Diamond Hill Small Cap Fund

Schedule of Investments

September 30, 2025 (Unaudited)

Common Stocks - 99.3%	Shares	Fair Value
Consumer Discretionary - 10.6%
American Eagle Outfitters, Inc. (a)	143,284	$2,451,589
Century Communities, Inc.	24,743	1,567,964
Green Brick Partners, Inc. (a)(b)	13,543	1,000,286
Johnson Outdoors, Inc., Class A (a)	42,418	1,713,263
Red Rock Resorts, Inc., Class A	235,295	14,367,113
Rocky Brands, Inc. (a)	71,611	2,133,292
		23,233,507
Consumer Staples - 8.0%
Mama's Creations, Inc. (a)(b)	312,769	3,287,202
Marzetti Co. (The)	15,493	2,677,035
Oil-Dri Corp. of America (a)	91,756	5,600,786
Post Holdings, Inc. (b)	22,880	2,459,142
Utz Brands, Inc.	284,192	3,452,933
		17,477,098
Energy - 4.7%
Centrus Energy Corp., Class A (a)(b)	15,862	4,918,330
Civitas Resources, Inc. (a)	83,571	2,716,058
Magnolia Oil & Gas Corp., Class A (a)	111,570	2,663,176
		10,297,564
Financials - 18.4%
Bank OZK	175,778	8,961,162
BOK Financial Corp. (a)	29,445	3,281,351
First Western Financial, Inc. (a)(b)	67,661	1,557,895
International General Insurance Holdings Ltd. (a)	182,454	4,232,933
Live Oak Bancshares, Inc.	199,502	7,026,460
Mr. Cooper Group, Inc.	24,330	5,128,521
Silvercrest Asset Management Group, Inc., Class A (a)	102,997	1,622,203
Triumph Financial, Inc. (b)	169,290	8,471,272
		40,281,797
Health Care - 9.9%
Astrana Health, Inc. (a)(b)	325,718	9,234,105
Avanos Medical, Inc. (a)(b)	289,933	3,351,625
Mesa Laboratories, Inc. (a)	90,500	6,064,405
UFP Technologies, Inc. (a)(b)	14,920	2,978,032
		21,628,167

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Common Stocks - 99.3% (Continued)	Shares	Fair Value
Industrials - 28.6%
Allegiant Travel Co. (a)(b)	96,596	$5,870,139
Allient, Inc.	72,803	3,257,934
Asure Software, Inc. (a)(b)	151,973	1,246,179
AZZ, Inc.	24,891	2,716,355
Cimpress plc (b)	24,704	1,557,340
Concrete Pumping Holdings, Inc. (a)	351,497	2,478,054
Ducommun, Inc. (b)	107,220	10,307,059
Energy Recovery, Inc. (b)	90,243	1,391,547
ESAB Corp.	16,486	1,842,146
First Advantage Corp. (b)	320,670	4,935,111
Fortune Brands Innovations, Inc.	39,853	2,127,752
FTAI Infrastructure, Inc. (a)	1,103,835	4,812,721
Graham Corp. (a)(b)	117,925	6,474,083
Helios Technologies, Inc.	61,411	3,201,355
Hurco Cos., Inc. (b)	50,752	883,085
Miller Industries, Inc.	42,276	1,708,796
Perma-Fix Environmental Services, Inc. (a)(b)	186,240	1,881,024
Proficient Auto Logistics, Inc. (a)(b)	535,353	3,688,582
Thermon Group Holdings, Inc. (a)(b)	45,645	1,219,634
WESCO International, Inc.	4,874	1,030,851
		62,629,747
Information Technology - 1.2%
Progress Software Corp. (a)	34,357	1,509,303
Rimini Street, Inc. (a)(b)	262,468	1,228,350
		2,737,653
Materials - 9.5%
Ashland, Inc.	21,395	1,025,034
Core Molding Technologies, Inc. (a)(b)	86,209	1,771,595
Orion SA	278,948	2,114,426
Taseko Mines Ltd. (a)(b)	1,321,877	5,591,540
Titan America SA	170,909	2,553,380
United States Lime & Minerals, Inc. (a)	58,494	7,694,886
		20,750,861
Real Estate - 6.8%
CubeSmart	95,804	3,895,391

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Common Stocks - 99.3% (Continued)	Shares	Fair Value
Real Estate - 6.8% (Continued)
Curbline Properties Corp. (a)	100,687	$2,245,320
Ryman Hospitality Properties, Inc. (a)	76,221	6,828,639
Strawberry Fields REIT, Inc.	164,993	2,029,414
		14,998,764
Utilities - 1.6%
UGI Corp. (a)	102,631	3,413,507

Total Common Stocks (Cost $149,018,142)		$217,448,665

Registered Investment Companies - 17.3%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.09% (c)	611,357	$611,357
State Street Navigator Securities Lending Portfolio I, 3.94% (c)(d)	37,201,479	37,201,479
Total Registered Investment Companies (Cost $37,812,836)		$37,812,836

Total Investment Securities - 116.6% (Cost $186,830,978)		$255,261,501

Liabilities in Excess of Other Assets - (16.6)%		(36,247,729)

Net Assets - 100.0%		$219,013,772

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $55,865,804.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of September 30, 2025.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $20,854,495.

plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Societe Anonyme

Diamond Hill Small-Mid Cap Fund

Schedule of Investments

September 30, 2025 (Unaudited)

Common Stocks - 96.1%	Shares	Fair Value
Communication Services - 1.7%
Liberty Media Corp. - Liberty Formula One - Series C (a)(b)	151,769	$15,852,272

Consumer Discretionary - 10.2%
Bath & Body Works, Inc.	266,143	6,855,844
CarMax, Inc. (b)	97,699	4,383,754
Century Communities, Inc. (a)	49,817	3,156,903
Lear Corp. (a)	137,735	13,857,518
NVR, Inc. (b)	2,245	18,037,812
Red Rock Resorts, Inc., Class A	752,789	45,965,296
		92,257,127
Consumer Staples - 5.4%
Marzetti Co. (The)	78,048	13,485,914
Post Holdings, Inc. (a)(b)	332,322	35,717,969
		49,203,883
Energy - 3.7%
Civitas Resources, Inc. (a)	635,371	20,649,558
Coterra Energy, Inc.	538,758	12,741,627
		33,391,185
Financials - 14.6%
Brown & Brown, Inc.	51,521	4,832,155
Equitable Holdings, Inc.	169,604	8,612,491
First Horizon Corp.	306,764	6,935,934
Loews Corp.	82,612	8,293,419
Mr. Cooper Group, Inc.	210,393	44,348,740
RenaissanceRe Holdings Ltd. (a)	72,421	18,389,865
Stifel Financial Corp.	74,209	8,420,495
Synovus Financial Corp.	155,923	7,652,701
Triumph Financial, Inc. (b)	100,021	5,005,051
Webster Financial Corp.	326,934	19,432,957
		131,923,808
Health Care - 10.5%
Boston Scientific Corp. (a)(b)	61,669	6,020,744
Cooper Cos., Inc. (The) (b)	93,583	6,416,050
ICON plc (b)	93,008	16,276,400
Illumina, Inc. (a)(b)	134,737	12,795,973

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Common Stocks - 96.1% (Continued)	Shares	Fair Value
Health Care - 10.5% (Continued)
Labcorp Holdings, Inc.	50,548	$14,510,309
Perrigo Co. plc (a)	190,000	4,231,300
Revvity, Inc. (a)	140,558	12,319,909
Solventum Corp. (b)	179,582	13,109,486
Teleflex, Inc. (a)	80,000	9,788,800
		95,468,971
Industrials - 28.8%
Alaska Air Group, Inc. (a)(b)	111,110	5,531,056
Builders FirstSource, Inc. (a)(b)	48,677	5,902,086
Energy Recovery, Inc. (b)	431,923	6,660,253
ESAB Corp.	34,448	3,849,220
First Advantage Corp. (b)	699,606	10,766,936
Fortune Brands Innovations, Inc.	174,117	9,296,107
FTI Consulting, Inc. (b)	42,177	6,817,912
Gates Industrial Corp. plc (b)	1,389,260	34,481,433
Generac Holdings, Inc. (b)	36,882	6,174,047
Helios Technologies, Inc. (a)	133,637	6,966,497
Huntington Ingalls Industries, Inc.	117,048	33,699,290
Regal Rexnord Corp.	224,241	32,165,129
SS&C Technologies Holdings, Inc.	276,679	24,558,028
Toro Co. (The)	58,441	4,453,204
TransUnion (a)	132,013	11,060,049
WESCO International, Inc.	206,360	43,645,140
WNS Holdings Ltd. (a)(b)	200,424	15,286,338
		261,312,725
Information Technology - 8.2%
Ciena Corp. (b)	164,546	23,969,416
GoDaddy, Inc., Class A (b)	60,312	8,252,491
Progress Software Corp. (a)(b)	279,769	12,290,252
Teledyne Technologies, Inc. (a)(b)	18,308	10,729,220
VeriSign, Inc.	66,804	18,676,394
		73,917,773
Materials - 3.0%
Ashland, Inc.	130,000	6,228,300
Knife River Corp. (a)(b)	138,727	10,663,944

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Common Stocks - 96.1% (Continued)	Shares	Fair Value
Materials - 3.0% (Continued)
Taseko Mines Ltd. (b)	2,339,997	$9,898,187
		26,790,431
Real Estate - 8.6%
CubeSmart	686,248	27,902,844
Mid-America Apartment Communities, Inc.	143,926	20,110,780
Rexford Industrial Realty, Inc. (a)	268,740	11,047,901
Ryman Hospitality Properties, Inc. (a)	141,321	12,660,948
UDR, Inc. (a)	167,440	6,238,814
		77,961,287
Utilities - 1.4%
UGI Corp. (a)	376,196	12,512,279

Total Common Stocks (Cost $572,614,490)		$870,591,741

Registered Investment Companies - 9.4%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.09% (c)	25,442,616	$25,442,616
State Street Navigator Securities Lending Portfolio I, 3.94% (c)(d)	59,945,372	59,945,372
Total Registered Investment Companies (Cost $85,387,988)		$85,387,988

Total Investment Securities - 105.5% (Cost $658,002,478)		$955,979,729

Liabilities in Excess of Other Assets - (5.5)%		(49,792,273)

Net Assets - 100.0%		$906,187,456

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $131,502,788.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of September 30, 2025.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $73,199,454.

plc - Public Limited Company

Diamond Hill Mid Cap Fund

Schedule of Investments

September 30, 2025 (Unaudited)

Common Stocks - 96.8%	Shares	Fair Value
Communication Services - 1.8%
Liberty Media Corp. - Liberty Formula One - Series C (a)	13,771	$1,438,381

Consumer Discretionary - 6.3%
CarMax, Inc. (a)	8,979	402,888
Lear Corp. (b)	3,000	301,830
NVR, Inc. (a)	179	1,438,204
Red Rock Resorts, Inc., Class A	47,006	2,870,186
		5,013,108
Consumer Staples - 6.5%
Marzetti Co. (The)	4,401	760,449
Post Holdings, Inc. (a)	27,741	2,981,603
Sysco Corp.	17,178	1,414,437
		5,156,489
Energy - 2.7%
Civitas Resources, Inc. (b)	19,544	635,180
Coterra Energy, Inc.	42,290	1,000,158
Diamondback Energy, Inc.	3,817	546,213
		2,181,551
Financials - 16.4%
American International Group, Inc.	46,420	3,645,827
Equitable Holdings, Inc.	11,134	565,385
Hartford Insurance Group, Inc. (The)	9,355	1,247,863
LPL Financial Holdings, Inc. (b)	2,639	877,969
Mr. Cooper Group, Inc.	16,203	3,415,430
Stifel Financial Corp.	4,223	479,184
Webster Financial Corp.	16,595	986,407
Willis Towers Watson plc (b)	5,234	1,808,085
		13,026,150
Health Care - 12.8%
Boston Scientific Corp. (a)	16,173	1,578,970
Cooper Cos., Inc. (The) (a)	8,197	561,986
Humana, Inc.	6,734	1,751,985
ICON plc (a)	6,842	1,197,350
Illumina, Inc. (a)(b)	11,766	1,117,417
Labcorp Holdings, Inc.	4,525	1,298,946

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Common Stocks - 96.8% (Continued)	Shares	Fair Value
Health Care - 12.8% (Continued)
Revvity, Inc. (b)	12,269	$1,075,378
Solventum Corp. (a)	11,435	834,755
Teleflex, Inc.	6,400	783,104
		10,199,891
Industrials - 27.3%
Alaska Air Group, Inc. (a)(b)	9,800	487,844
Ferguson Enterprises, Inc.	6,007	1,349,052
Fortune Brands Innovations, Inc.	15,579	831,763
FTI Consulting, Inc. (a)	4,888	790,145
Huntington Ingalls Industries, Inc.	8,854	2,549,155
Johnson Controls International plc	10,155	1,116,542
L3Harris Technologies, Inc.	6,311	1,927,443
Parker-Hannifin Corp. (b)	3,650	2,767,248
Regal Rexnord Corp.	20,138	2,888,595
SS&C Technologies Holdings, Inc.	24,276	2,154,738
Toro Co. (The)	4,064	309,677
TransUnion	11,099	929,874
WESCO International, Inc.	16,818	3,557,007
		21,659,083
Information Technology - 7.3%
Check Point Software Technologies Ltd. (a)	1,641	339,539
Ciena Corp. (a)	14,429	2,101,872
GoDaddy, Inc., Class A (a)	5,199	711,379
Teledyne Technologies, Inc. (a)	1,654	969,310
VeriSign, Inc.	5,924	1,656,173
		5,778,273
Materials - 5.1%
Ashland, Inc.	15,744	754,295
Freeport-McMoRan, Inc.	48,146	1,888,286
Martin Marietta Materials, Inc.	2,241	1,412,457
		4,055,038
Real Estate - 9.2%
CubeSmart	48,526	1,973,067
Extra Space Storage, Inc.	6,818	960,929
Mid-America Apartment Communities, Inc.	10,818	1,511,599

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Common Stocks - 96.8% (Continued)	Shares	Fair Value
Real Estate - 9.2% (Continued)
Ryman Hospitality Properties, Inc.	12,226	$1,095,327
SBA Communications Corp., Class A	4,298	831,018
Ventas, Inc.	12,813	896,782
		7,268,722
Utilities - 1.4%
UGI Corp. (b)	34,137	1,135,397

Total Common Stocks (Cost $45,153,095)		$76,912,083

Registered Investment Companies - 8.8%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.09% (c)	2,465,545	$2,465,545
State Street Navigator Securities Lending Portfolio I, 3.94% (c)(d)	4,484,769	4,484,769
Total Registered Investment Companies (Cost $6,950,314)		$6,950,314

Total Investment Securities - 105.6% (Cost $52,103,409)		$83,862,397

Liabilities in Excess of Other Assets - (5.6)%		(4,442,628)

Net Assets - 100.0%		$79,419,769

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $6,941,260.
(c)	The rate shown is the 7-day effective yield as of September 30, 2025.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $2,501,919.

plc - Public Limited Company

Diamond Hill Large Cap Fund

Schedule of Investments

September 30, 2025 (Unaudited)

Common Stocks - 96.8%	Shares	Fair Value
Communication Services - 2.1%
Walt Disney Co. (The)	1,397,604	$160,025,658

Consumer Discretionary - 8.1%
Amazon.com, Inc. (a)	601,236	132,013,389
CarMax, Inc. (a)	1,912,093	85,795,613
General Motors Co. (b)	2,586,771	157,715,428
NVR, Inc. (a)	16,789	134,893,907
Starbucks Corp. (b)	1,322,644	111,895,682
		622,314,019
Consumer Staples - 9.1%
Colgate-Palmolive Co. (b)	3,705,017	296,179,059
General Mills, Inc.	3,779,023	190,538,340
Sysco Corp.	2,561,524	210,915,886
		697,633,285
Energy - 4.8%
ConocoPhillips	2,419,776	228,886,612
Diamondback Energy, Inc.	989,426	141,586,861
		370,473,473
Financials - 24.6%
American International Group, Inc.	4,636,576	364,156,679
Aon plc, Class A	705,892	251,706,969
Bank of America Corp.	3,460,773	178,541,279
Berkshire Hathaway, Inc., Class B (a)	747,550	375,823,287
Capital One Financial Corp.	1,139,878	242,315,265
Equitable Holdings, Inc.	728,549	36,995,718
Hartford Insurance Group, Inc. (The)	343,039	45,757,972
KeyCorp	5,212,814	97,427,494
MetLife, Inc.	1,888,765	155,577,573
Nasdaq, Inc.	413,697	36,591,500
Visa, Inc., Class A (b)	275,907	94,189,132
		1,879,082,868
Health Care - 14.4%
Abbott Laboratories (b)	2,294,233	307,289,568
HCA Healthcare, Inc.	274,139	116,838,042
Labcorp Holdings, Inc. (b)	626,808	179,931,505

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Common Stocks - 96.8% (Continued)	Shares	Fair Value
Health Care - 14.4% (Continued)
Medtronic plc	1,052,377	$100,228,385
Pfizer, Inc.	4,804,083	122,408,035
Thermo Fisher Scientific, Inc. (b)	238,988	115,913,960
Zoetis, Inc. (b)	1,083,751	158,574,446
		1,101,183,941
Industrials - 15.9%
Builders FirstSource, Inc. (a)(b)	550,365	66,731,756
Caterpillar, Inc.	213,494	101,868,662
Deere & Co.	198,065	90,567,202
FedEx Corp.	359,425	84,756,009
Ferguson Enterprises, Inc. (b)	682,354	153,243,061
L3Harris Technologies, Inc.	420,985	128,573,029
Regal Rexnord Corp. (b)	800,206	114,781,549
SS&C Technologies Holdings, Inc. (b)	1,113,375	98,823,165
Union Pacific Corp.	743,266	175,685,784
Waste Management, Inc.	887,104	195,899,176
		1,210,929,393
Information Technology - 8.8%
Accenture plc, Class A	395,967	97,645,462
Adobe, Inc. (a)	428,035	150,989,346
Salesforce, Inc. (b)	676,578	160,348,986
Texas Instruments, Inc.	1,412,811	259,575,765
		668,559,559
Materials - 5.0%
International Paper Co. (b)	2,429,848	112,744,947
Martin Marietta Materials, Inc. (b)	248,966	156,918,291
Nucor Corp. (b)	820,384	111,104,605
		380,767,843
Real Estate - 4.0%
Extra Space Storage, Inc.	1,039,928	146,567,452
SBA Communications Corp., Class A	804,038	155,460,747
		302,028,199

Total Common Stocks (Cost $5,970,600,627)		$7,392,998,238

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Registered Investment Companies - 4.6%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.09% (c)	224,626,456	$224,626,456
State Street Navigator Securities Lending Portfolio I, 3.94% (c)(d)	128,115,020	128,115,020
Total Registered Investment Companies (Cost $352,741,476)		$352,741,476

Total Investment Securities - 101.4% (Cost $6,323,342,103)		$7,745,739,714

Liabilities in Excess of Other Assets - (1.4)%		(107,665,471)

Net Assets - 100.0%		$7,638,074,243

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $201,265,405.
(c)	The rate shown is the 7-day effective yield as of September 30, 2025.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $76,354,741.

plc - Public Limited Company

Diamond Hill Select Fund

Schedule of Investments

September 30, 2025 (Unaudited)

Common Stocks - 98.0%	Shares	Fair Value
Consumer Discretionary - 13.9%
CarMax, Inc. (a)	394,898	$17,719,073
General Motors Co.	262,601	16,010,783
Red Rock Resorts, Inc., Class A	508,419	31,044,064
Starbucks Corp.	185,601	15,701,845
		80,475,765
Consumer Staples - 3.3%
Colgate-Palmolive Co.	241,094	19,273,054

Energy - 6.3%
Antero Resources Corp. (a)	445,280	14,943,597
Diamondback Energy, Inc.	151,691	21,706,982
		36,650,579
Financials - 25.1%
American International Group, Inc.	493,655	38,771,664
Berkshire Hathaway, Inc., Class B (a)	62,636	31,489,623
Capital One Financial Corp.	145,765	30,986,724
KeyCorp	827,620	15,468,218
Mr. Cooper Group, Inc.	136,297	28,730,045
		145,446,274
Health Care - 5.6%
Abbott Laboratories	153,995	20,626,090
Zoetis, Inc.	79,375	11,614,150
		32,240,240
Industrials - 27.6%
Builders FirstSource, Inc. (a)(b)	67,172	8,144,605
Cimpress plc (a)(b)	577,846	36,427,412
Huntington Ingalls Industries, Inc. (b)	119,651	34,448,719
Regal Rexnord Corp.	247,945	35,565,231
SS&C Technologies Holdings, Inc.	171,752	15,244,708
Union Pacific Corp.	65,247	15,422,433
WESCO International, Inc. (b)	68,748	14,540,202
		159,793,310
Information Technology - 9.3%
Adobe, Inc. (a)	34,795	12,273,936
Coherent Corp. (a)	122,392	13,184,066

Diamond Hill Select Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Common Stocks - 98.0% (Continued)	Shares	Fair Value
Information Technology - 9.3% (Continued)
Salesforce, Inc.	60,871	$14,426,427
Texas Instruments, Inc.	77,017	14,150,333
		54,034,762
Materials - 4.9%
Ashland, Inc.	319,398	15,302,358
International Paper Co. (b)	279,347	12,961,701
		28,264,059
Real Estate - 2.0%
SBA Communications Corp., Class A	58,838	11,376,327

Total Common Stocks (Cost $437,445,878)		$567,554,370

Registered Investment Companies - 5.6%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.09% (c)	11,611,524	$11,611,524
State Street Navigator Securities Lending Portfolio I, 3.94% (c)(d)	20,631,586	20,631,586
Total Registered Investment Companies (Cost $32,243,110)		$32,243,110

Total Investment Securities - 103.6% (Cost $469,688,988)		$599,797,480

Liabilities in Excess of Other Assets - (3.6)%		(20,689,054)

Net Assets - 100.0%		$579,108,426

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $27,757,401.
(c)	The rate shown is the 7-day effective yield as of September 30, 2025.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $7,425,747.

plc - Public Limited Company

Diamond Hill Long-Short Fund

Schedule of Investments

September 30, 2025 (Unaudited)

Common Stocks - 89.8%	Shares	Fair Value
Communication Services - 10.9%
Alphabet, Inc., Class A	412,959	$100,390,333
Comcast Corp., Class A	363,204	11,411,870
Meta Platforms, Inc., Class A	116,484	85,543,520
Walt Disney Co. (The)	283,455	32,455,597
		229,801,320
Consumer Discretionary - 5.9%
Amazon.com, Inc. (a)	203,497	44,681,836
Lear Corp. (b)	233,252	23,467,484
Lululemon Athletica, Inc. (a)(b)	89,940	16,003,024
TJX Cos., Inc. (The)	134,416	19,428,489
Ulta Beauty, Inc. (a)(b)	36,532	19,973,871
		123,554,704
Consumer Staples - 3.2%
Constellation Brands, Inc., Class A	242,171	32,613,169
Sysco Corp.	420,660	34,637,144
		67,250,313
Energy - 4.4%
Chevron Corp.	152,644	23,704,087
Coterra Energy, Inc. (b)	1,151,653	27,236,593
Diamondback Energy, Inc. (b)	294,638	42,162,698
		93,103,378
Financials - 19.9%
American International Group, Inc.	1,001,695	78,673,125
Aon plc, Class A (b)	71,134	25,364,962
Bank of America Corp.	546,845	28,211,734
Berkshire Hathaway, Inc., Class B (a)	58,824	29,573,178
Capital One Financial Corp.	159,305	33,865,057
Citigroup, Inc.	756,106	76,744,759
Fidelity National Information Services, Inc.	386,095	25,459,104
Hartford Insurance Group, Inc. (The)	222,349	29,659,133
KKR & Co., Inc.	67,688	8,796,056
Morgan Stanley	181,422	28,838,841
Truist Financial Corp.	638,436	29,189,294
Visa, Inc., Class A	74,077	25,288,406
		419,663,649

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Common Stocks - 89.8% (Continued)	Shares	Fair Value
Health Care - 14.0%
Abbott Laboratories	269,012	$36,031,467
Becton, Dickinson and Co.	155,916	29,182,798
Cooper Cos., Inc. (The) (a)	313,094	21,465,725
HCA Healthcare, Inc.	67,411	28,730,568
Labcorp Holdings, Inc. (b)	90,084	25,859,513
Medtronic plc (b)	309,211	29,449,256
Perrigo Co. plc (b)	1,338,430	29,806,836
Pfizer, Inc.	868,836	22,137,941
Solventum Corp. (a)	409,333	29,881,309
Teleflex, Inc.	42,370	5,184,393
Zoetis, Inc.	252,930	37,008,718
		294,738,524
Industrials - 11.1%
Booz Allen Hamilton Holding Corp. (b)	370,285	37,009,986
Builders FirstSource, Inc. (a)(b)(c)	298,153	36,151,051
ESAB Corp. (b)(c)	95,425	10,662,789
Johnson Controls International plc (c)	126,070	13,861,396
L3Harris Technologies, Inc. (c)	111,010	33,903,564
Parker-Hannifin Corp. (c)	65,806	49,890,819
SS&C Technologies Holdings, Inc.	376,700	33,435,892
WNS Holdings Ltd. (a)	265,342	20,237,634
		235,153,131
Information Technology - 16.4%
Adobe, Inc. (a)(c)	96,325	33,978,644
Ciena Corp. (a)	236,468	34,446,294
Microsoft Corp. (c)	193,141	100,037,381
Salesforce, Inc. (c)	188,315	44,630,655
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	299,019	83,513,016
Texas Instruments, Inc.	123,441	22,679,815
VeriSign, Inc. (c)	96,765	27,052,591
		346,338,396
Materials - 1.9%
Ashland, Inc. (b)	422,439	20,239,052
Freeport-McMoRan, Inc.	533,871	20,938,421
		41,177,473

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Common Stocks - 89.8% (Continued)	Shares	Fair Value
Real Estate - 1.1%
Extra Space Storage, Inc. (b)	163,134	$22,992,106

Utilities - 1.0%
Dominion Energy, Inc. (b)	349,315	21,367,599

Total Common Stocks (Cost $1,074,513,144)		$1,895,140,593

Registered Investment Companies - 18.3%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.09% (d)	202,814,827	$202,814,827
State Street Navigator Securities Lending Portfolio I, 3.94% (d)(e)	183,175,505	183,175,505
Total Registered Investment Companies (Cost $385,990,332)		$385,990,332

Total Investment Securities - 108.1% (Cost $1,460,503,476)		$2,281,130,925

Segregated Cash With Custodian - 33.2%		700,607,400

Investments Sold Short - (33.0)% (Proceeds $617,010,778)		(695,265,993)

Liabilities in Excess of Other Assets - (8.3)%		(175,319,342)

Net Assets - 100.0%		$2,111,152,990

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $180,548,282.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	The rate shown is the 7-day effective yield as of September 30, 2025.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR - American Depositary Receipt

plc - Public Limited Company

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short

September 30, 2025 (Unaudited)

Common Stocks - 33.0%	Shares	Fair Value
Consumer Discretionary - 9.9%
Acushnet Holdings Corp.	197,772	$15,523,124
Brinker International, Inc.	94,390	11,957,325
Cheesecake Factory, Inc. (The)	273,357	14,936,227
Choice Hotels International, Inc.	95,287	10,187,133
eBay, Inc.	298,713	27,167,947
GameStop Corp., Class A	433,798	11,834,009
Garmin Ltd.	175,657	43,250,267
Royal Caribbean Cruises Ltd.	97,585	31,576,554
Shake Shack, Inc., Class A	42,742	4,001,079
United Parks and Resorts, Inc.	137,630	7,115,471
Williams-Sonoma, Inc.	135,845	26,550,905
YETI Holdings, Inc.	108,060	3,585,431
		207,685,472
Consumer Staples - 1.9%
Clorox Co. (The)	38,620	4,761,846
Sprouts Farmers Market, Inc.	189,091	20,573,101
WD-40 Co.	76,375	15,091,700
		40,426,647
Financials - 3.2%
Affirm Holdings, Inc., Class A	312,102	22,808,414
Bank of Hawaii Corp.	372,575	24,455,823
Commerce Bancshares, Inc.	141,364	8,447,913
First Financial Bankshares, Inc.	149,547	5,032,257
Palomar Holdings, Inc.	58,936	6,880,778
		67,625,185
Health Care - 3.9%
Doximity, Inc., Class A	318,020	23,263,163
Medpace Holdings, Inc.	65,450	33,651,772
Penumbra, Inc.	32,445	8,218,967
ResMed, Inc.	65,290	17,871,832
		83,005,734
Industrials - 4.9%
Core & Main, Inc., Class A	494,448	26,616,136
Federal Signal Corp.	215,720	25,668,523
Matson, Inc.	247,620	24,412,856

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short (Continued)

September 30, 2025 (Unaudited)

Common Stocks - 33.0% (Continued)	Shares	Fair Value
Industrials - 4.9% (Continued)
Mueller Industries, Inc.	192,540	$19,467,719
Powell Industries, Inc.	24,500	7,467,845
		103,633,079
Information Technology - 6.1%
Alarm.com Holdings, Inc.	483,704	25,675,008
Asana, Inc., Class A	372,888	4,981,784
Badger Meter, Inc.	41,642	7,436,428
F5, Inc.	65,087	21,035,468
International Business Machines Corp.	180,030	50,797,265
Samsara, Inc., Class A	355,601	13,246,137
Teradata Corp.	261,355	5,621,746
		128,793,836
Materials - 0.9%
MP Materials Corp.	284,375	19,073,031

Real Estate - 1.2%
eXp World Holdings, Inc.	910,906	9,710,258
Vornado Realty Trust	375,030	15,199,966
		24,910,224
Utilities - 1.0%
Ormat Technologies, Inc.	208,964	20,112,785

Total Investments Sold Short - 33.0% (Proceeds $617,010,778)		$695,265,993

Percentages disclosed are based on total net assets of the Fund at September 30, 2025.

Diamond Hill International Fund

Schedule of Investments

September 30, 2025 (Unaudited)

Common Stocks - 97.0%	Shares	Fair Value
Australia - 1.3%
Whitehaven Coal Ltd. (a)	507,080	$2,212,994

Austria - 1.9%
BAWAG Group AG	24,095	3,176,340

Brazil - 1.0%
Itausa SA	761,140	1,648,901

Canada - 8.2%
Agnico Eage Mines Ltd.	10,219	1,721,466
Canadian Natural Resources Ltd. (a)	127,147	4,066,292
Franco-Nevada Corp. (a)	7,968	1,773,867
Imperial Oil Ltd. (a)	44,155	4,004,398
North West Co., Inc. (The) (a)	56,816	1,952,597
		13,518,620
China - 4.5%
Alibaba Group Holding Ltd.	206,900	4,627,189
Tencent Holdings Ltd.	31,800	2,709,697
		7,336,886
Finland - 0.9%
Konecranes OYJ	17,096	1,415,285

France - 5.0%
Safran SA	14,267	5,062,634
Veolia Environnement SA	91,438	3,118,045
		8,180,679
Germany - 4.2%
Evotec SE (b)	189,090	1,384,855
Gerresheimer AG	33,436	1,392,807
Krones AG	28,001	4,090,849
		6,868,511
India - 4.5%
Arvind Ltd.	245,938	840,668
HDFC Bank Ltd. - ADR	158,056	5,399,193

Diamond Hill International Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Common Stocks - 97.0% (Continued)	Shares	Fair Value
India - 4.5% (Continued)
Hindustan Aeronautics Ltd.	21,059	$1,124,760
		7,364,621
Ireland - 3.1%
AIB Group plc	549,632	5,010,574

Japan - 8.1%
Hitachi Ltd.	118,900	3,150,431
Max Co. Ltd.	111,300	4,234,867
Sumitomo Densetsu Co. Ltd.	70,000	3,019,564
Toyo Suisan Kaisha Ltd.	40,900	2,922,257
		13,327,119
Korea (Republic of) - 3.0%
Samsung Electronics Co. Ltd.	81,020	4,854,788

Mexico - 1.5%
Wal-Mart de Mexico SAB de CV (a)	775,992	2,397,014

Netherlands - 5.5%
Allfunds Group plc	453,778	3,386,890
EXOR NV	57,854	5,662,186
		9,049,076
Singapore - 1.1%
Singapore Exchange Ltd.	137,662	1,767,303

Sweden - 2.2%
Epiroc AB, Class B	65,360	1,236,477
Spotify Technology SA (b)	3,396	2,370,408
		3,606,885
Switzerland - 6.2%
Compagnie Financiere Richemont SA, Class A	22,763	4,370,061
Novartis AG - ADR (a)	27,827	3,568,535
Roche Holdings AG	6,727	2,240,149
		10,178,745

Diamond Hill International Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Common Stocks - 97.0% (Continued)	Shares	Fair Value
Taiwan Province of China - 4.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (a)	28,960	$8,088,238

United Kingdom - 23.0%
Beazley plc	201,658	2,466,271
British American Tobacco plc	84,579	4,498,528
Bunzl plc	85,794	2,711,708
Compass Group plc	130,363	4,443,520
Glencore plc	628,045	2,892,540
Hikma Pharmaceuticals plc	35,130	806,445
Howden Joinery Group plc	268,706	3,057,035
Imperial Brands plc	76,004	3,228,759
Melrose Industries plc	301,165	2,479,453
Smith & Nephew plc	86,332	1,565,833
Tesco plc	704,385	4,221,864
Unilever plc	65,166	3,870,412
Wise plc, Class A (b)	104,083	1,450,949
		37,693,317
United States - 6.9%
Aurinia Pharmaceuticals, Inc. (b)	116,203	1,284,043
CNH Industrial NV	222,906	2,418,530
Ferguson Enterprises, Inc.	7,247	1,627,581
uniQure NV (a)(b)	33,333	1,945,647
Willis Towers Watson plc	11,878	4,103,255
		11,379,056

Total Common Stocks (Cost $125,264,883)		$159,074,952

Diamond Hill International Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Registered Investment Companies - 5.4%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.09% (c)	4,356,068	$4,356,068
State Street Navigator Securities Lending Portfolio I, 3.94% (c)(d)	4,449,665	4,449,665
Total Registered Investment Companies (Cost $8,805,733)		$8,805,733

Total Investment Securities - 102.4% (Cost $134,070,616)		$167,880,685

Liabilities in Excess of Other Assets - (2.4)%		(3,916,668)

Net Assets - 100.0%		$163,964,017

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $8,149,128.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of September 30, 2025.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $4,065,024.

AB - Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

NV - Naamloze Vennootschap

OYJ - Julkinen Osakeyhito

plc - Public Limited Company

SA - Societe Anonyme

SAB de CV - Societe Anonima Bursatil de Capital Variable

SE - Societe Europaea

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments

September 30, 2025 (Unaudited)

Corporate Credit - 1.5%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 0.6%
American Express Co. (a)	6.338%	10/30/26	$1,000,000	$1,001,699
American Express Co. (b)	2.550%	03/04/27	500,000	490,228
American Express Co.	5.043%	07/26/28	500,000	508,531
Citibank NA	4.876%	11/19/27	1,750,000	1,763,632
Discover Bank	3.450%	07/27/26	801,000	796,206
Fifth Third Bancorp	1.707%	11/01/27	1,200,000	1,166,227
HSBC Holdings plc	5.597%	05/17/28	4,000,000	4,084,002
JPMorgan Chase & Co. (a)	1.470%	09/22/27	3,800,000	3,704,202
Key Bank NA (b)	5.850%	11/15/27	2,000,000	2,063,366
Key Bank NA	4.390%	12/14/27	1,600,000	1,608,426
PNC Bank NA (b)	4.775%	01/15/27	3,000,000	3,003,601
Royal Bank of Canada (b)	4.522%	10/18/28	500,000	504,137
Toronto-Dominion Bank (The) (b)	4.861%	01/31/28	2,925,000	2,976,122
US Bancorp	6.787%	10/26/27	900,000	924,112
Wells Fargo & Co., Series Q (a)	3.196%	06/17/27	1,500,000	1,489,413
				26,083,904
Consumer Cyclical - 0.3%
Ford Motor Credit Co., LLC	5.850%	05/17/27	5,000,000	5,061,812
General Motors Financial Co. (b)	1.250%	01/08/26	3,700,000	3,669,390
General Motors Financial Co.	5.050%	04/04/28	2,000,000	2,032,151
Hyundai Capital America (c)	6.250%	11/03/25	900,000	901,306
Hyundai Capital America (c)	5.650%	06/26/26	900,000	908,333
Volkswagen Group America (c)	4.900%	08/14/26	800,000	803,723
				13,376,715
Consumer Non-Cyclical - 0.0% (d)
Pfizer, Inc. (b)	4.450%	05/19/26	900,000	901,762

Electric - 0.3%
NYSEG Storm Funding, LLC, Series 2025-A	4.713%	05/01/31	14,000,000	14,113,508

Energy - 0.0% (d)
Energy Transfer, LP	6.050%	12/01/26	500,000	509,318
Energy Transfer, LP (b)	5.500%	06/01/27	1,000,000	1,017,340
				1,526,658

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Corporate Credit - 1.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 0.1%
Jackson National Life Global Funding (c)	5.550%	07/02/27	$3,150,000	$3,218,371
Pricoa Global Funding (c)	4.400%	08/27/27	1,000,000	1,007,608
Principal Life Global Funding II (b)(c)	4.600%	08/19/27	500,000	504,761
RGA Global Funding (c)	2.000%	11/30/26	800,000	779,998
				5,510,738
Technology - 0.1%
Broadcom, Inc.	5.050%	07/12/27	4,225,000	4,297,975
Dell International, LLC / EMC Corp.	4.900%	10/01/26	300,000	301,669
				4,599,644
Transportation - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	02/15/29	304,029	304,455
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,214,000	1,175,394
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	442,533	454,872
				1,934,721

Total Corporate Credit (Cost $67,393,609)				$68,047,650

Securitized - 85.2%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 3.1%
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	$3,588,000	$3,512,712
DailyPay Securitization Trust, Series 2025-1A, Class A (c)	5.630%	06/25/28	20,000,000	20,129,344
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(c)	4.450%	01/25/26	8,850,000	8,767,413
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (a)(c)	3.620%	07/25/26	9,900,000	9,504,853
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/25/26	14,280,000	13,745,527
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (c)	7.900%	07/25/27	4,850,000	4,868,689

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 3.1% (Continued)
GoodLeap Sustainable Home Improvement Loan Trust, Series 2023-1, Class A (c)	5.520%	02/22/55	$8,134,891	$7,668,175
Greensky Home Improvement, Series 2025-2A, Class E (c)	7.790%	06/25/60	1,000,000	1,015,082
Helios Issuer, LLC, Series 2022-C, Class C (c)(e)	6.000%	11/22/49	4,012,818	1,598,383
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	382,444	374,709
Holiday Inn Timeshare Trust, Series 2020-A, Class D (c)	5.500%	10/09/39	177,881	175,466
Holiday Inn Timeshare Trust, Series 2020-A, Class E (c)	6.500%	10/09/39	1,013,922	980,974
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	1,973,186	1,652,415
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	1,538,208	1,251,442
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	263,782	237,627
Mosaic Solar Loans, LLC, Series 2020-1A, Class B (c)	3.100%	04/20/46	800,403	694,886
Mosaic Solar Loans, LLC, Series 2021-1, Class D (c)(e)	3.710%	12/20/46	391,668	313,947
Mosaic Solar Loans, LLC, Series 2023-1A, Class A (c)	5.320%	06/20/53	4,521,807	4,310,699
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (c)(e)	8.180%	09/22/53	11,000,000	5,572,222
MVW Own Trust, Series 2021-1W, Class D (c)	3.170%	01/22/41	861,240	827,939
PowerPay Issuance Trust, Series 2024-1A, Class A (c)	6.530%	02/18/39	3,394,827	3,503,459
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	765,692	715,218
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	30,743	30,545
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class A (c)	1.830%	11/15/55	11,300,000	11,272,399

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 3.1% (Continued)
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class B (c)	2.130%	11/15/55	$2,213,000	$2,207,351
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class C (c)	2.420%	11/15/55	1,000,000	996,922
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class D (c)	3.160%	11/15/55	4,118,000	4,105,928
Stream Innovations Issuer Trust, Series 2024-1A, Class A (c)	6.270%	07/15/44	5,678,297	5,909,139
US Bank NA, Series 2025-SUP2, Class B1 (c)	4.818%	09/25/32	11,400,000	11,385,875
US Bank NA, Series 2025-SUP2, Class D (1* SOFR30A + 220) (a)(c)	6.586%	09/25/32	4,725,000	4,729,769
US Bank NA, Series 2025-SUP2, Class R (1* SOFR30A + 650) (a)(c)	10.886%	09/25/32	11,425,000	11,424,649
				143,483,758
Agency MBS CMO - 3.1%
FHLMC, Series 2979, Class FP (1* SOFR + 45) (a)	4.937%	05/15/35	202,111	200,366
FHLMC, Series 3121, Class FM (1* SOFR + 40) (a)	4.887%	03/15/36	147,994	147,172
FHLMC, Series 4613, Class AF (1* SOFR + 110) (a)	5.587%	11/15/37	1,873,331	1,872,028
FHLMC, Series 3925, Class FL (1* SOFR + 45) (a)	4.937%	01/15/41	13,411	13,399
FHLMC, Series 3895, Class BF (1* SOFR + 50) (a)	4.987%	07/15/41	126,162	125,305
FHLMC, Series 4314, Class PF (1* SOFR + 40) (a)	4.887%	07/15/43	41,774	41,638
FHLMC, Series 5171, Class UK	2.000%	12/25/51	1,163,171	606,971
FHLMC, Pool #QH-5181	6.000%	11/01/53	9,690,694	9,952,937
FNMA, Series 2013-97, Class ZB	3.500%	09/25/33	9,198,231	9,028,124
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (a)	5.121%	07/25/36	292,834	288,002
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (a)	4.851%	11/25/36	133,127	132,001

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 3.1% (Continued)
FNMA, Series 2010-136, Class FA (1* SOFR + 50) (a)	4.971%	12/25/40	$146,637	$145,384
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	3,512,672	3,330,492
FNMA, Series 2012-33, Class F (1* SOFR + 52) (a)	4.991%	04/25/42	74,699	74,198
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	1,672,011	1,601,488
FNMA, Series 2023-14, Class G	6.000%	06/25/48	4,560,503	4,645,208
FNMA, Series 2017-28, Class LK	4.000%	03/25/53	492,080	490,488
GNMA, Series 2023-81, Class QV	5.500%	05/20/34	5,775,771	5,899,612
GNMA, Series 2023-81, Class MV	5.500%	05/20/34	8,442,938	8,572,938
GNMA, Series 2023-133, Class GV	6.000%	07/20/34	3,438,220	3,539,369
GNMA, Series 2023-154, Class V	6.500%	07/20/34	10,872,941	11,200,915
GNMA, Series 2023-154, Class VA	6.000%	08/20/34	7,847,811	8,027,993
GNMA, Series 2023-167, Class VC	6.500%	08/20/34	7,868,302	8,085,470
GNMA, Series 2024-20, Class KV	6.000%	12/20/34	8,508,439	8,675,692
GNMA, Series 2024-43, Class NV	6.000%	01/20/35	15,862,657	16,356,452
GNMA, Series 2024-42, Class DV	6.000%	01/20/35	7,084,818	7,288,211
GNMA, Series 2023-67, Class AC	6.000%	05/20/53	4,129,209	4,261,011
GNMA, Series 2023-151, Class BZ	6.500%	10/20/53	6,281,965	6,516,595
GNMA, Series 2024-184, Class PA	6.500%	09/20/54	4,231,520	4,375,669
GNMA, Series 2025-004, Class MA	6.000%	01/20/62	17,793,939	18,347,405
GNMA, Series 2012-H29, Class SA (1* TSFR1M + 63) (a)	4.957%	10/20/62	149,490	149,536
GNMA, Series 2012-H23, Class SA (1* TSFR1M + 64) (a)	4.972%	10/20/62	223,932	224,045
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (a)	5.075%	05/20/66	28,195	28,399
				144,244,513
Agency MBS CMO Derivatives - 0.0% (d)
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (a)	2.113%	05/15/36	320,759	36,180
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	303,286	4,612
FNMA, Series 301, Class (PO)	0.000%	04/25/29	70,120	65,695
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (a)	2.079%	05/25/40	235,708	23,851

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 0.0% (d) (Continued)
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	$351,047	$60,451
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	22,009	61
				190,850
Agency MBS Passthrough - 4.8%
FHLMC, Pool #QH-5484	1.500%	11/01/31	21,054,803	19,772,864
FHLMC, Pool #SC-0118	2.500%	01/01/41	1,801,852	1,613,203
FHLMC, Pool #G6-0257	5.500%	06/01/41	274,921	286,060
FHLMC, Pool #84-1354	3.480%	11/01/48	3,076,008	3,154,100
FHLMC, Pool #QG-9457	6.500%	08/01/53	8,761,239	9,207,689
FNMA, Pool #AL8682	2.000%	07/01/31	4,214,932	4,029,315
FNMA, Pool #CA8542	2.500%	01/01/41	1,956,909	1,762,207
FNMA, Pool #BP6608	2.205%	08/01/50	1,890,068	1,835,992
FNMA, Pool #BM7138	1.694%	10/01/51	6,438,934	6,072,772
GNMA, Pool #CM7497C	5.000%	08/20/52	3,826,435	3,807,708
GNMA, Pool #MA9367	8.000%	12/20/53	3,131,915	3,276,129
GNMA, Pool #787960	7.000%	11/20/54	6,149,067	6,217,429
GNMA, Pool #787873	7.000%	03/20/55	26,248,074	26,983,755
GNMA, Pool #788003	7.000%	06/20/55	17,952,902	18,455,780
GNMA, Pool #CW0334C	7.000%	07/20/63	1,489,983	1,528,198
GNMA, Pool #CW0526C	7.000%	08/20/63	1,139,042	1,168,256
GNMA, Series 2023-112, Class ET	7.000%	08/20/63	12,900,411	13,377,753
GNMA, Pool #DH9776	7.000%	03/20/65	46,956,867	48,158,077
GNMA, Pool #DJ1033	7.000%	04/20/65	53,728,874	55,103,319
				225,810,606
Auto Loan - 7.8%
ACM Auto Trust, Series 2024-2A, Class A (c)	6.060%	02/20/29	1,882,502	1,881,339
ACM Auto Trust, Series 2025-3A, Class A (c)	5.010%	01/22/30	17,661,617	17,596,160
ACM Auto Trust, Series 2024-1A, Class B (c)	11.400%	01/21/31	2,803,897	2,830,748
ACM Auto Trust, Series 2024-2A, Class B (c)	9.210%	08/20/31	2,900,000	2,916,899
ACM Auto Trust, Series 2025-1A, Class B (c)	7.870%	11/20/31	11,400,000	11,415,395
ACM Auto Trust, Series 2025-2A, Class B (c)	7.250%	02/20/32	2,400,000	2,364,395
AgoraCapital Auto Securities Trust, Series 2025-1A, Class B (c)	7.270%	11/25/32	5,950,000	6,002,129
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class G (c)	10.219%	06/15/33	5,808,535	5,864,010

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 7.8% (Continued)
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A (c)	6.460%	04/17/28	$3,370,024	$3,395,891
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (c)	9.840%	03/15/29	5,700,000	5,966,786
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B (c)	6.870%	06/17/30	2,200,000	2,257,301
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1, Class C, Pool #DC9203 (c)	5.420%	12/15/31	6,000,000	6,016,121
CPS Auto Trust, Series 2024-D, Class A (c)	4.910%	06/15/28	8,256,557	8,268,710
FHF Trust, Series 2021-2A, Class B (c)	1.630%	09/15/27	7,693,635	7,682,607
FinBe USA Trust, Series 2025-1A, Class A (c)	5.700%	12/15/28	12,816,929	12,815,781
First Help Financial, LLC, Series 2023-1A, Class C (c)	7.880%	07/15/30	12,907,000	13,186,137
First Help Financial, LLC, Series 2023-2, Class D (c)	9.503%	10/15/30	4,500,000	4,773,603
First Help Financial, LLC, Series 2024-1A, Class C (c)	7.420%	05/15/31	2,500,000	2,555,335
Hertz Vehicle Financing, LLC, Series 2022-5A, Class D (c)	6.780%	09/25/28	10,000,000	9,977,419
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C (c)	6.700%	01/25/29	9,000,000	9,233,312
Hertz Vehicle Financing, LLC, Series 2023-4A, Class D (c)	9.440%	03/25/30	10,000,000	10,441,492
Hertz Vehicle Financing, LLC, Series 2024-2A, Class C (c)	7.650%	01/27/31	5,400,000	5,564,585
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D (c)	10.300%	01/27/31	5,500,000	5,761,079
Huntington National Bank (The), Series 2025-2, Class B1 (c)	4.835%	09/20/33	31,159,914	31,236,140
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (c)	8.200%	05/20/36	5,700,000	5,789,242
Merchants Fleet Funding, LLC, Series 2023-1A, Class E (c)	10.800%	05/20/36	9,640,000	9,838,068

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 7.8% (Continued)
Merchants Fleet Funding, LLC, Series 2024-1A, Class E (c)	9.350%	04/02/37	$3,000,000	$3,050,600
Research-Driven Pagaya Motor Asset Trust I, Series 2024-1A, Class A (c)	7.090%	06/25/32	7,260,569	7,324,643
Research-Driven Pagaya Motor Asset Trust I, Series 2024-1A, Class B (c)	7.960%	06/25/32	3,889,965	3,933,245
Research-Driven Pagaya Motor Asset Trust I, Series 2024-1A, Class C (c)	10.000%	06/25/32	4,862,457	4,869,061
Research-Driven Pagaya Motor Asset Trust I, Series 2024-3A, Class C (c)	6.460%	03/25/33	5,750,000	5,804,051
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class A (c)	5.415%	06/27/33	46,396,184	46,643,475
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class B (c)	6.020%	06/27/33	21,000,000	21,118,625
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class C (c)	6.675%	06/27/33	21,975,000	22,213,093
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class E (c)	10.739%	04/25/34	11,250,000	11,257,544
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class D (c)	6.012%	06/26/34	10,000,000	10,000,000
Tricolor Auto Securitization Trust, Series 2024-1A, Class A (c)(e)(f)	6.610%	10/15/27	875,485	875,485
Tricolor Auto Securitization Trust, Series 2024-2A, Class A (c)(e)(f)	6.360%	12/15/27	1,080,422	1,080,422
Tricolor Auto Securitization Trust, Series 2024-2A, Class B (c)(e)(f)	6.570%	02/15/28	5,750,000	5,750,000
Tricolor Auto Securitization Trust, Series 2024-2A, Class C (c)(e)(f)	6.930%	04/17/28	2,500,000	2,477,500
Tricolor Auto Securitization Trust, Series 2024-2A, Class D (c)(e)(f)	7.610%	08/15/28	6,000,000	5,826,000
Tricolor Auto Securitization Trust, Series 2024-3A, Class B (c)(e)(f)	5.360%	09/15/28	2,875,000	2,817,500
Tricolor Auto Securitization Trust, Series 2024-3A, Class D (c)(e)(f)	6.340%	04/16/29	2,930,000	2,719,040

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 7.8% (Continued)
US Bank NA, Series 2023-1, Class B (c)	6.789%	08/25/32	$701,027	$709,184
				364,100,152
CRE/CLO - 4.1%
Acre Commercial Mortgage Trust, Series 2021-FL4, Class C (c)	6.500%	12/18/37	3,000,000	2,949,744
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (a)(c)	7.350%	12/18/37	6,000,000	5,883,732
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (a)(c)	7.850%	12/18/37	2,000,000	1,950,288
Arbor Realty Collateralized Loan Obligation Ltd., Series 2021-FL4, Class A (1* TSFR1M + 146) (a)(c)	5.615%	11/15/36	3,325,485	3,325,521
Arbor Realty Collateralized Loan Obligation Ltd., Series 2021-FL4, Class C (1* TSFR1M + 241) (a)(c)	6.565%	11/15/36	14,206,000	14,206,582
Arbor Realty Collateralized Loan Obligation Ltd., Series 2021-FL4, Class D (1* TSFR1M + 301) (a)(c)	7.165%	11/15/36	26,214,900	26,216,027
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class B (1* TSFR1M + 319) (a)(c)	7.527%	01/18/41	6,500,000	6,496,782
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C (1* TSFR1M + 369) (a)(c)	8.027%	01/18/41	9,500,000	9,495,278
Arbor Realty Commerical Real Estate Notes, Series 2025-FL1, Class C (1* TSFR1M + 269) (a)(c)	7.033%	08/20/42	5,388,000	5,384,886
BXMT Ltd., Series 2020-FL3, Class A (1* TSFR1M + 151) (a)(c)	6.378%	11/15/37	5,823,887	5,825,529
BXMT Ltd., Series 2020-FL3, Class D (1* TSFR1M + 291) (a)(c)	7.778%	11/15/37	1,250,000	1,208,376
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (a)(c)	6.128%	02/15/38	5,250,000	5,223,892
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (a)(c)	6.678%	02/15/38	6,386,000	6,247,513

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 4.1% (Continued)
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(c)	6.728%	05/15/38	$9,945,000	$9,537,295
BXMT Ltd., Series 2021-FL4, Class A (1* TSFR1M + 116) (a)(c)	5.528%	05/17/38	26,510,881	26,433,336
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class AS (1* TSFR1M + 131) (a)(c)	5.678%	07/15/36	1,868,894	1,868,511
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class AS (1* TSFR1M + 156) (a)(c)	5.700%	07/16/36	6,000,000	5,995,536
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class C (1* TSFR1M + 196) (a)(c)	6.100%	07/16/36	8,300,000	8,281,068
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class AS (1* TSFR1M + 319) (a)(c)	7.321%	09/17/37	10,000,000	10,006,340
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class B (1* TSFR1M + 374) (a)(c)	7.869%	09/17/37	6,000,000	6,002,796
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (a)(c)	9.863%	09/17/37	1,250,000	1,256,000
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class B (1* TSFR1M + 249) (a)(c)	6.627%	08/18/41	4,500,000	4,504,095
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class C (1* TSFR1M + 294) (a)(c)	7.076%	08/18/41	7,500,000	7,510,478
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class D (1* TSFR1M + 404) (a)(c)	8.174%	08/18/41	6,500,000	6,498,031
PFP III, Series 2024-11, Class D (1* TSFR1M + 409) (a)(c)	8.305%	09/17/39	6,000,000	5,917,260

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 4.1% (Continued)
PFP III, Series 2025-12, Class B (1* TSFR1M + 204) (a)(c)	6.178%	12/18/42	$5,000,000	$4,990,320
				193,215,216
Credit Cards - 3.6%
Avant Credit Card Master Trust, Series 2024-1A, Class E (c)	13.150%	04/15/30	5,000,000	5,201,159
Continental Finance Credit Card, LLC, Series 2021-A, Class D (c)	6.010%	12/17/29	10,643,528	10,616,237
Continental Finance Credit Card, LLC, Series 24-A, Class D (c)	9.420%	12/15/32	6,500,000	6,533,568
Continental Finance Credit Card, LLC, Series 2024-A, Class E (c)	12.760%	12/15/32	19,728,000	20,201,369
Genesis Sales Finance Master Trust, Series 2024-B, Class C (c)	6.610%	12/20/32	23,333,000	23,512,193
Genesis Sales Finance Master Trust, Series 2024-B, Class D (c)	7.040%	12/20/32	5,500,000	5,543,790
Genesis Sales Finance Master Trust, Series 2024-B, Class E (c)	9.800%	12/20/32	20,000,000	20,316,134
Genesis Sales Finance Master Trust, Series 2024-B, Class F (c)	13.370%	12/20/32	20,167,000	20,479,189
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B (c)	7.430%	07/20/29	5,250,000	5,310,628
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C (c)	10.420%	07/20/29	11,000,000	11,160,691
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class D (c)	14.130%	07/20/29	16,000,000	16,320,422
Mission Lane Credit Card Master Trust, Series 2024-A, Class C (c)	7.320%	08/15/29	11,000,000	11,095,677
Mission Lane Credit Card Master Trust, Series 2024-A, Class E (c)	13.690%	08/15/29	5,000,000	5,075,387
Mission Lane Credit Card Master Trust, Series 2024-B, Class E (c)	12.190%	01/15/30	5,910,000	5,955,895
				167,322,339
Equipment - 1.3%
CPF IV, LLC, Series 2023-2, Class A (c)	7.480%	03/15/32	3,300,964	3,330,883

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment - 1.3% (Continued)
CPF IV, LLC, Series 2023-2, Class C (c)	7.560%	03/15/32	$7,000,000	$6,959,739
Crockett Partners Equipment Co., Series 2024-2A, Class B (c)	6.780%	01/20/31	2,993,939	3,057,890
Crockett Partners Equipment Co., Series 2024-2A, Class C (c)	10.160%	01/20/31	1,733,333	1,799,390
Dext ABS, Series 2023-2, Class D (c)	8.300%	05/15/34	2,120,000	2,257,800
NMEF Funding, LLC, Series 2022-B, Class C (c)	8.540%	06/15/29	9,500,000	9,745,272
NMEF Funding, LLC, Series 2023-A, Class C (c)	8.040%	06/17/30	4,500,000	4,703,846
NMEF Funding, LLC, Series 2025-B, Class E (c)	7.660%	01/18/33	3,500,000	3,528,667
Stellar Jay Ireland DAC, Series 2021-1, Class A (c)	3.967%	10/15/41	6,794,390	6,730,515
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)	5.926%	10/15/41	2,620,119	2,625,562
VFI ABS, LLC, Series 2025-1A, Class A (c)	4.780%	06/24/30	15,874,866	15,940,089
				60,679,653
HECM - 5.3%
Boston Lending Trust, Series 2022-1, Class M2 (c)	2.750%	02/25/62	1,105,286	1,020,259
Brean Asset Backed Securities Trust, Series 2022-RM4, Class M1 (c)	3.000%	07/25/62	1,535,153	1,322,591
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A (c)	4.500%	09/25/62	6,370,711	6,248,736
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M3 (c)	4.000%	09/25/63	4,331,132	3,890,398
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M2 (c)	4.000%	09/25/63	5,143,220	4,854,332
Brean Asset Backed Securities Trust, Series 2024-RM8, Class M2 (c)	4.500%	05/25/64	1,591,584	1,424,964
Brean Asset Backed Securities Trust, Series 2024-RM8, Class M1 (c)	4.500%	05/25/64	1,591,584	1,476,148
Brean Asset Backed Securities Trust, Series 2024-RM8, Class A1 (c)	4.500%	05/25/64	9,799,787	9,629,622
Brean Asset Backed Securities Trust, Series 2024-RM9, Class A1 (c)	5.000%	09/25/64	9,463,616	9,399,689

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 5.3% (Continued)
Brean Asset Backed Securities Trust, Series 2025-RM10, Class A1 (c)	5.000%	01/25/65	$17,691,395	$17,527,346
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A2 (c)	4.500%	03/25/78	2,000,000	1,935,654
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M1 (c)	4.500%	03/25/78	4,204,698	3,919,515
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A1 (c)	4.500%	03/25/78	6,233,942	6,137,845
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M4 (c)	3.000%	05/25/34	15,000,000	14,072,991
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M2 (c)	3.000%	05/25/34	2,000,000	1,919,219
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M1 (c)	3.000%	05/25/34	7,850,000	7,556,627
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A (c)	3.000%	05/25/34	11,442,510	11,273,744
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M3 (a)(c)	3.000%	05/25/34	1,500,000	1,421,492
Cascade Funding Mortgage Trust, Series 2024-HB14, Class A (c)	3.000%	06/25/34	18,132,165	17,889,666
Cascade Funding Mortgage Trust, Series 2024-HB14, Class M4 (c)	3.000%	06/25/34	8,500,000	7,943,567
Cascade Funding Mortgage Trust, Series 2024-HB14, Class M1 (c)	3.000%	06/25/34	7,500,000	7,230,169
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M4 (c)	4.000%	08/25/34	6,000,000	5,668,654
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2 (c)	4.000%	08/25/34	3,250,000	3,175,734
Cascade Funding Mortgage Trust, Series 2022-AB2, Class M3 (c)	2.000%	02/25/52	5,104,871	4,748,321
Finance of America HECM Buyout, Series 2024-HB1, Class M5 (c)	6.000%	10/01/34	8,000,000	6,083,570
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (c)	3.000%	06/25/36	9,000,000	8,803,481

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 5.3% (Continued)
Ocwen Loan Investment Trust, Series 2024-HB1, Class M1 (c)	3.000%	02/25/37	$2,500,000	$2,424,923
Ocwen Loan Investment Trust, Series 24-HB1, Class M4 (c)	3.000%	02/25/37	5,700,000	5,219,162
Onity Loan Investment Trust, Series 2024-HB2, Class M4 (c)	5.000%	08/25/37	3,650,000	3,456,487
Onity Loan Investment Trust, Series 2025-HB1, Class A (c)	3.000%	06/25/38	12,679,964	12,375,584
Onity Loan Investment Trust, Series 2025-HB1, Class M4 (c)	3.000%	06/25/38	2,500,000	2,087,337
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	3,000,000	2,861,004
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (c)	4.704%	11/25/31	6,850,000	6,508,177
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (c)	3.630%	10/25/50	1,000,000	868,648
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	8,439,576	7,851,666
RMF Proprietary Issuance Trust, Series 2021-2, Class M2 (c)	2.125%	09/25/61	2,721,107	2,382,156
RMF Proprietary Issuance Trust, Series 2022-1, Class A (c)	3.000%	01/25/62	1,883,152	1,795,611
RMF Proprietary Issuance Trust, Series 2022-2, Class A (c)	3.750%	06/25/62	7,557,345	7,121,274
RMF Proprietary Issuance Trust, Series 2022-2, Class M1 (c)	3.750%	06/25/62	3,400,000	3,139,901
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (c)	3.750%	06/25/62	2,600,000	2,312,720
RMF Proprietary Issuance Trust, Series 2022-3, Class M1 (c)	4.000%	08/25/62	5,900,000	5,498,691
RMF Proprietary Issuance Trust, Series 2022-3, Class A (c)	4.000%	08/25/62	4,423,427	4,315,584
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (c)	4.000%	08/25/62	5,800,000	5,150,368

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 5.3% (Continued)
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (c)	3.000%	01/25/62	$1,600,000	$1,483,679
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)	3.000%	01/25/62	4,000,000	3,629,801
				247,057,107
Hospitality - 2.7%
BHMS Commerical Mortgage Trust, Series 2025-ATLS, Class B (1* TSFR1M + 255) (a)(c)	6.700%	08/15/42	7,400,000	7,404,625
BHMS Commerical Mortgage Trust, Series 2025-ATLS, Class C (1* TSFR1M + 330) (a)(c)	7.450%	08/15/42	12,300,000	12,307,687
Extended Stay America Trust, Series 2021-ESH, Class D (a)(c)	6.514%	07/15/38	17,083,929	17,083,929
Extended Stay America Trust, Series 2021-ESH, Class E (a)(c)	7.114%	07/15/38	18,408,715	18,408,715
Extended Stay America Trust, Series 21-MTL6, Class G (c)	5.450%	10/15/42	10,000,000	10,018,749
Extended Stay America Trust, Series 21-MTL6, Class F (c)	6.750%	10/15/42	13,000,000	13,040,609
Extended Stay America Trust, Series 21-MTL6, Class E (c)	7.500%	10/15/42	14,000,000	14,035,004
Hawaii Hotel Trust, Series 2025-MAUI, Class A (1* TSFR1M + 139) (a)(c)	5.543%	03/15/42	12,667,500	12,675,417
INTOWN Mortgage Trust, Series 2025-STAY, Class D (1* TSFR1M + 285) (a)(c)	7.000%	03/15/42	13,620,000	13,602,975
MCR Mortgage Trust, Series 2024-TWA, Class D (c)	7.402%	06/12/39	9,000,000	9,127,179
				127,704,889
Industrial - 1.4%
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D (1* TSFR1M + 259) (a)(c)	6.742%	03/15/30	24,000,000	23,970,000
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B (c)	5.215%	09/15/36	5,394,435	5,377,577
BX Commercial Mortgage Trust, Series 2025-VLT6, Class B (1* TSFR1M + 189) (a)(c)	6.043%	03/15/42	3,645,000	3,642,722

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Industrial - 1.4% (Continued)
BX Commercial Mortgage Trust, Series 2025-VLT6, Class C (1* TSFR1M + 219) (a)(c)	6.342%	03/15/42	$5,750,000	$5,742,812
BX Trust, Series 2025-VLT7, Class D (1* TSFR1M + 325) (a)(c)	7.400%	07/15/27	20,000,000	20,150,000
BX Trust, Series 2025-BCAT, Class D (1* TSFR1M + 265) (a)(c)	7.000%	08/15/42	5,342,438	5,357,279
				64,240,390
Laboratory - 2.0%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (c)	7.970%	08/13/41	14,750,000	14,676,810
Commercial Mortgage Trust, Series 2020-CX, Class B (c)	2.446%	11/10/46	2,950,000	2,509,425
Life Financial Services Trust, Series 2021-BMR, Class D (1* TSFR1M + 151) (a)(c)	5.664%	03/15/38	8,705,900	8,651,488
Life Financial Services Trust, Series 2021-BMR, Class G (1* TSFR1M + 306) (a)(c)	7.214%	03/15/38	10,990,000	10,831,031
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (a)(c)	5.445%	05/15/39	40,895,000	39,770,387
Life Financial Services Trust, Series 2022-BMR2, Class B (1* TSFR1M + 179) (a)(c)	5.944%	05/15/39	11,000,000	10,311,727
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (a)(c)	6.243%	05/15/39	9,750,000	8,909,062
				95,659,930
Manufactured Housing - 0.0% (d)
Cascade Manufactured Housing Asset Trust, Series 2019-MH1, Class M (a)(c)	5.985%	11/25/44	1,100,000	1,064,684

Multifamily - 5.1%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (a)(c)	7.239%	08/15/39	27,149,661	27,217,389
BX Commerical Mortgage Trust, Series 2024-AIRC, Class B (1* TSFR1M + 214) (a)(c)	6.291%	08/15/39	5,991,649	6,008,501
FREMF Mortgage Trust, Series 2018-KF45, Class B (1* SOFR + 195) (a)(c)	6.419%	10/25/25	1,125,038	1,146,492

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 5.1% (Continued)
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* SOFR + 205) (a)(c)	6.519%	10/25/25	$2,133,604	$2,130,590
FREMF Mortgage Trust, Series 2019-KF62, Class B (1* SOFR + 205) (a)(c)	6.519%	04/25/26	3,245,197	3,189,355
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (a)(c)	6.619%	01/25/28	2,254,710	2,182,063
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (a)(c)	6.519%	06/25/28	4,142,895	3,935,660
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (a)(c)	6.369%	07/25/28	2,503,081	2,406,633
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (a)(c)	6.719%	01/25/29	2,955,419	2,824,865
FREMF Mortgage Trust, Series 2019-KF59, Class B (1* SOFR + 235) (a)(c)	6.819%	02/25/29	2,045,713	1,962,192
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (a)(c)	6.719%	08/25/29	2,451,387	2,328,885
Multifamily Connecticut Avenue, Series 2020-01, Class CE (1* SOFR + 750) (a)(c)	11.971%	03/25/50	14,063,000	14,549,705
Multifamily Connecticut Avenue, Series 2024-01, Class M7 (1* SOFR30A + 275) (a)(c)	7.106%	07/25/54	15,371,894	15,571,846
Multifamily Connecticut Avenue, Series 2025-01, Class M1 (1* SOFR30A + 240) (a)(c)	6.756%	05/25/55	18,344,774	18,416,060
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (a)(c)	7.706%	07/25/41	41,086,256	41,391,198
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class B1 (1* SOFR30A + 550) (a)(c)	9.856%	07/25/41	16,504,000	16,503,835
MultiFamily Structured Credit Risk Notes, Series 2024-MN8, Class M1 (1* SOFR30A + 285) (a)(c)	7.206%	05/25/44	6,985,583	7,060,456
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (a)(c)	6.798%	10/25/44	3,685,987	3,712,484

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 5.1% (Continued)
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class B1 (1* SOFR30A + 600) (a)(c)	10.348%	10/25/44	$2,375,000	$2,527,437
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-1 (1* SOFR30A + 205) (a)(c)	6.405%	02/25/45	13,166,735	13,058,275
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-2 (1* SOFR30A + 285) (a)(c)	7.205%	02/25/45	7,250,000	7,234,506
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class B1 (1* SOFR30A + 495) (a)(c)	9.305%	02/25/45	4,010,000	4,099,361
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (a)(c)	6.356%	01/25/51	2,921,145	2,913,142
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class M-1 (1* SOFR + 230) (a)(c)	6.656%	11/25/51	13,652,115	13,675,680
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class B1 (1* SOFR + 685) (a)(c)	11.206%	11/25/51	13,500,000	14,314,478
MultiFamily Structured Credit Risk Notes, Series 2022-MN4, Class M-1 (1* SOFR + 425) (a)(c)	8.598%	05/25/52	8,515,129	8,732,582
				239,093,670
Non-Agency MBS 2.0 - 2.5%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (a)	5.906%	02/25/50	1,855,437	1,752,397
GS Mortgage-Backed Securities Trust, Series 2025-DSC1, Class A1 (c)	4.974%	06/25/65	21,452,697	21,409,935
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (a)(c)	5.656%	03/25/51	3,593,768	3,586,782
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (a)(c)	6.156%	03/25/51	1,187,052	1,169,993

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non-Agency MBS 2.0 - 2.5% (Continued)
Redwood Funding Trust, Series 2025-RR1, Class A1 (c)	6.767%	06/27/28	$33,132,865	$33,209,137
Redwood Funding Trust, Series 2025-2, Class A (c)	7.112%	05/27/55	3,117,830	3,132,013
Redwood Funding Trust, Series 2025-3, Class A (c)	6.231%	12/27/56	17,708,501	17,711,051
Redwood Funding Trust, Series 2025-3, Class B (c)	7.749%	12/27/56	4,275,000	4,272,157
REMIC Funding Trust, Series 2024-2, Class A1 (c)	7.112%	09/27/28	23,479,525	23,462,057
REMIC Funding Trust, Series 2024-2, Class A2 (c)	8.806%	09/27/28	7,483,498	7,478,178
				117,183,700
Non-Performing Loan - 1.3%
Builders Capital Loan Acquisition Trust, Series 2024-NPL1, Class A1-B (c)	8.996%	11/25/29	10,000,000	9,944,004
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL1, Class A1 (c)	7.118%	01/25/30	23,317,680	23,400,970
Saluda Grade Alternative Mortgage Trust, Series 2022-NPL1, Class A2 (c)	9.047%	01/25/30	7,785,000	7,828,324
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1 (c)	7.774%	05/25/30	18,648,120	18,782,648
				59,955,946
Non-QM - 2.2%
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (a)	6.914%	08/25/34	3,173	3,129
COLT Funding, LLC, Series 2024-7, Class A1 (c)	5.538%	12/26/69	8,529,256	8,593,750
COLT Funding, LLC, Series 2025-6, Class A1 (c)	5.529%	08/25/70	29,400,672	29,664,546
GCAT, Series 2023-NQM4, Class A1 (c)	4.250%	05/25/67	14,799,465	14,165,515
GS Mortgage-Backed Securities Trust, Series 2025-NQM4, Class A1 (c)	5.006%	10/25/65	50,000,000	49,970,635
				102,397,575
Office - 2.6%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (c)	2.627%	01/15/32	6,100,000	5,387,926

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Office - 2.6% (Continued)
Banc of America Merrill Lynch Commercial Mortgage, Series 2016-SS1, Class A (c)	3.665%	12/15/35	$10,250,000	$9,654,202
Banc of America Merrill Lynch Commerical Mortgage, Series 2020-BOC, Class D (c)(e)	3.289%	01/15/32	14,650,000	11,047,498
Banc of America Merrill Lynch Commericial Mortgage, Series 2020-BOC, Class B (c)	2.829%	01/15/32	1,632,500	1,360,415
COLEM Mortgage Trust, Series 2022-HLNE, Class B (c)	2.461%	04/12/42	4,800,000	4,258,109
COLEM Mortgage Trust, Series 2022-HLNE, Class D (c)	2.461%	04/12/42	3,360,000	2,746,523
DBGS Mortgage Trust, Series 2018-5BP, Class D (c)	5.961%	06/15/33	2,000,000	1,741,000
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (a)(c)	5.414%	10/15/43	13,425,000	13,043,227
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (a)(c)	5.964%	10/15/43	19,400,000	18,411,812
JP Morgan Chase Commercial Mortgage Trust, Series 2025-BMS, Class D (1* TSFR1M + 315) (a)(c)	7.300%	01/15/42	9,200,000	9,140,930
JP Morgan Chase Commerical Mortgage Trust, Series 2025-BMS, Class A (1* TSFR1M + 160) (a)(c)	5.750%	01/15/42	8,000,000	7,985,000
JP Morgan Chase Commerical Mortgage Trust, Series 2025-BMS, Class C (1* TSFR1M + 240) (a)(c)	6.550%	01/15/42	4,680,000	4,656,600
NYC Commerical Mortgage Trust, Series 2025-3BP, Class D (1* TSFR1M + 244) (a)(c)	6.591%	02/15/42	4,700,000	4,677,969
NYT Mortgage Trust, Series 2019-NYT, Class D (1* TSFR1M + 230) (a)(c)	6.661%	12/15/35	2,000,000	1,908,986
NYT Mortgage Trust, Series 2019-NYT, Class E (1* TSFR1M + 280) (a)(c)	7.161%	12/15/35	4,000,000	3,637,971
Wells Fargo Commerical Mortgage Trust, Series 2025-1918, Class B (c)	6.013%	09/15/40	6,500,000	6,523,715
Wells Fargo Commerical Mortgage Trust, Series 2025-1918, Class C (c)	6.692%	09/15/40	12,500,000	12,544,784

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Office - 2.6% (Continued)
Wells Fargo Commerical Mortgage Trust, Series 2025-1918, Class D (c)	8.623%	09/15/40	$4,285,000	$4,324,754
				123,051,421
Residential Transition Loan - 7.4%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	01/25/26	2,085,327	1,983,989
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)(e)	7.610%	01/25/26	1,374,547	53,345
Anchor Mortgage Trust, Series 2025-RTL1, Class A1 (c)	5.718%	05/25/40	9,400,000	9,447,099
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (c)	5.104%	03/28/29	1,248,423	1,248,423
Easy STG Mortage Loan Trust, Series 2025-RTL1, Class A1 (c)	6.456%	05/25/40	12,968,000	13,153,214
Easy STG Mortage Loan Trust, Series 2025-RTL1, Class A2 (c)	8.299%	05/25/40	4,950,000	4,998,674
Fidelis Mortgage Trust, Series 25-RTL1, Class A1 (c)	5.880%	02/27/40	26,000,000	26,345,184
Fidelis Mortgage Trust, Series 2025-RTL2, Class B (c)	8.400%	07/25/40	5,238,000	5,116,311
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 (c)	7.120%	07/25/29	36,000,000	36,135,418
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A-2 (c)	8.570%	07/25/29	5,000,000	5,023,180
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A1 (c)	5.989%	09/25/39	24,000,000	24,089,758
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A-2 (c)	6.369%	09/25/39	7,000,000	7,025,777
LHOME Mortgage Trust, Series 2024-RTL1, Class A1 (c)	7.017%	01/25/29	9,050,000	9,149,760
LHOME Mortgage Trust, Series 2024-RTL1, Class A2 (c)	9.165%	01/25/29	2,500,000	2,530,449
LHOME Mortgage Trust, Series 2024-RTL1, Class M (c)	11.949%	01/25/29	2,250,000	2,286,208

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 7.4% (Continued)
LHOME Mortgage Trust, Series 2024-RTL2, Class A1 (c)	7.390%	03/25/29	$26,500,000	$26,734,483
LHOME Mortgage Trust, Series 2024-RTL2, Class M (c)	12.404%	03/25/29	1,800,000	1,824,642
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (c)	6.894%	05/25/29	30,000,000	30,347,718
LHOME Mortgage Trust, Series 2024-RTL3, Class M (c)	10.728%	05/25/29	1,750,000	1,768,973
LHOME Mortgage Trust, Series 2024-RTL4, Class A2 (c)	6.092%	07/25/39	9,500,000	9,575,509
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 (c)	5.652%	01/25/40	34,000,000	34,238,214
LHOME Mortgage Trust, Series 2025-RTL1, Class M2 (c)	8.379%	01/25/40	3,750,000	3,843,069
New York Mortgage Trust, Series 2024-BPL1, Class A2 (c)	8.617%	02/25/29	2,500,000	2,514,036
ROC Mortgage Trust, Series 2025-RTL1, Class M2 (c)	8.539%	02/25/40	9,800,000	9,738,152
ROC Securities Trust, Series 2021-RTL1, Class A2 (c)	3.351%	08/25/26	6,781,664	6,768,520
ROC Securities Trust, Series 2021-RTL1, Class M (c)	5.682%	08/25/26	6,745,000	6,691,475
ROC Securities Trust, Series 2025-RTL1, Class A1 (c)	5.625%	02/25/40	25,000,000	25,098,198
ROC Securities Trust, Series 2025-RTL1, Class M1 (c)	6.990%	02/25/40	7,700,000	7,727,414
TVC Mortgage Trust, Series 2024-RRTL1, Class A1 (c)	5.545%	07/25/39	16,000,000	16,027,658
TVC Mortgage Trust, Series 2024-RRTL1, Class A2 (c)	5.956%	07/25/39	5,400,000	5,425,531
TVC Mortgage Trust, Series 2024-RRTL1, Class M2 (c)	9.398%	07/25/39	8,750,000	8,657,626
				345,568,007

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Retail - 0.4%
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class A (1* SOFR + 115) (a)(c)	5.515%	02/15/40	$2,202,248	$2,196,743
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* SOFR + 145) (a)(c)	5.815%	02/15/40	4,552,000	4,549,527
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (a)(c)	6.165%	02/15/40	3,040,000	3,046,525
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (a)(c)	6.865%	02/15/40	2,083,200	2,082,066
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class E (1* SOFR + 365) (a)(c)	8.015%	02/15/40	5,680,000	5,676,900
				17,551,761
Second Lien - 4.3%
Achieve Mortgage, Series 2024-HE2, Class A (c)	5.350%	10/25/39	11,995,627	12,021,964
Achieve Mortgage, Series 2025-HE1, Class A (c)	5.920%	03/25/55	12,979,243	13,195,198
HTAP Trust, Series 2024-1, Class A (c)	7.000%	04/25/37	10,321,701	10,385,104
HTAP Trust, Series 2024-2, Class A (c)	6.500%	04/25/42	41,485,410	41,369,014
Point Securitization Trust, Series 2023-1, Class A1 (c)	6.500%	11/25/53	5,549,857	5,554,625
Point Securitization Trust, Series 2024-1, Class A1 (c)	6.500%	06/25/54	6,289,453	6,291,122
Point Securitization Trust, Series 2025-1, Class A1 (c)	6.250%	06/25/55	6,135,902	6,136,829
Unlock HEA Trust, Series 24-1, Class A (c)	7.000%	04/25/39	10,554,615	10,580,564
Unlock HEA Trust, Series 2024-2, Class A (c)	6.500%	10/25/39	18,342,920	18,309,556
Unlock HEA Trust, Series 2025-1, Class A (c)	6.750%	07/25/41	18,934,190	18,983,858
Vista Point Securitization Trust, Series 2024-CES1, Class A1 (c)	6.676%	05/25/54	4,804,004	4,862,572
Vista Point Securitization Trust, Series 2024-CES2, Class A1 (c)	5.252%	10/25/54	15,431,697	15,408,703
Vista Point Securitization Trust, Series 2024-CES3, Class A1 (c)	5.679%	01/25/55	10,332,550	10,379,492
Woodward Capital Management, Series 2023-CES2, Class A1A (a)(c)	6.808%	09/25/43	10,626,300	10,756,916

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Second Lien - 4.3% (Continued)
Woodward Capital Management, Series 24-CES3, Class A1A (a)(c)	6.591%	05/25/44	$11,554,718	$11,742,045
Woodward Capital Management, Series 2024-CES5, Class A1A (c)	5.846%	08/25/44	4,424,497	4,471,310
				200,448,872
Single Family Rental - 5.1%
Firstkey Homes Trust, Series 2020-SFR2, Class A (c)	1.266%	10/19/37	86,161,485	85,759,283
Firstkey Homes Trust, Series 2020-SFR2, Class B (c)	1.567%	10/19/37	24,485,000	24,375,611
Home Partners of America Trust, Series 2019-1, Class A (c)	2.908%	09/17/39	2,079,388	2,021,613
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/39	2,431,357	2,368,270
Home Partners of America Trust, Series 2019-2, Class A (c)	2.703%	10/19/39	413,619	409,098
Progress Residential Trust, Series 2024-SFR4, Class E2 (c)	3.400%	07/09/29	4,500,000	4,119,390
Progress Residential Trust, Series 2024-SFR4, Class E1 (c)	3.400%	07/09/29	12,500,000	11,510,598
Progress Residential Trust, Series 2024-SFR4, Class D (c)	3.400%	07/09/29	15,000,000	14,030,277
Progress Residential Trust, Series 2024-SFR5, Class E1 (c)	3.375%	08/09/29	22,681,000	20,960,451
Progress Residential Trust, Series 2021-SFR5, Class A (c)	1.427%	07/17/38	430,998	424,076
Progress Residential Trust, Series 2021-SFR5, Class E1 (c)	2.209%	07/17/38	5,000,000	4,886,515
Progress Residential Trust, Series 2021-SFR8, Class E2 (c)	2.532%	10/17/38	11,311,000	11,043,852
Progress Residential Trust, Series 2023-SFR2, Class E1 (c)	4.750%	10/17/40	3,141,000	3,076,197
Progress Residential Trust, Series 2024-SFR2, Class E1 (c)	3.400%	04/17/41	2,500,000	2,316,958

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental - 5.1% (Continued)
Progress Residential Trust, Series 2024-SFR2, Class E2 (c)	3.650%	04/17/41	$1,500,000	$1,388,952
Progress Residential Trust, Series 2024-SFR3, Class D (c)	3.500%	06/17/41	11,500,000	10,821,422
Progress Residential Trust, Series 2024-SFR3, Class E2 (c)	4.000%	06/17/41	2,000,000	1,870,716
Progress Residential Trust, Series 2025-SFR1, Class D (c)	3.650%	02/17/42	6,500,000	6,072,955
Progress Residential Trust, Series 2025-SFR1, Class E2 (c)	3.750%	02/17/42	11,000,000	10,059,732
Tricon American Homes, Series 2019-SFR1, Class E (c)	3.397%	03/17/38	4,000,000	3,961,839
Tricon American Homes, Series 2019-SFR1, Class A (c)	3.745%	03/17/38	1,473,243	1,461,473
Tricon American Homes, Series 2019-SFR1, Class F (c)	3.745%	03/17/38	3,000,000	2,979,216
Tricon American Homes Trust, Series 2020-SFR1, Class A (c)	1.499%	07/17/38	992,212	970,890
Tricon Residential, Series 2025-SFR1, Class C (1* TSFR1M + 160) (a)(c)	5.963%	03/17/30	5,650,000	5,662,036
Tricon Residential, Series 2025-SFR1, Class D (1* TSFR1M + 200) (a)(c)	6.363%	03/17/30	4,000,000	4,014,181
				236,565,601
Small Business - 2.8%
CPC Asset Securitization, LLC, Series 2025-1A, Class A (c)	5.780%	07/15/31	15,000,000	15,144,765
Credibility Asset Securitization, Series 2024-1A, Class A (c)	6.440%	11/15/29	9,000,000	9,121,130
Credibility Asset Securitization, Series 2024-1A, Class D (c)	12.450%	11/15/29	4,000,000	4,073,239
FORA Financial Asset Securitization, Series 2024-1A, Class D (c)	12.010%	08/15/29	4,000,000	4,036,738
FORA Financial Asset Securitization, Series 2024-1A, Class E (c)	15.510%	08/15/29	8,947,000	9,006,233

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 2.8% (Continued)
Kapitus Asset Securitization, LLC, Series 2024-1A, Class A (c)	5.490%	09/10/31	$10,000,000	$10,045,134
Kapitus Asset Securitization, LLC, Series 2024-4R, Class A (c)	5.490%	09/10/31	11,000,000	11,049,647
Kapitus Asset Securitization, LLC, Series 2024-4R, Class B (c)	5.690%	09/10/31	4,800,000	4,799,564
Kapitus Asset Securitization, LLC, Series 2024-4, Class C (c)	7.150%	09/10/31	2,000,000	2,014,487
Kapitus Asset Securitization, LLC, Series 2024-4R, Class D (c)	9.900%	09/10/31	6,220,000	6,274,358
Mulligan Asset Securitization Loans, Series 2024-1, Class C NEW (c)	12.057%	10/15/31	3,440,000	3,510,570
Newtek Alternative Loan Program, Series 2024-1, Class A (c)	6.490%	12/27/49	14,483,851	14,705,187
Newtek Alternative Loan Program, Series 2024-1, Class B (c)	7.710%	12/27/49	4,345,155	4,400,692
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (a)(c)	7.500%	10/25/49	1,447,213	1,429,742
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (a)(c)	8.000%	07/25/50	4,032,556	4,005,378
OnDeck Asset Securitization Trust, Series 2024-1A, Class B (c)	7.150%	06/17/31	6,350,000	6,418,967
OnDeck Asset Securitization Trust, Series 2024-2A, Class B (c)	5.420%	10/17/31	11,500,000	11,521,339
OnDeck Asset Securitization Trust, Series 2024-2A, Class C (c)	7.030%	10/17/31	2,350,000	2,355,735
RFS Asset Securitization II, LLC, Series 2024-1, Class D (c)	12.324%	07/15/31	3,250,000	3,298,628
RFS Asset Securitization II, LLC, Series 2024-1, Class E (c)	14.782%	07/15/31	5,565,000	5,616,810
				132,828,343
Student Loan - 0.3%
Ascent Career Funding Trust, Series 2024-1A, Class A (c)	6.770%	10/25/32	2,905,734	2,925,603

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 0.3% (Continued)
Ascent Career Funding Trust, Series 2024-1A, Class B (c)	9.730%	10/25/32	$2,700,000	$2,778,567
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	508,346	503,317
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	286,338	281,951
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	1,698,500	1,660,185
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	1,096,362	1,019,394
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	564,892	543,149
CommonBond Student Loan Trust, Series 2017-BGS, Class C (c)	4.440%	09/25/42	227,751	194,332
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (c)	3.000%	10/25/48	2,512,757	2,474,247
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (a)(c)	5.696%	07/25/51	374,187	373,840
				12,754,585
Unsecured Consumer - 12.0%
ACHV ABS Trust, Series 2023-3PL, Class D (c)	8.360%	08/19/30	1,478,494	1,498,126
ACHV ABS Trust, Series 2023-4CP, Class E (c)	10.500%	11/25/30	3,000,000	3,054,558
ACHV ABS Trust, Series 2024-1PL, Class D (c)	7.290%	04/25/31	14,492,005	14,766,472
ACHV ABS Trust, Series 2024-3AL, Class D (c)	6.750%	12/26/31	4,848,895	4,919,329
ACHV ABS Trust, Series 2024-3AL, Class E (c)	7.000%	12/26/31	7,750,000	7,723,149
Affirm, Inc., Series 2022-Z1, Class B (c)	6.490%	06/15/27	948,621	951,465
Affirm, Inc., Series 2025-X1, Class D (c)	6.110%	04/15/30	10,000,000	10,051,021
AMCR ABS Trust, Series 2023-1, Class B (c)	8.700%	01/21/31	7,998,538	8,068,613
AMCR ABS Trust, Series 2024-A, Class A (c)	6.260%	08/18/31	7,850,899	7,878,810
AMCR ABS Trust, Series 2024-A, Class B (c)	6.970%	08/18/31	5,000,000	5,083,084
AMCR ABS Trust, Series 2024-A, Class C (c)	11.250%	08/18/31	6,000,000	6,392,265
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (c)	8.150%	12/17/36	3,500,000	3,660,463
Cherry Securitization Trust, Series 2024-1A, Class A (c)	5.700%	04/15/32	13,350,000	13,477,023

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 12.0% (Continued)
Cherry Securitization Trust, Series 2024-1A, Class C (c)	9.310%	04/15/32	$2,750,000	$2,805,321
Cherry Securitization Trust, Series 2024-1A, Class D (c)	12.280%	04/15/32	11,390,000	11,637,172
Cherry Securitization Trust, Series 2025-1A, Class A (c)	6.130%	11/15/32	18,200,000	18,495,555
Cherry Securitization Trust, Series 2025-1A, Class D (c)	12.690%	11/15/32	14,000,000	14,427,536
Freedom Financial Trust, Series 2022-3FP, Class D (c)	7.360%	08/20/29	4,741,415	4,770,971
Freedom Financial Trust, Series 2022-4FP, Class D (c)	7.400%	12/18/29	9,250,274	9,308,367
LendingPoint Asset Securitization, Series 2022-C, Class C (c)	8.680%	02/15/30	3,933,912	3,914,693
LendingPoint Asset Securitization, Series 2022-C, Class D (c)	10.730%	02/15/30	4,920,000	960,886
Lendmark Funding Trust, Series 2020-2, Class B (c)	3.540%	04/21/31	2,000,000	1,956,171
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	1,000,000	982,305
Lendmark Funding Trust, Series 2025-2A, Class D (c)	5.980%	10/20/34	10,400,000	10,462,363
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,850,000	1,786,109
Mariner Finance Issuance Trust, Series 2024-AA, Class B (c)	5.680%	09/22/36	4,000,000	4,076,592
Mariner Finance Issuance Trust, Series 2024-AA, Class C (c)	6.000%	09/22/36	3,000,000	3,066,713
Oportun Funding, LLC, Series 2024-3, Class D (c)	9.600%	08/15/29	8,300,000	8,534,866
Oportun Funding, LLC, Series 2024-1A, Class C (c)	7.421%	04/08/31	1,000,000	1,003,389
Oportun Funding, LLC, Series 2024-1A, Class D (c)	12.072%	04/08/31	12,250,000	12,675,472

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 12.0% (Continued)
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	$1,595,024	$1,562,840
Oportun Funding, LLC, Series 2021-B, Class D (c)	5.410%	05/08/31	3,204,697	3,178,568
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	7,828,088	7,680,429
Oportun Funding, LLC, Series 2021-C, Class B (c)	2.670%	10/08/31	5,815,151	5,714,058
Oportun Funding, LLC, Series 2021-C, Class C (c)	3.610%	10/08/31	3,802,214	3,752,955
Oportun Funding, LLC, Series 2021-C, Class D (c)	5.570%	10/08/31	2,806,929	2,775,552
Oportun Funding, LLC, Series 2024-2, Class D (c)	10.470%	02/09/32	8,000,000	8,350,115
Oportun Funding, LLC, Series 2025-1, Class B (c)	5.240%	08/16/32	3,122,000	3,137,356
Oportun Funding, LLC, Series 2025-1, Class D (c)	8.270%	08/16/32	4,500,000	4,552,238
Oportun Funding, LLC, Series 2025-A, Class D (c)	7.250%	02/08/33	6,500,000	6,512,868
Oportun Funding, LLC, Series 2025-A, Class E (c)	10.000%	02/08/33	8,500,000	8,537,261
Oportun Funding, LLC, Series 2025-B, Class E (c)	9.400%	05/09/33	7,250,000	7,323,050
Oportun Funding, LLC, Series 2025-C, Class D (c)	5.910%	07/08/33	13,900,000	13,957,069
Pagaya AI Debt Selection Trust, Series 2024-1, Class A (c)	6.660%	07/15/31	824,149	829,555
Pagaya AI Debt Selection Trust, Series 2024-1, Class C (c)	8.344%	07/15/31	3,716,405	3,761,530
Pagaya AI Debt Selection Trust, Series 2024-2, Class A (c)	6.319%	08/15/31	1,697,237	1,708,335
Pagaya AI Debt Selection Trust, Series 2024-2, Class B (c)	6.611%	08/15/31	6,034,301	6,079,914

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 12.0% (Continued)
Pagaya AI Debt Selection Trust, Series 2024-2, Class C (c)	7.573%	08/15/31	$7,721,825	$7,798,218
Pagaya AI Debt Selection Trust, Series 2024-3, Class C (c)	7.297%	10/15/31	4,375,924	4,416,944
Pagaya AI Debt Selection Trust, Series 2025-R1, Class E (c)	12.105%	06/15/32	3,000,000	3,020,887
Pagaya AI Debt Selection Trust, Series 2025-1, Class D (c)	6.282%	07/15/32	11,798,993	11,920,155
Pagaya AI Debt Selection Trust, Series 2024-11, Class D (c)	6.307%	07/15/32	15,573,211	15,637,873
Pagaya AI Debt Selection Trust, Series 2025-1, Class E (c)	10.079%	07/15/32	6,999,402	7,109,068
Pagaya AI Debt Selection Trust, Series 2025-3, Class E (c)	12.626%	12/15/32	7,498,485	7,702,289
Pagaya AI Debt Selection Trust, Series 2025-4, Class C (c)	6.146%	01/17/33	13,000,000	13,225,870
Pagaya AI Debt Selection Trust, Series 2025-4, Class D (c)	6.572%	01/17/33	6,900,000	7,041,078
Pagaya AI Debt Selection Trust, Series 2025-5, Class B (c)	5.440%	03/15/33	24,500,000	24,695,424
Pagaya AI Debt Selection Trust, Series 2025-6, Class B (c)	4.883%	04/15/33	16,275,000	16,262,773
Pagaya Point of Sale Holdings, Series 2025-1, Class A (c)	5.715%	01/20/34	14,400,000	14,568,614
Pagaya Point of Sale Holdings, Series 2025-1, Class E (c)	11.276%	01/20/34	2,650,000	2,735,943
Pagaya Point of Sale Holdings, Series 2025-1, Class F (c)	12.000%	01/20/34	2,600,000	2,444,312
Prosper Marketplace Issuance Trust, Series 2023-1, Class D (c)	11.240%	07/16/29	1,900,000	1,965,249
Purchasing Power Funding, Series 2024-A, Class C (c)	6.800%	08/15/28	8,820,000	8,924,798
Purchasing Power Funding, Series 2024-A, Class E (c)	10.180%	08/15/28	2,200,000	2,234,225

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 12.0% (Continued)
Reach Financial, LLC, Series 2024-1A, Class B (c)	6.290%	02/18/31	$3,500,000	$3,533,579
Reach Financial, LLC, Series 2024-1A, Class C (c)	6.900%	02/18/31	3,450,000	3,556,619
Reach Financial, LLC, Series 2023-1A, Class C (c)	8.450%	02/18/31	14,020,000	14,289,132
Reach Financial, LLC, Series 2024-2A, Class C (c)	6.130%	07/15/31	3,000,000	3,076,200
Reach Financial, LLC, Series 2025-1A, Class B (c)	5.340%	08/16/32	5,700,000	5,784,764
Reach Financial, LLC, Series 2025-1A, Class C (c)	5.990%	08/16/32	2,500,000	2,544,910
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	4,484,968	4,465,062
Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class NT (c)	6.110%	06/15/32	15,635,575	15,818,371
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class A (c)	4.794%	09/15/32	10,457,558	10,482,724
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class B (c)	5.254%	09/15/32	9,250,000	9,277,151
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class C (c)	5.923%	09/15/32	19,300,000	19,443,544
Upgrade Receivables Trust, Series 2024-1A, Class C (c)	6.470%	01/15/31	8,875,000	8,970,562
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	163,427	163,142
Upstart Pass-Through Trust, Series 2022-ST3, Class A (c)	4.300%	05/20/30	3,710,756	3,697,572
Upstart Securitization Trust, Series 2025-3, Class C (c)	5.430%	09/20/35	10,300,000	10,265,567
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (c)	4.250%	06/17/30	695,859	693,221

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 85.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 12.0% (Continued)
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B (c)	8.540%	11/15/30	$2,538,617	$2,546,591
				558,114,983

Total Securitized (Cost $3,926,691,223)				$3,980,288,551

Treasury - 4.4%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes (b)	1.625%	02/15/26	$20,000,000	$19,828,906
U.S. Treasury STRIPS	0.125%	04/15/26	12,317,700	12,252,623
U.S. Treasury Notes	3.625%	05/15/26	15,000,000	14,979,434
U.S. Treasury Notes	3.750%	08/31/26	25,000,000	25,000,781
U.S. Treasury Notes	4.375%	12/15/26	15,000,000	15,117,188
U.S. Treasury Notes	2.250%	02/15/27	10,000,000	9,808,984
U.S. Treasury Notes (b)	4.500%	05/15/27	20,000,000	20,260,938
U.S. Treasury Notes (b)	2.250%	08/15/27	50,000,000	48,759,766
U.S. Treasury Notes	3.875%	10/15/27	20,000,000	20,098,438
U.S. Treasury Notes	1.250%	09/30/28	20,000,000	18,654,688
Total Treasury (Cost $203,816,244)				$204,761,746

Registered Investment Companies - 11.1%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.09% (g)	486,975,976	$486,975,976
State Street Navigator Securities Lending Portfolio I, 3.94% (g)(h)	30,069,623	30,069,623
Total Registered Investment Companies (Cost $517,045,599)		$517,045,599

Total Investment Securities - 102.2% (Cost $4,714,946,675)		$4,770,143,546

Liabilities in Excess of Other Assets - (2.2)%		(100,102,205)

Net Assets - 100.0%		$4,670,041,341

(a)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2025. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $66,482,273.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of September 30, 2025 was $3,616,715,611, representing 77.4% of net assets.
(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2025 was $40,131,342 representing 0.9% of net assets.
(f)	Non-income producing security - security in default.
(g)	The rate shown is the 7-day effective yield as of September 30, 2025.
(h)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $38,311,613.

IO - Interest Only

NA - National Association

plc - Public Limited Company

PO - Principal Only

Prime - Short-term interest rate in the banking system of the U.S.

SOFR - Secured Overnight Financing Rate

TSFR - CME Term SOFR

Diamond Hill Securitized Total Return Fund

Schedule of Investments

September 30, 2025 (Unaudited)

Securitized - 99.5%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 1.9%
Service Experts Issuer, Series 2025-1A, Class B (a)	7.620%	01/20/37	$350,000	$352,896
US Bank NA, Series 2025-SUP2, Class E (1* SOFR30A + 370) (a)(b)	8.086%	09/25/32	250,000	250,292
				603,188
Agency MBS CMO - 53.5%
FHLMC, Series 4434, Class HZ	3.000%	06/15/37	616,542	512,355
FHLMC, Series 4045, Class PE	3.500%	05/15/42	360,000	326,221
FHLMC, Series 4158, Class CA	1.500%	12/15/42	188,674	164,108
FHLMC, Series 4152, Class GW	2.500%	01/15/43	877,077	710,894
FHLMC, Series 4210, Class Z	3.000%	05/15/43	153,771	129,023
FHLMC, Series 4425, Class TA	2.000%	01/15/45	1,402,580	1,215,985
FHLMC, Series 5151, Class WN	2.000%	10/25/50	222,898	125,131
FHLMC, Series 5071, Class ZT	1.500%	02/25/51	1,612,529	688,516
FHLMC, Series 5131, Class JL	1.000%	08/25/51	616,118	470,058
FNMA, Series 2020-44, Class EG	2.000%	09/25/42	1,131,805	977,881
FNMA, Series 2012-103, Class ZP	3.000%	09/25/42	1,333,143	1,038,130
FNMA, Series 2012-152, Class TC	2.500%	01/25/43	222,000	174,429
FNMA, Series 2017-87, Class EA	3.000%	04/25/44	1,717,250	1,578,490
FNMA, Series 2016-61, Class ML	3.000%	09/25/46	400,000	337,111
FNMA, Series 2017-48, Class LH	2.500%	05/25/47	292,910	259,373
FNMA, Series 2018-28, Class CA	3.000%	05/25/48	181,854	163,072
FNMA, Series 2018-95, Class B	3.500%	01/25/49	1,732,140	1,583,107
FNMA, Series 2020-92, Class NB	1.000%	05/25/50	378,367	288,928
FNMA, Series 2021-6, Class KU	1.500%	02/25/51	144,361	82,996
FNMA, Series 2022-10, Class CK	2.250%	02/25/52	119,120	71,734
FNMA, Series 2019-22, Class BA	3.500%	12/25/58	524,107	496,610
GNMA, Series 2009-54, Class Z	6.000%	07/16/39	921,052	966,213
GNMA, Series 2012-97, Class CB	2.500%	08/16/42	723,383	605,832
GNMA, Series 2012-143, Class QD	1.500%	10/20/42	207,711	183,959
GNMA, Series 2012-129, Class PE	2.000%	11/16/42	250,000	200,264
GNMA, Series 2016-19, Class AC	3.000%	02/20/46	132,000	110,824
GNMA, Series 2020-123, Class EA	1.000%	08/20/50	176,981	98,875
GNMA, Series 2021-24, Class QD	1.250%	08/20/50	377,833	297,566
GNMA, Series 2020-123, Class PB	2.250%	08/20/50	502,692	415,474

Diamond Hill Securitized Total Return Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 99.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 53.5% (Continued)
GNMA, Series 2020-134, Class XL	1.000%	09/20/50	$199,999	$94,246
GNMA, Series 2020-138, Class NU	1.500%	09/20/50	129,644	72,337
GNMA, Series 2020-183, Class AY	2.000%	11/20/50	777,628	635,169
GNMA, Series 2021-8, Class DG	1.500%	01/20/51	1,061,997	830,432
GNMA, Series 2021-87, Class DB	2.000%	05/20/51	711,393	617,045
				16,522,388
Agency MBS CMO Derivatives - 4.0%
FHLMC, Series 5092, Class KS (IO) (-1* SOFR30A + 330) (b)	0.000%	03/25/51	640,881	241,802
FNMA, Series 2012-128, Class SH (IO) (-1* SOFR + 400) (b)	0.000%	11/25/42	146,435	103,264
FNMA, Series 2012-133, Class WS (-.83* SOFR30A + 391) (b)	0.075%	12/25/42	134,430	80,994
GNMA, Series 2011-7, Class LS (IO)	0.970%	12/20/40	943,133	819,426
				1,245,486
Agency MBS Passthrough - 3.9%
FHLMC, Pool #SD2217	6.000%	01/01/53	401,338	415,876
GNMA, Series 2020-16, Class MD	2.750%	02/20/50	683,571	570,835
GNMA, Pool #MA9367	8.000%	12/20/53	198,294	207,425
				1,194,136
Auto Loan - 2.3%
ACM Auto Trust, Series 2025-3A, Class B (a)	6.080%	07/20/32	150,000	145,919
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D (a)	5.820%	01/15/32	175,000	175,429
Huntington National Bank (The), Series 2025-2, Class B1 (a)	4.835%	09/20/33	96,920	97,158
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class D (a)	6.012%	06/26/34	100,000	100,000
Western Funding Auto Loan Trust, Series 2025-1, Class D (a)	5.790%	01/15/36	200,000	202,245
				720,751
CRE/CLO - 2.5%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2021-FL3, Class C (1* TSFR1M + 196) (a)(b)	6.115%	08/15/34	300,000	298,980

Diamond Hill Securitized Total Return Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 99.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 2.5% (Continued)
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C (1* TSFR1M + 369) (a)(b)	8.027%	01/18/41	$270,000	$269,866
Arbor Realty Commerical Real Estate Notes, Series 2025-FL1, Class C (1* TSFR1M + 269) (a)(b)	7.033%	08/20/42	100,000	99,942
BXMT Ltd., Series 2020-FL3, Class C (1* TSFR1M + 316) (a)(b)	7.528%	11/15/37	100,000	98,054
				766,842
Equipment - 0.9%
MMP Capital, LLC, Series 2025-A, Class A (a)	5.360%	12/15/31	114,765	115,633
NMEF Funding, LLC, Series 2022-B, Class C (a)	8.540%	06/15/29	150,000	153,873
				269,506
HECM - 6.5%
Brean Asset Backed Securities Trust, Series 2025-RM12, Class A2 (a)	4.500%	07/25/65	250,000	235,780
Brean Asset Backed Securities Trust, Series 2025-RM12, Class M3 (a)	4.500%	07/25/65	125,861	101,396
Onity Loan Investment Trust, Series 2025-HB1, Class A (a)	3.000%	06/25/38	196,082	191,375
Onity Loan Investment Trust, Series 2025-HB1, Class M4 (a)	3.000%	06/25/38	500,000	417,467
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (a)	4.704%	11/25/31	920,000	874,091
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (a)	3.000%	01/25/62	200,000	185,460
				2,005,569
Hospitality - 0.7%
BHMS Commerical Mortgage Trust, Series 2025-ATLS, Class B (1* TSFR1M + 255) (a)(b)	6.700%	08/15/42	100,000	100,063
BHMS Commerical Mortgage Trust, Series 2025-ATLS, Class C (1* TSFR1M + 330) (a)(b)	7.450%	08/15/42	125,000	125,078
				225,141

Diamond Hill Securitized Total Return Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 99.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Industrial - 1.6%
BX Trust, Series 2025-VLT7, Class D (1* TSFR1M + 325) (a)(b)	7.400%	07/15/27	$150,000	$151,125
BX Trust, Series 2025-BCAT, Class D (1* TSFR1M + 265) (a)(b)	7.000%	08/15/42	95,828	96,095
DK Trust, Series 2025-LXP, Class C (a)	6.592%	08/15/37	150,000	150,141
DK Trust, Series 2025-LXP, Class D (a)	7.241%	08/15/37	100,000	100,125
				497,486
Laboratory - 3.4%
Commercial Mortgage Trust, Series 2020-CX, Class B (a)	2.446%	11/10/46	200,000	170,131
Life Financial Services Trust, Series 2021-BMR, Class D (1* TSFR1M + 151) (a)(b)	5.664%	03/15/38	143,500	142,603
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (a)(b)	5.445%	05/15/39	250,000	243,125
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (a)(b)	6.243%	05/15/39	195,000	178,181
VRTX Trust, Series 2025-HQ, Class D (a)	6.815%	09/05/30	300,000	305,374
				1,039,414
Multifamily - 3.1%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (a)(b)	7.239%	08/15/39	187,239	187,706
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (a)(b)	7.706%	07/25/41	263,014	264,966
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-1 (1* SOFR30A + 205) (a)(b)	6.405%	02/25/45	222,592	220,759
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class M-1 (1* SOFR + 230) (a)(b)	6.656%	11/25/51	271,360	271,828
				945,259
Non-Agency MBS 2.0 - 0.5%
Redwood Funding Trust, Series 2025-3, Class B (a)	7.749%	12/27/56	150,000	149,900

Diamond Hill Securitized Total Return Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 99.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Office - 3.7%
Banc of America Merrill Lynch Commercial Mortgage, Series 2016-SS1, Class A (a)	3.665%	12/15/35	$250,000	$235,468
Banc of America Merrill Lynch Commerical Mortgage, Series 2020-BOC, Class D (a)	3.289%	01/15/32	250,000	188,524
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B (1* TSFR1M + 169) (a)(b)	5.842%	02/15/42	290,000	289,754
NYT Mortgage Trust, Series 2019-NYT, Class C (1* TSFR1M + 200) (a)(b)	6.361%	12/15/35	200,000	194,262
Wells Fargo Commerical Mortgage Trust, Series 2025-1918, Class D (a)	8.623%	09/15/40	250,000	252,319
				1,160,327
Residential Transition Loan - 3.1%
Easy STG Mortage Loan Trust, Series 2025-RTL1, Class A1 (a)	6.456%	05/25/40	250,000	253,571
Fidelis Mortgage Trust, Series 2025-RTL2, Class A2 (a)	6.060%	07/25/40	350,000	352,293
Fidelis Mortgage Trust, Series 2025-RTL2, Class B (a)	8.400%	07/25/40	150,000	146,515
LHOME Mortgage Trust, Series 2025-RTL1, Class A2 (a)	5.952%	01/25/40	200,000	201,395
				953,774
Retail - 1.3%
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (a)(b)	6.165%	02/15/40	200,000	200,429
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (a)(b)	6.865%	02/15/40	200,000	199,891
				400,320
Second Lien - 1.8%
Point Securitization Trust, Series 2023-1, Class A1 (a)	6.500%	11/25/53	269,280	269,511
Point Securitization Trust, Series 2024-1, Class A1 (a)	6.500%	06/25/54	290,282	290,360
				559,871

Diamond Hill Securitized Total Return Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 99.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 0.5%
CPC Asset Securitization, LLC, Series 2025-1A, Class A (a)	5.780%	07/15/31	$150,000	$151,448

Unsecured Consumer - 4.3%
Cherry Securitization Trust, Series 2025-1A, Class A (a)	6.130%	11/15/32	300,000	304,872
Lendmark Funding Trust, Series 2025-2A, Class D (a)	5.980%	10/20/34	220,000	221,319
Oportun Funding, LLC, Series 2025-C, Class D (a)	5.910%	07/08/33	100,000	100,411
Pagaya AI Debt Selection Trust, Series 2025-5, Class B (a)	5.440%	03/15/33	150,000	151,196
RCKT Trust, Series 2025-1A, Class D (a)	5.420%	07/25/34	150,000	151,008
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class B (a)	5.254%	09/15/32	150,000	150,440
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class C (a)	5.923%	09/15/32	250,000	251,859
				1,331,105

Total Securitized (Cost $30,150,879)				$30,741,911

Registered Investment Companies - 0.6%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.09% (c) (Cost $167,125)	167,125	$167,125

Total Investment Securities - 100.1% (Cost $30,318,004)		$30,909,036

Liabilities in Excess of Other Assets - (0.1)%		(21,030)

Net Assets - 100.0%		$30,888,006

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of September 30, 2025 was $11,779,901, representing 38.1% of net assets.
(b)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2025. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(c)	The rate shown is the 7-day effective yield as of September 30, 2025.

IO - Interest Only

NA - National Association

SOFR - Secured Overnight Financing Rate

TSFR - CME Term SOFR

Diamond Hill Core Bond Fund

Schedule of Investments

September 30, 2025 (Unaudited)

Corporate Credit - 15.0%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.3%
American Express Co.	5.282%	07/27/29	$400,000	$412,549
American Express Co. (a)	5.532%	04/25/30	325,000	339,602
American Express Co. (b)	5.085%	01/30/31	925,000	953,662
American Express Co.	5.284%	07/26/35	825,000	851,575
Bank of America Corp.	3.194%	07/23/30	3,250,000	3,130,392
Bank of America Corp. (1* TSFR3M + 145) (b)	2.884%	10/22/30	2,300,000	2,182,989
Bank of America Corp. (1* SOFR + 215) (b)	2.592%	04/29/31	450,000	417,009
Bank of America Corp., Class B (1* SOFR + 153) (a)(b)	1.898%	07/23/31	3,000,000	2,679,633
Bank of America Corp. (b)	2.687%	04/22/32	7,125,000	6,490,734
Bank of America Corp. (b)	4.571%	04/27/33	1,700,000	1,699,649
Bank of America Corp. (b)	5.468%	01/23/35	250,000	261,058
Bank of Montreal France	0.949%	01/22/27	630,000	623,080
Bank of New York Mellon Corp. (The), Series J	6.317%	10/25/29	2,150,000	2,287,968
Bank of New York Mellon Corp. (The) (1* SOFR + 207) (b)	5.834%	10/25/33	500,000	538,526
Bank of New York Mellon Corp. (The), Series J	5.316%	06/06/36	1,700,000	1,758,953
Capital One Financial Corp.	1.878%	11/02/27	1,000,000	974,372
Capital One Financial Corp.	3.273%	03/01/30	400,000	385,484
Capital One Financial Corp. (b)	6.377%	06/08/34	500,000	540,837
Capital One Financial Corp.	5.197%	09/11/36	890,000	880,211
Citibank NA	5.570%	04/30/34	1,750,000	1,854,633
Citigroup, Inc. (b)	5.174%	02/13/30	500,000	512,908
Citigroup, Inc. (1* SOFR + 142) (b)	2.976%	11/05/30	3,380,000	3,199,648
Citigroup, Inc. (b)	2.666%	01/29/31	4,537,000	4,217,489
Citigroup, Inc. (1* SOFR + 211) (b)	2.572%	06/03/31	4,175,000	3,841,370
Citigroup, Inc. (b)	2.561%	05/01/32	1,550,000	1,397,013
Citigroup, Inc. (b)	3.057%	01/25/33	2,250,000	2,048,356
Citizens Bank NA	4.575%	08/09/28	1,350,000	1,357,876
Comerica, Inc. (a)(b)	5.982%	01/30/30	2,850,000	2,965,842
Discover Bank	3.450%	07/27/26	1,500,000	1,491,022
Discover Bank (a)	4.650%	09/13/28	1,683,000	1,703,197
Fifth Third Bancorp	1.707%	11/01/27	450,000	437,335
Fifth Third Bancorp	6.361%	10/27/28	500,000	521,369
Fifth Third Bancorp (1* SOFR + 234) (b)	6.339%	07/27/29	750,000	790,249

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Corporate Credit - 15.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.3% (Continued)
First Horizon Bank (a)	5.750%	05/01/30	$250,000	$257,926
Goldman Sachs Group, Inc. (The) (1* SOFR + 79) (b)	1.093%	12/09/26	950,000	944,049
Goldman Sachs Group, Inc. (The)	1.948%	10/21/27	1,000,000	976,464
Goldman Sachs Group, Inc. (The)	2.600%	02/07/30	500,000	468,339
Goldman Sachs Group, Inc. (The) (b)	5.207%	01/28/31	1,800,000	1,858,109
Goldman Sachs Group, Inc. (The) (b)	1.992%	01/27/32	4,550,000	4,015,061
Goldman Sachs Group, Inc. (The) (1* SOFR + 128) (b)	2.615%	04/22/32	9,175,000	8,323,736
HSBC Holdings plc	5.597%	05/17/28	3,100,000	3,165,102
HSBC Holdings plc (b)	5.450%	03/03/36	1,000,000	1,031,960
Huntington Bancshares, Inc. (b)	6.208%	08/21/29	750,000	789,328
Huntington Bancshares, Inc. (a)	5.023%	05/17/33	400,000	402,719
JPMorgan Chase & Co. (1* SOFR + 80) (b)	1.045%	11/19/26	500,000	497,760
JPMorgan Chase & Co. (1* SOFR + 89) (b)	1.578%	04/22/27	400,000	394,252
JPMorgan Chase & Co. (b)	1.470%	09/22/27	1,350,000	1,315,967
JPMorgan Chase & Co.	5.040%	01/23/28	1,000,000	1,011,342
JPMorgan Chase & Co. (1* TSFR3M + 121) (b)	3.509%	01/23/29	3,110,000	3,069,030
JPMorgan Chase & Co. (1* SOFR + 115) (b)	2.069%	06/01/29	1,250,000	1,186,100
JPMorgan Chase & Co. (b)	3.702%	05/06/30	1,500,000	1,474,200
JPMorgan Chase & Co. (1* SOFR + 151) (b)	2.739%	10/15/30	1,850,000	1,747,140
JPMorgan Chase & Co. (a)	4.603%	10/22/30	1,900,000	1,922,214
JPMorgan Chase & Co. (b)	2.545%	11/08/32	475,000	426,037
JPMorgan Chase & Co. (a)(b)	2.963%	01/25/33	8,275,000	7,570,333
JPMorgan Chase & Co. (a)(b)	5.294%	07/22/35	950,000	981,231
KeyBank NA	4.700%	01/26/26	250,000	250,151
KeyBank NA	5.000%	01/26/33	5,900,000	5,938,014
KeyCorp	4.789%	06/01/33	300,000	298,985
M&T Bank Trust Co.	5.400%	11/21/25	600,000	600,359
Morgan Stanley, Series I (b)	5.230%	01/15/31	875,000	903,131
Morgan Stanley, Series GMTN (1* SOFR + 114) (b)	2.699%	01/22/31	9,900,000	9,250,901
Morgan Stanley (SOFR + 312) (a)(b)	3.622%	04/01/31	2,500,000	2,425,758
Morgan Stanley (1* SOFR + 103) (b)	1.794%	02/13/32	3,750,000	3,270,668
Morgan Stanley (b)	1.928%	04/28/32	750,000	654,546

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Corporate Credit - 15.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.3% (Continued)
Morgan Stanley (b)	2.239%	07/21/32	$1,000,000	$883,194
Morgan Stanley Private Bank	4.466%	07/06/28	2,000,000	2,011,215
PNC Bank NA	2.700%	10/22/29	250,000	235,209
PNC Financial Services Group, Inc. (The)	2.600%	07/23/26	250,000	247,190
PNC Financial Services Group, Inc. (The) (a)	5.300%	01/21/28	1,000,000	1,014,822
PNC Financial Services Group, Inc. (The) (b)	5.582%	06/12/29	500,000	518,116
PNC Financial Services Group, Inc. (The) (b)	6.037%	10/28/33	850,000	917,173
PNC Financial Services Group, Inc. (The) (a)	5.939%	08/18/34	1,000,000	1,072,642
Royal Bank of Canada (a)	4.522%	10/18/28	900,000	907,446
Royal Bank of Canada (b)	4.650%	10/18/30	3,150,000	3,186,135
State Street Corp.	5.272%	08/03/26	700,000	706,632
State Street Corp.	2.623%	02/07/33	258,000	231,410
State Street Corp.	4.164%	08/04/33	300,000	292,771
Toronto-Dominion Bank (The)	1.200%	06/03/26	1,050,000	1,030,574
Toronto-Dominion Bank (The)	5.156%	01/10/28	500,000	511,889
Toronto-Dominion Bank (The), Series C	5.523%	07/17/28	500,000	518,978
Toronto-Dominion Bank (The)	4.994%	04/05/29	1,000,000	1,026,883
Toronto-Dominion Bank (The)	3.200%	03/10/32	236,000	219,132
Truist Financial Corp.	5.900%	10/28/26	250,000	250,207
Truist Financial Corp.	6.047%	06/08/27	500,000	505,802
Truist Financial Corp.	4.873%	01/26/29	500,000	507,523
Truist Financial Corp. (b)	1.887%	06/07/29	1,000,000	942,384
Truist Financial Corp. (b)	7.161%	10/30/29	500,000	541,551
Truist Financial Corp., Series I (a)	5.071%	05/20/31	450,000	461,382
Truist Financial Corp. (a)(b)	5.711%	01/24/35	500,000	524,686
US Bancorp	2.215%	01/27/28	800,000	779,382
US Bancorp (a)	4.548%	07/22/28	300,000	302,272
US Bancorp, Series CC (a)	5.083%	05/15/31	875,000	899,786
US Bancorp (a)	2.677%	01/27/33	2,750,000	2,460,342
US Bancorp (a)(b)	4.839%	02/01/34	1,000,000	1,004,379
Wells Fargo & Co. (1* SOFR + 210) (a)(b)	2.393%	06/02/28	650,000	631,868
Wells Fargo & Co., Series W (1* SOFR + 174) (a)(b)	5.574%	07/25/29	900,000	932,717
Wells Fargo & Co. (a)(b)	2.879%	10/30/30	4,000,000	3,787,206
Wells Fargo & Co., Series W (SOFR + 11100) (b)	5.244%	01/24/31	875,000	905,282

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Corporate Credit - 15.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.3% (Continued)
Wells Fargo & Co. (b)	2.572%	02/11/31	$1,050,000	$975,796
Wells Fargo & Co. (b)	3.350%	03/02/33	2,700,000	2,513,362
Wells Fargo & Co. (b)	5.499%	01/23/35	1,000,000	1,043,091
				156,667,931
Basic Industry - 0.0% (c)
Nucor Corp. (a)	3.125%	04/01/32	250,000	230,863
PPG Industries, Inc.	2.550%	06/15/30	300,000	277,748
				508,611
Brokerage Asset Managers Exchanges - 0.1%
BlackRock Funding, Inc.	5.000%	03/14/34	500,000	515,157
BlackRock, Inc. (a)	2.100%	02/25/32	1,625,000	1,424,794
Intercontinental Exchange, Inc.	5.250%	06/15/31	400,000	419,322
Intercontinental Exchange, Inc. (a)	4.950%	06/15/52	875,000	817,355
				3,176,628
Capital Goods - 0.5%
Carrier Global Corp., Class B	2.722%	02/15/30	250,000	234,296
Caterpillar, Inc.	5.200%	05/15/35	1,650,000	1,707,105
Deere & Co.	3.100%	04/15/30	1,725,000	1,653,541
John Deere Capital Corp.	4.400%	09/08/31	900,000	906,118
John Deere Capital Corp.	5.100%	04/11/34	750,000	775,980
Johnson Controls International plc	5.500%	04/19/29	450,000	468,493
Johnson Controls International plc	2.000%	09/16/31	500,000	435,475
L3Harris Technologies, Inc. (a)	4.400%	06/15/28	1,710,000	1,721,127
Northrop Grumman Corp.	4.900%	06/01/34	900,000	912,942
RTX Corp.	6.100%	03/15/34	2,675,000	2,929,108
Waste Connections, Inc. (a)	3.200%	06/01/32	1,800,000	1,666,763
Waste Management, Inc.	3.875%	01/15/29	1,375,000	1,366,334
				14,777,282
Communications - 0.5%
American Tower Corp.	3.125%	01/15/27	300,000	295,841
American Tower Corp. (a)	5.800%	11/15/28	250,000	261,057
American Tower Corp.	5.200%	02/15/29	500,000	514,494
American Tower Corp.	2.100%	06/15/30	200,000	180,267
AT&T, Inc.	2.300%	06/01/27	650,000	630,794
AT&T, Inc.	2.550%	12/01/33	114,000	97,072

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Corporate Credit - 15.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Communications - 0.5% (Continued)
AT&T, Inc.	4.500%	05/15/35	$700,000	$676,362
AT&T, Inc., Class B	3.500%	06/01/41	400,000	319,751
British Telecommunications plc (d)	3.250%	11/08/29	275,000	263,510
Comcast Corp.	1.950%	01/15/31	1,525,000	1,354,557
Comcast Corp. (a)	4.950%	05/15/32	425,000	435,779
Comcast Corp.	3.969%	11/01/47	144,000	112,526
Comcast Corp.	5.350%	05/15/53	925,000	867,367
Deutsche Telekom International Finance BV (a)(d)	4.750%	06/21/38	100,000	96,424
T-Mobile USA, Inc. (a)	5.050%	07/15/33	4,975,000	5,081,777
Verizon Communications, Inc. (a)	1.750%	01/20/31	700,000	612,410
Verizon Communications, Inc.	2.550%	03/21/31	1,400,000	1,272,894
Verizon Communications, Inc.	2.355%	03/15/32	1,237,000	1,084,775
				14,157,657
Consumer Cyclical - 1.4%
American Honda Finance (a)	4.250%	09/01/28	1,720,000	1,724,350
American Honda Finance (a)	4.900%	01/10/34	400,000	402,972
CVS Health Corp.	3.750%	04/01/30	500,000	484,354
CVS Health Corp. (a)	5.050%	03/25/48	2,550,000	2,268,831
CVS Health Corp. (a)	5.875%	06/01/53	450,000	442,171
Dollar Tree, Inc. (a)	4.200%	05/15/28	4,100,000	4,089,133
Expedia, Inc.	3.800%	02/15/28	1,250,000	1,239,167
Ford Motor Co., Class B	3.250%	02/12/32	1,000,000	874,974
Ford Motor Credit Co., LLC	6.800%	05/12/28	2,000,000	2,077,165
General Motors Co. (a)	5.400%	10/15/29	1,125,000	1,161,964
General Motors Financial Co., Inc., Class B	1.500%	06/10/26	700,000	686,845
General Motors Financial Co., Inc.	2.700%	08/20/27	1,000,000	972,034
General Motors Financial Co., Inc. (a)	5.750%	02/08/31	500,000	520,922
General Motors Financial Co., Inc.	5.450%	09/06/34	1,700,000	1,710,119
Home Depot, Inc. (The) (a)	4.950%	06/25/34	750,000	767,982
Home Depot, Inc. (The)	4.200%	04/01/43	1,100,000	958,761
Hyundai Capital America (d)	5.250%	01/08/27	400,000	404,280
Hyundai Capital America (d)	5.350%	03/19/29	3,110,000	3,194,235
Hyundai Capital America, Series A (d)	5.300%	01/08/30	875,000	898,675
Hyundai Capital America (d)	5.400%	06/24/31	850,000	875,492

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Corporate Credit - 15.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical - 1.4% (Continued)
Hyundai Capital America, Series A (d)	4.750%	09/26/31	$400,000	$400,773
Lowe's Cos., Inc.	2.625%	04/01/31	950,000	866,985
Lowe's Cos., Inc.	2.800%	09/15/41	3,025,000	2,190,322
Mercedes-Benz Financing NA (d)	4.750%	03/31/28	500,000	507,097
Mercedes-Benz Financing NA (a)(d)	5.000%	01/11/34	2,000,000	2,023,392
Target Corp.	5.000%	04/15/35	3,340,000	3,381,592
Toyota Motor Credit Corp	4.650%	09/03/32	440,000	442,997
Toyota Motor Credit Corp.	4.550%	05/17/30	1,450,000	1,472,970
Toyota Motor Credit Corp.	5.550%	11/20/30	800,000	846,894
Volkswagen Group America (d)	5.650%	09/12/28	2,400,000	2,473,595
Walmart, Inc.	4.500%	04/15/53	450,000	403,052
				40,764,095
Consumer Non-Cyclical - 1.2%
Abbott Laboratories	4.750%	11/30/36	100,000	100,916
AbbVie, Inc.	3.200%	11/21/29	3,900,000	3,762,524
AbbVie, Inc.	4.550%	03/15/35	100,000	98,440
AbbVie, Inc.	4.500%	05/14/35	800,000	785,040
Amgen, Inc. (a)	4.200%	03/01/33	400,000	389,004
Amgen, Inc.	5.250%	03/02/33	3,750,000	3,884,403
Amgen, Inc.	5.600%	03/02/43	425,000	430,632
Anheuser-Busch InBev SA/NV	4.700%	02/01/36	2,625,000	2,591,669
Baxter International, Inc.	1.915%	02/01/27	300,000	290,772
Bristol-Myers Squibb Co. (a)	2.950%	03/15/32	300,000	275,479
Bristol-Myers Squibb Co. (a)	5.900%	11/15/33	1,450,000	1,576,056
Constellation Brands, Inc. (a)	2.250%	08/01/31	2,195,000	1,934,849
HCA, Inc.	3.375%	03/15/29	1,900,000	1,842,554
HCA, Inc.	4.125%	06/15/29	650,000	644,367
Johnson & Johnson	4.900%	06/01/31	2,175,000	2,267,251
Keurig Dr. Pepper, Inc.	5.100%	03/15/27	800,000	807,896
Kroger Co. (The)	3.500%	02/01/26	1,250,000	1,245,803
Kroger Co. (The)	2.650%	10/15/26	100,000	98,608
Kroger Co. (The)	1.700%	01/15/31	1,552,000	1,356,080
Laboratory Corp. of American Holdings	1.550%	06/01/26	375,000	368,708
Mondelez International, Inc. (d)	1.250%	09/24/26	1,600,000	1,557,020
Pfizer, Inc.	7.200%	03/15/39	1,100,000	1,321,036

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Corporate Credit - 15.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical - 1.2% (Continued)
Pfizer, Inc.	5.340%	05/19/63	$1,800,000	$1,708,471
Phillip Morris International, Inc.	5.500%	09/07/30	1,500,000	1,577,172
Phillip Morris International, Inc.	5.375%	02/15/33	2,550,000	2,663,004
Roche Holdings, Inc. (a)(d)	5.593%	11/13/33	2,331,000	2,502,973
				36,080,727
Electric - 1.4%
American Electric Power, Inc.	1.000%	11/01/25	500,000	498,458
CMS Energy Corp.	2.950%	02/15/27	100,000	98,134
Commonwealth Edison Co.	5.300%	06/01/34	900,000	939,378
Dominion Energy South Carolina, Inc. (a)	6.250%	10/15/53	450,000	494,760
Dominion Energy, Inc.	1.450%	04/15/26	750,000	738,674
DTE Electric Co. (a)	5.200%	04/01/33	450,000	467,346
DTE Energy Co., Series E	2.850%	10/01/26	100,000	98,771
DTE Energy Co., Series H	2.950%	03/01/30	125,000	117,516
Duke Energy Corp. (a)	4.300%	03/15/28	825,000	828,836
Duke Energy Corp.	4.950%	09/15/35	880,000	874,225
Duke Energy Florida, LLC	6.200%	11/15/53	1,000,000	1,092,861
Duke Energy Indiana, LLC	2.750%	04/01/50	370,000	235,018
Duke Energy Ohio, Inc.	5.250%	04/01/33	250,000	258,917
Duke Energy Progress, Inc.	2.000%	08/15/31	600,000	527,481
Florida Power & Light Co. (a)	5.100%	04/01/33	500,000	517,337
Idaho Power Co.	5.500%	03/15/53	900,000	890,977
Idaho Power Co. (a)	5.800%	04/01/54	1,850,000	1,898,963
MidAmerican Energy Co.	3.650%	04/15/29	350,000	344,897
Nevada Power Co., Series 2023A	6.000%	03/15/54	450,000	468,121
NextEra Energy Capital Holdings, Inc.	4.625%	07/15/27	1,535,000	1,550,042
NextEra Energy Capital Holdings, Inc. (a)	5.250%	03/15/34	500,000	513,484
Northern States Power Co. (a)	2.250%	04/01/31	500,000	453,432
Northern States Power Co. (a)	5.100%	05/15/53	900,000	855,428
NYSEG Storm Funding, LLC, Series 2025-A	4.713%	05/01/31	8,225,000	8,291,686
Oncor Electric Delivery Co., LLC	7.000%	05/01/32	2,750,000	3,124,994
Oncor Electric Delivery Co., LLC	3.750%	04/01/45	490,000	387,138
Oncor Electric Delivery Co., LLC (a)	4.950%	09/15/52	500,000	455,494
PacifiCorp (a)	5.500%	05/15/54	450,000	424,969
PECO Energy Co.	3.000%	09/15/49	200,000	134,570

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Corporate Credit - 15.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Electric - 1.4% (Continued)
PPL Electric Utilities Corp.	5.000%	05/15/33	$900,000	$926,226
PPL Electric Utilities Corp.	3.000%	10/01/49	160,000	107,141
Progress Energy, Inc.	7.750%	03/01/31	1,000,000	1,152,579
Public Service Co. of Colorado	4.500%	06/01/52	400,000	336,684
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	98,503
Public Service Electric & Gas Co.	4.900%	08/15/35	2,460,000	2,479,087
Southwestern Electric Power Co. (a)	2.750%	10/01/26	100,000	98,639
Swepco Storm Recovery Funding, LLC, Series 2024-A	4.880%	09/01/39	7,885,071	7,924,431
Wisconsin Power & Light Co.	1.950%	09/16/31	800,000	692,056
				41,397,253
Energy - 0.7%
BP Capital Markets America, Inc.	4.812%	02/13/33	800,000	809,409
BP Capital Markets America, Inc.	4.893%	09/11/33	500,000	507,243
BP Capital Markets America, Inc. (a)	4.989%	04/10/34	500,000	509,905
ConocoPhillips Co. (a)	5.550%	03/15/54	450,000	443,272
Coterra Energy, Inc.	3.900%	05/15/27	100,000	99,343
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	197,888
Diamondback Energy, Inc.	6.250%	03/15/53	500,000	512,060
Energy Transfer, LP (d)	5.625%	05/01/27	500,000	500,222
Energy Transfer, LP	5.550%	05/15/34	500,000	513,000
Energy Transfer, LP	5.600%	09/01/34	3,000,000	3,078,932
Helmerich & Payne, Inc. (a)	2.900%	09/29/31	1,650,000	1,457,648
HF Sinclair Corp.	5.750%	01/15/31	3,700,000	3,829,596
MPLX, LP	5.000%	03/01/33	3,400,000	3,400,845
Occidental Petroleum Corp.	3.000%	02/15/27	1,475,000	1,442,858
Phillips 66 Co.	3.550%	10/01/26	100,000	99,385
Phillips 66 Co. (a)	5.300%	06/30/33	875,000	900,096
Phillips 66 Co. (a)	4.950%	03/15/35	1,300,000	1,286,774
Shell Finance US, Inc.	2.375%	11/07/29	645,000	605,202
Shell International Finance BV	6.375%	12/15/38	73,000	82,596
Valero Energy Corp.	5.150%	02/15/30	400,000	411,757
				20,688,031
Insurance - 2.1%
Anthem, Inc.	4.600%	09/15/32	2,565,000	2,549,414

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Corporate Credit - 15.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 2.1% (Continued)
Berkshire Hathaway Financial Corp.	3.850%	03/15/52	$900,000	$706,037
Equitable Financial Life Global Funding (d)	1.800%	03/08/28	1,434,000	1,353,846
Equitable Financial Life Global Funding (d)	5.000%	03/27/30	825,000	845,320
Jackson National Life Global Funding (d)	5.500%	01/09/26	800,000	801,917
Jackson National Life Global Funding (d)	5.550%	07/02/27	2,200,000	2,247,751
Jackson National Life Global Funding (d)	4.550%	09/09/30	860,000	860,873
Lincoln Financial Global Funding (d)	4.625%	08/18/30	850,000	855,124
Lincoln National Corp. (a)	3.625%	12/12/26	100,000	99,350
MassMutual Global Funding (d)	1.200%	07/16/26	400,000	391,138
MassMutual Global Funding (d)	5.150%	05/30/29	4,350,000	4,483,244
MassMutual Global Funding (d)	4.350%	09/17/31	2,300,000	2,286,140
MassMutual Global Funding (d)	5.050%	08/26/35	500,000	505,720
Met Life Global Funding I (d)	5.400%	09/12/28	1,850,000	1,917,232
Met Life Global Funding I (d)	4.300%	08/25/29	1,000,000	1,003,509
Met Life Global Funding I (d)	1.550%	01/07/31	1,950,000	1,702,442
Met Life Global Funding I (d)	5.150%	03/28/33	500,000	517,956
Met Life Global Funding I (a)(d)	5.050%	01/08/34	850,000	868,399
New York Life Global Funding (d)	1.150%	06/09/26	50,000	49,002
New York Life Global Funding (d)	4.900%	06/13/28	1,000,000	1,022,475
New York Life Global Funding (d)	4.700%	01/29/29	1,000,000	1,018,325
New York Life Global Funding (d)	1.200%	08/07/30	2,000,000	1,733,148
New York Life Global Funding (d)	5.000%	01/09/34	1,000,000	1,023,022
Northwestern Mutual Global Funding (d)	5.070%	03/25/27	3,000,000	3,046,832
Northwestern Mutual Global Funding (a)(d)	4.350%	09/15/27	400,000	403,238
Northwestern Mutual Global Funding (d)	5.160%	05/28/31	3,245,000	3,367,554
Pacific Life Global Fund II (a)(d)	1.450%	01/20/28	790,000	744,644
Pacific Life Global Fund II (d)	4.850%	02/10/30	5,217,000	5,319,592
Pricoa Global Funding I (d)	5.550%	08/28/26	700,000	709,723
Pricoa Global Funding I (a)(d)	5.100%	05/30/28	500,000	512,520
Pricoa Global Funding I (d)	4.650%	08/27/31	500,000	505,186
Pricoa Global Funding I (d)	4.750%	08/26/32	1,700,000	1,717,128
Pricoa Global Funding I (a)(d)	5.350%	05/28/35	1,350,000	1,399,504
Principal Life Global Funding II (d)	0.875%	01/12/26	500,000	494,912
Principal Life Global Funding II (a)(d)	5.000%	01/16/27	500,000	505,615
Principal Life Global Funding II (d)	4.600%	08/19/27	300,000	302,857

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Corporate Credit - 15.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 2.1% (Continued)
Principal Life Global Funding II (d)	4.250%	08/18/28	$925,000	$927,115
Progressive Corp.	3.200%	03/26/30	240,000	230,862
Protective Life Global Funding (d)	5.209%	04/14/26	1,000,000	1,005,397
Protective Life Global Funding (d)	1.618%	04/15/26	800,000	789,267
Protective Life Global Funding (d)	4.992%	01/12/27	500,000	504,968
Protective Life Global Funding (d)	1.900%	07/06/28	650,000	611,601
Protective Life Global Funding (d)	5.467%	12/08/28	500,000	518,334
Protective Life Global Funding (d)	1.737%	09/21/30	1,500,000	1,324,668
Protective Life Global Funding (d)	5.432%	01/14/32	3,900,000	4,058,098
RGA Global Funding (d)	2.000%	11/30/26	660,000	643,498
UnitedHealth Group, Inc.	4.200%	05/15/32	1,150,000	1,133,575
UnitedHealth Group, Inc.	4.250%	06/15/48	500,000	413,345
UnitedHealth Group, Inc.	5.200%	04/15/63	500,000	457,817
				60,489,234
Natural Gas - 0.1%
Atmos Energy Corp. (a)	2.625%	09/15/29	310,000	293,057
Atmos Energy Corp.	5.900%	11/15/33	850,000	921,742
Atmos Energy Corp.	4.125%	03/15/49	885,000	725,353
				1,940,152
Other Utility - 0.1%
American Water Capital Corp.	2.800%	05/01/30	300,000	282,580
American Water Capital Corp.	2.300%	06/01/31	825,000	739,982
American Water Capital Corp.	5.150%	03/01/34	2,000,000	2,061,292
American Water Capital Corp.	5.700%	09/01/55	450,000	457,046
				3,540,900
REITS - 0.4%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	99,417
American Homes 4 Rent (a)	4.250%	02/15/28	100,000	99,757
Boston Properties, LP	2.750%	10/01/26	50,000	49,203
CubeSmart, LP	2.250%	12/15/28	4,200,000	3,955,031
ERP Operating, LP	2.850%	11/01/26	100,000	98,730
ERP Operating, LP (a)	2.500%	02/15/30	1,850,000	1,725,321
Extra Space Storage, LP	5.700%	04/01/28	100,000	103,281
Extra Space Storage, LP	2.200%	10/15/30	1,399,000	1,254,241
Extra Space Storage, LP	5.350%	01/15/35	400,000	407,676

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Corporate Credit - 15.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
REITS - 0.4% (Continued)
Public Storage (a)	1.850%	05/01/28	$800,000	$758,631
Realty Income Corp.	0.750%	03/15/26	1,375,000	1,353,293
Realty Income Corp.	4.450%	09/15/26	413,000	413,861
Realty Income Corp.	3.000%	01/15/27	100,000	98,591
Realty Income Corp.	2.100%	03/15/28	250,000	238,516
Realty Income Corp.	2.200%	06/15/28	151,000	143,914
Realty Income Corp.	4.000%	07/15/29	60,000	59,621
Realty Income Corp.	3.200%	02/15/31	250,000	235,667
Realty Income Corp. (a)	5.125%	02/15/34	1,000,000	1,025,361
				12,120,112
Technology - 0.7%
Alphabet, Inc.	5.300%	05/15/65	430,000	427,864
Broadcom, Inc. (d)	4.150%	04/15/32	3,900,000	3,824,594
Broadcom, Inc.	4.800%	02/15/36	1,705,000	1,699,798
Dell International, LLC / EMC Corp.	4.900%	10/01/26	1,488,000	1,496,277
Dell International, LLC / EMC Corp. (a)	5.000%	04/01/30	425,000	435,328
Fidelity National Information Services, Inc. (a)	1.650%	03/01/28	300,000	282,734
Foundry JV Holdco, LLC (d)	6.150%	01/25/32	500,000	534,417
Mastercard, Inc. (a)	2.000%	11/18/31	2,300,000	2,030,408
Mastercard, Inc.	4.875%	05/09/34	750,000	767,751
Oracle Corp.	2.875%	03/25/31	500,000	459,118
Oracle Corp.	3.600%	04/01/40	7,275,000	5,842,852
Xilinx, Inc.	2.375%	06/01/30	2,125,000	1,965,414
				19,766,555
Transportation - 0.5%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (d)	4.800%	02/15/29	91,209	91,336
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	273,150	264,464
Burlington North Santa Fe, LLC	5.050%	03/01/41	500,000	491,883
Burlington North Santa Fe, LLC	2.875%	06/15/52	1,523,000	975,191
CSX Corp.	4.250%	11/01/66	100,000	78,750
Fedex Corp.	2.400%	05/15/31	500,000	449,686
FedEx Corp., Series 2020-1, Class AA, CV	1.875%	08/20/35	2,744,458	2,375,023
Kirby Corp.	4.200%	03/01/28	600,000	598,693

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Corporate Credit - 15.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.5% (Continued)
Norfolk Southern Corp.	3.000%	03/15/32	$600,000	$552,523
Norfolk Southern Corp.	5.950%	03/15/64	500,000	528,195
Penske Trust Leasing Co. / PTL Finance Corp. (d)	5.350%	03/30/29	1,350,000	1,388,371
Ryder System, Inc.	2.850%	03/01/27	500,000	491,183
Ryder System, Inc.	5.300%	03/15/27	1,000,000	1,015,489
Ryder System, Inc.	5.500%	06/01/29	500,000	521,419
Southwest Airlines Co.	5.125%	06/15/27	1,000,000	1,012,090
Southwest Airlines Co.	2.625%	02/10/30	1,300,000	1,198,559
United Airlines Pass-Through Trust, Series 2020-1B, Class B	4.875%	07/15/27	140,375	140,380
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	110,633	113,718
United Airlines Pass-Through Trust	5.450%	02/15/37	868,969	893,840
United Parcel Service, Inc. (a)	5.250%	05/14/35	1,300,000	1,345,172
				14,525,965

Total Corporate Credit (Cost $433,326,573)				$440,601,133

Government Related - 0.0% (c)	Coupon	Maturity	Shares / Par Value	Fair Value
Government Owned, No Guarantee - 0.0% (c)
Tennessee Valley Authority	4.250%	09/15/52	$500,000	$427,094
Tennessee Valley Authority	4.625%	09/15/60	525,000	470,926
Total Government Related (Cost $1,240,506)				$898,020

Securitized - 61.1%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.1%
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (d)	1.830%	03/20/41	$1,000,000	$979,017
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (b)(d)	4.450%	01/25/26	2,000,000	1,981,336

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.1% (Continued)
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (b)(d)	3.620%	07/25/26	$3,300,000	$3,168,284
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (d)	3.850%	10/25/26	3,900,000	3,754,030
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (d)	7.900%	07/25/27	2,350,000	2,359,055
GoodLeap Sustainable Home Improvement Loan Trust, Series 2023-1, Class A (d)	5.520%	02/22/55	3,660,701	3,450,679
GoodLeap Sustainable Home Improvement Loan Trust, Series 2024-1, Class A (d)	6.250%	06/20/57	2,217,148	2,154,146
Helios Issuer, LLC, Series 2019-AA, Class A (d)	3.750%	06/20/46	6,981,809	6,479,608
Helios Issuer, LLC, Series 2022-C, Class C (d)(e)	6.000%	11/22/49	2,586,134	1,030,107
Hero Funding Trust, Series 2016-2A, Class A (d)	3.750%	09/20/41	55,382	52,984
Hero Funding Trust, Series 2016-3A, Class A1 (d)	3.080%	09/20/42	868,507	808,166
Hero Funding Trust, Series 2016-4A, Class A1 (d)	3.570%	09/20/47	81,691	77,096
Hero Funding Trust, Series 2017-3A, Class A1 (d)	3.190%	09/20/48	75,560	69,308
Hero Funding Trust, Series 2017-3A, Class A2 (d)	3.950%	09/20/48	276,440	259,782
Hero Funding Trust, Series 2018-1A, Class A2 (d)	4.670%	09/20/48	29,342	28,479
Holiday Inn Timeshare Trust, Series 2020-A, Class C (d)	3.420%	10/09/39	128,964	126,355
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (d)	3.450%	12/20/47	1,816,734	1,367,904
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (d)	2.290%	01/20/48	389,445	326,135
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (d)	2.840%	01/20/48	626,627	486,753
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (d)	2.220%	03/20/48	2,187,214	1,779,454

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.1% (Continued)
Luminace ABS-2022 Issuer, LLC, Series 2024-1, Class B (d)	6.960%	10/30/31	$3,981,637	$3,845,627
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (d)	3.690%	07/20/43	94,244	84,874
Mosaic Solar Loans, LLC, Series 2018-1, Class A (d)	4.010%	06/22/43	46,277	43,453
Mosaic Solar Loans, LLC, Series 2017-2, Class B (d)	4.770%	06/22/43	26,378	23,763
Mosaic Solar Loans, LLC, Series 2025-1, Class A (d)	6.120%	08/22/50	2,170,388	2,150,382
Mosaic Solar Loans, LLC, Series 2023-1A, Class A (d)	5.320%	06/20/53	2,863,811	2,730,110
Mosaic Solar Loans, LLC, Series 2023-1A, Class B (d)	6.920%	06/20/53	2,110,177	1,663,042
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (d)(e)	8.180%	09/22/53	4,500,000	2,279,545
Mosaic Solar Loans, LLC, Series 2023-3A, Class A (d)	5.910%	11/20/53	2,285,645	2,267,303
PowerPay Issuance Trust, Series 2024-1A, Class A (d)	6.530%	02/18/39	2,160,345	2,229,474
Renew Financial, LLC, Series 2017-1, Class A (d)	3.670%	09/20/52	215,324	201,130
Renew Financial, LLC, Series 2017-1, Class B (d)	5.750%	09/20/52	2,236	2,221
Renew Financial, LLC, Series 2017-2, Class A (d)	3.220%	09/22/53	23,677	21,641
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class B (d)	2.130%	11/15/55	1,100,000	1,097,192
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class D (d)	3.160%	11/15/55	994,000	991,086
Sunnova Hestia I Issuer, LLC, Series 2023-GRIDI, Class A-1 (d)	5.750%	12/20/50	2,243,500	2,263,468
Sunnova Solar Issuer, LLC, Series 2020-2A, Class A (d)	2.730%	11/01/55	3,535,722	2,969,214
US Bank NA, Series 2025-SUP2, Class B1 (d)	4.818%	09/25/32	3,800,000	3,795,292

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.1% (Continued)
US Bank NA, Series 2025-SUP2, Class D (1* SOFR30A + 220) (b)(d)	6.586%	09/25/32	$2,700,000	$2,702,725
				62,100,220
Agency CMBS - 2.7%
FARM Mortgage Trust, Series 2021-1, Class A (d)	2.180%	01/25/51	21,021,010	17,116,105
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (d)	2.540%	07/25/51	17,912,326	14,637,129
Farmer Mac Agricultural Real Estate, Series 2023-1, Class A (d)	2.631%	01/25/52	9,220,752	7,688,392
Farmer Mac Agricultural Real Estate, Series 2025-1, Class A (d)	5.220%	08/01/55	6,325,399	6,197,815
FNMA, Pool #AN3598	2.550%	12/01/28	245,737	235,523
FNMA, Pool #BL4548	2.430%	10/01/29	175,056	164,870
FNMA, Pool #BL9861	1.640%	12/01/30	2,085,000	1,833,718
FNMA, Pool #BS0602	1.590%	01/01/31	12,186,000	10,720,789
FNMA, Pool #BS0038	1.650%	01/01/31	1,976,565	1,731,142
FNMA, Pool #BS0915	1.620%	03/01/31	3,200,000	2,768,033
FNMA, Pool #AN6149	3.140%	07/01/32	750,000	700,615
FNMA, Pool #AN7612	3.280%	12/01/32	239,471	224,914
FNMA, Pool #FN0035	3.290%	12/01/32	5,508,621	5,146,929
FNMA, Pool #BS3369	2.310%	10/01/41	7,768,000	5,494,614
FNMA, Pool #BS3542	2.415%	10/01/41	2,850,000	2,011,011
FNMA, Pool #AM5015	4.940%	12/01/43	692,417	700,906
FRESB Multifamily Mortgage Pass-Through Trust, Series 2018-SB57, Class A-10F	3.710%	07/25/28	2,099,520	2,067,374
				79,439,879
Agency MBS CMO - 20.6%
FHLMC, Series 306, Class F3, Pool #S2-0432 (1* SOFR + 30) (b)	4.787%	05/15/28	11,957	11,946
FHLMC, Series 4847, Class CV	3.500%	02/15/30	241,836	239,497
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	151,117	151,460
FHLMC, Series 4265, Class FD (1* SOFR + 40)	4.887%	01/15/35	151,926	150,858
FHLMC, Series 5519, Class GV	5.750%	12/25/35	12,101,317	12,511,622

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 20.6% (Continued)
FHLMC, Series 4613, Class AF (1* SOFR + 110) (b)	5.587%	11/15/37	$232,153	$231,991
FHLMC, Series 3605, Class PB	4.500%	11/15/39	42,475	42,637
FHLMC, Series 3617, Class PC	4.500%	12/15/39	55,171	55,298
FHLMC, Series 3740, Class FC (1* SOFR + 50) (b)	4.987%	10/15/40	56,663	56,127
FHLMC, Series 3759, Class ME	4.000%	11/15/40	513,073	489,948
FHLMC, Series 3811, Class TA	5.000%	02/15/41	206,785	211,582
FHLMC, Series 5115, Class AZ	2.000%	06/25/41	11,340,853	7,784,663
FHLMC, Series 3895, Class BF (1* SOFR + 50) (b)	4.987%	07/15/41	44,317	44,017
FHLMC, Series 3923, Class CZ	5.000%	09/15/41	350,723	354,887
FHLMC, Series 3959, Class PZ	4.500%	11/15/41	3,763,864	3,736,410
FHLMC, Series 4136, Class LZ	3.000%	06/15/42	4,091,305	3,764,781
FHLMC, Series 4074, Class JY	2.500%	07/15/42	699,000	630,531
FHLMC, Series 4116, Class YC	2.500%	10/15/42	1,412,000	1,087,924
FHLMC, Series 4180, Class BU	2.500%	10/15/42	2,490,985	2,185,935
FHLMC, Series 4120, Class ZA	3.000%	10/15/42	6,513,602	6,007,182
FHLMC, Series 5149, Class CA	2.000%	01/15/43	1,049,335	750,825
FHLMC, Series 4153, Class YZ	3.000%	01/15/43	4,333,001	3,901,652
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	17,346,795	14,655,568
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	182,689	147,722
FHLMC, Series 4183, Class NQ	3.000%	03/15/43	2,920,000	2,689,614
FHLMC, Series 4210, Class Z	3.000%	05/15/43	1,648,422	1,383,129
FHLMC, Series 4204, Class QZ	3.000%	05/15/43	721,596	535,682
FHLMC, Series 4312, Class ZB	3.500%	08/15/43	10,102,718	9,335,498
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	883,262	853,792
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	225,714
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	876,348
FHLMC, Series 4448, Class GZ	2.500%	03/15/45	2,928,498	2,388,036
FHLMC, Series 4473, Class Z	3.000%	05/15/45	436,127	361,929
FHLMC, Series 4531, Class PZ	3.500%	11/15/45	1,206,783	1,124,339
FHLMC, Series 4623, Class BZ	3.500%	10/15/46	3,286,424	3,078,170
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,476,000	1,375,121
FHLMC, Series 4857, Class H	4.000%	11/15/46	8,976	8,953

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 20.6% (Continued)
FHLMC, Series 4710, Class GZ	3.000%	01/15/47	$4,713,969	$3,986,119
FHLMC, Series 5099, Class CM	2.000%	07/25/47	3,750,000	2,544,099
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	385,750
FHLMC, Series 4738, Class LZ	3.000%	12/15/47	3,732,587	3,250,866
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	1,625,115	1,491,972
FHLMC, Series 4745, Class EZ	3.000%	01/15/48	8,613,351	7,540,729
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	1,311,085	1,196,633
FHLMC, Series 4768, Class ZH	3.000%	03/15/48	1,285,888	1,136,809
FHLMC, Series 4776, Class CZ	4.000%	04/15/48	9,141,639	8,681,252
FHLMC, Series 5510, Class HB	1.500%	07/25/48	6,749,677	4,253,917
FHLMC, Series 5526, Class DB	1.500%	07/25/48	3,595,220	2,252,345
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	477,877
FHLMC, Series 4892, Class PZ	3.000%	07/15/49	1,450,729	962,742
FHLMC, Series 4908, Class AB	3.000%	07/25/49	6,766,850	6,035,527
FHLMC, Series 366, Class 200	2.000%	08/15/49	2,502,106	2,163,723
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	779,317
FHLMC, Series 4929, Class HP	3.000%	11/25/49	6,340,682	5,434,715
FHLMC, Series 5159, Class WZ, Pool #5159	2.000%	01/25/50	694,267	416,595
FHLMC, Series 5037, Class PA	1.000%	03/25/50	4,492,177	3,472,832
FHLMC, Series 5103, Class LH	1.500%	03/25/50	1,924,391	1,594,376
FHLMC, Series 5057, Class DN	2.000%	03/25/50	822,314	669,572
FHLMC, Series 4968, Class NP	6.500%	04/25/50	1,313,065	1,392,972
FHLMC, Series 5129, Class DM	1.000%	08/25/50	1,210,634	923,635
FHLMC, Series 5017, Class CB	1.500%	09/25/50	1,084,906	827,888
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	143,540
FHLMC, Series 5038, Class QP	0.750%	10/25/50	8,138,392	5,925,226
FHLMC, Series 5038, Class PJ	0.750%	10/25/50	5,240,599	3,828,043
FHLMC, Series 5019, Class PL	1.000%	10/25/50	2,083,197	1,601,092
FHLMC, Series 5028, Class PW	1.500%	10/25/50	684,000	406,670
FHLMC, Series 5039, Class JL	1.250%	11/25/50	1,241,688	954,219
FHLMC, Series 5223, Class MZ	4.500%	12/25/50	3,745,921	3,305,669
FHLMC, Series 5085, Class TY	1.000%	01/25/51	1,263,612	736,037
FHLMC, Series 5072, Class ME	1.000%	01/25/51	770,835	598,565
FHLMC, Series 5072, Class DG	1.000%	02/25/51	679,516	538,296
FHLMC, Series 5146, Class ZW	2.000%	07/25/51	1,707,822	849,486

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 20.6% (Continued)
FHLMC, Series 5202, Class DZ	3.000%	07/25/51	$2,773,821	$1,659,391
FHLMC, Series 5155, Class MG	1.500%	10/25/51	880,517	740,373
FHLMC, Series 5159, Class PL	1.250%	11/25/51	1,256,071	1,044,556
FHLMC, Series 5173, Class BZ	2.500%	12/25/51	1,100,466	650,539
FHLMC, Series 4377, Class KZ	3.500%	02/15/52	918,403	825,487
FHLMC, Series 5210, Class BZ	3.000%	02/25/52	9,064,220	6,242,162
FHLMC, Series 5189, Class ZP	3.000%	02/25/52	1,069,248	865,584
FHLMC, Series 5232, Class HL	4.000%	06/25/52	4,120,792	3,577,203
FHLMC, Series 5249, Class PL	4.000%	08/25/52	2,904,186	2,553,752
FHLMC, Series 4395, Class JZ	3.000%	12/15/52	3,315,922	2,764,962
FHLMC, Series 5297, Class DB	5.000%	03/25/53	1,239,531	1,152,305
FHLMC, Series 5318, Class AZ	5.500%	06/25/53	5,150,711	5,063,798
FHLMC, Series 5332, Class CZ	6.000%	08/25/53	4,493,919	4,593,013
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	77,399	76,888
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	82,213	84,695
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	29,976	31,002
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	59,204	63,534
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	429,015	441,471
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	109,323	113,054
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	168,434	173,709
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (b)	5.121%	07/25/36	225,257	221,540
FNMA, Series 2006-71, Class ZH	6.000%	07/25/36	167,524	175,668
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	50,431	51,201
FNMA, Series 2007-95, Class A3 (1* SOFR + 25) (b)	5.468%	08/27/36	1,600,000	1,526,574
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (b)	4.851%	11/25/36	60,957	60,441
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	65,654	64,766
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	107,231	109,374
FNMA, Series 2009-103, Class MB (b)	6.565%	12/25/39	85,707	86,206
FNMA, Series 2010-118, Class DZ	4.750%	10/25/40	1,528,421	1,503,897
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	344,150	353,430
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	311,440
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	610,436	598,116

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 20.6% (Continued)
FNMA, Series 2012-40, Class GY	4.000%	04/25/42	$767,560	$743,158
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	228,002	218,385
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	1,251,000	1,134,425
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	683,221	612,403
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	82,665	75,859
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	446,783	466,123
FNMA, Series 2012-92, Class Z	3.500%	08/25/42	5,067,485	4,621,184
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	479,000	388,541
FNMA, Series 2012-99, Class BY	2.500%	09/25/42	2,712,354	2,326,924
FNMA, Series 2012-124, Class JA	1.500%	11/25/42	2,522,960	2,297,276
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	482,760	468,455
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	370,000	353,599
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	1,087,000	902,698
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	26,161	24,928
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	2,261,403	2,131,330
FNMA, Series 2013-84, Class B	4.000%	08/25/43	1,500,000	1,347,928
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	300,000	306,802
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	278,862
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	5,475,574	5,281,700
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	442,360	426,832
FNMA, Series 2015-24, Class ZA	3.000%	04/25/45	2,037,863	1,827,210
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	1,861,060
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	897,128	817,834
FNMA, Series 2016-80, Class CZ	3.000%	11/25/46	659,660	440,904
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	3,591,974	3,293,116
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	499,349	457,255
FNMA, Series 2022-4, Class QM	2.000%	03/25/48	1,602,020	1,056,327
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	171,266	157,143
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	600,000	544,338
FNMA, Series 2018-37, Class CL	4.000%	06/25/48	622,735	510,461
FNMA, Series 2018-69, Class PZ	3.500%	09/25/48	1,605,522	1,456,876
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	636,069	513,275
FNMA, Series 2018-71, Class PZ	4.000%	09/25/48	15,590,009	14,793,575
FNMA, Series 2018-77, Class BY	3.000%	10/25/48	2,276,278	2,037,891
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	142,809	129,037

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 20.6% (Continued)
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	$604,750	$553,323
FNMA, Series 2019-038, Class MT	3.000%	07/25/49	718,276	647,931
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	253,884
FNMA, Series 2019-42, Class DZ	2.750%	08/25/49	1,794,209	1,243,922
FNMA, Series 2019-60, Class DZ	2.500%	10/25/49	1,723,893	1,014,322
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	617,572	405,904
FNMA, Series 2020-22, Class CA	3.000%	10/25/49	1,277,572	1,165,757
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	93,667
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	1,478,873
FNMA, Series 2020-22, Class AY	2.000%	04/25/50	1,254,000	739,194
FNMA, Series 2020-42, Class BY	2.000%	06/25/50	935,000	579,641
FNMA, Series 2020-50, Class A	2.000%	07/25/50	6,243,613	5,258,070
FNMA, Series 2020-55, Class EY	2.000%	08/25/50	2,300,000	1,642,783
FNMA, Series 2020-81, Class MA	1.000%	10/25/50	3,477,367	2,724,529
FNMA, Series 2020-95, Class KY	1.500%	01/25/51	2,060,000	1,208,593
FNMA, Series 2021-34, Class KC	1.000%	03/25/51	403,489	217,858
FNMA, Series 2021-15, Class HD	1.000%	04/25/51	800,138	597,217
FNMA, Series 2021-25, Class JB	1.000%	05/25/51	1,355,832	1,044,984
FNMA, Series 2021-43, Class CJ	1.000%	07/25/51	2,970,516	2,218,269
FNMA, Series 2021-43, Class ME	1.500%	07/25/51	2,328,357	1,844,832
FNMA, Series 2021-66, Class NP	1.000%	10/25/51	3,383,040	2,517,181
FNMA, Series 2021-79, Class EL	1.500%	11/25/51	6,428,838	5,332,807
FNMA, Series 2021-73, Class ZD	2.000%	11/25/51	1,495,379	697,603
FNMA, Series 2022-1, Class GE	1.500%	02/25/52	3,312,737	2,870,209
FNMA, Series 2022-49, Class GZ	4.000%	08/25/52	5,174,664	4,547,722
FNMA, Series 2023-21, Class MY	5.000%	04/25/53	2,047,000	1,930,206
FNMA, Series 2023-67, Class LA	6.000%	01/25/54	8,560,967	8,799,238
FNMA, Series 2020-61, Class DB	1.250%	09/25/60	4,425,012	3,296,928
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	181,350	178,106
GNMA, Series 2018-091, Class VL	3.500%	10/20/29	836,455	814,257
GNMA, Series 2024-127, Class VC	5.500%	11/20/33	2,187,479	2,227,839
GNMA, Series 2023-004, Class BV	5.500%	12/20/33	1,002,765	1,023,783
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	634,637	637,844
GNMA, Series 2023-115, Class VL	6.000%	06/20/34	3,159,882	3,274,235
GNMA, Series 2023-167, Class VC	6.500%	08/20/34	8,742,558	8,983,856

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 20.6% (Continued)
GNMA, Series 2023-167, Class CV	6.500%	08/20/34	$6,908,573	$7,189,873
GNMA, Series 2024-24, Class NV	6.000%	12/20/34	2,065,408	2,069,407
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	142,823	143,833
GNMA, Series 2024-127, Class VQ	5.000%	08/20/35	6,012,122	6,076,745
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	157,224	156,482
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	88,717	89,378
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	56,069	57,037
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	27,150	27,125
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	443,238	362,408
GNMA, Series 2011-34, Class MB	4.000%	03/20/41	1,838,604	1,768,966
GNMA, Series 2018-124, Class Z	4.000%	03/20/41	4,076,937	3,791,751
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	932,000	696,350
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	252,574
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	326,331	302,796
GNMA, Series 2013-186, Class PY	2.000%	11/20/42	4,500,000	3,943,822
GNMA, Series 2012-145, Class PY	2.000%	12/20/42	1,900,000	1,587,316
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	169,000	133,978
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	789,000	646,167
GNMA, Series 2013-149, Class LZ	2.500%	10/20/43	2,983,473	2,558,566
GNMA, Series 2014-58, Class PE	4.000%	04/20/44	10,388,000	9,970,985
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	62,886	51,743
GNMA, Series 2015-76, Class MZ	3.000%	05/20/45	2,844,155	2,554,831
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,778	920,942
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	83,626	62,612
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,028,927	936,030
GNMA, Series 2016-77, Class GY	3.000%	06/20/46	1,110,000	1,008,353
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	500,000	431,851
GNMA, Series 2016-118, Class LB	3.000%	09/20/46	500,000	439,418
GNMA, Series 2016-116, Class AB	3.000%	09/20/46	1,388,167	1,190,174
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	468,331	358,883
GNMA, Series 2017-120, Class JZ	4.000%	08/20/47	723,800	611,988
GNMA, Series 2019-092, Class DB	2.250%	01/20/48	1,388,203	1,218,004
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	362,000	318,313
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	434,092	281,931
GNMA, Series 2018-024, Class DL	3.500%	02/20/48	1,623,391	1,488,797

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 20.6% (Continued)
GNMA, Series 2018-46, Class CZ	3.200%	03/20/48	$12,540,729	$11,063,664
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	1,162,000	1,124,796
GNMA, Series 2018-105, Class ZK	4.000%	08/20/48	530,769	469,974
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	526,033	473,955
GNMA, Series 2018-154, Class ZU	4.000%	11/20/48	566,222	473,223
GNMA, Series 2018-166, Class Z	4.000%	12/20/48	541,633	448,672
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	120,497	112,783
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	157,534	156,756
GNMA, Series 2019-042, Class AB	3.250%	04/20/49	6,086,078	5,469,820
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	435,613
GNMA, Series 2019-085, Class MC	2.500%	06/20/49	748,550	671,618
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	427,207
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	402,419
GNMA, Series 2021-66, Class YM	3.500%	09/20/49	1,578,489	1,389,533
GNMA, Series 2019-152, Class LC	3.500%	10/20/49	2,752,470	2,561,979
GNMA, Series 2020-015, Class EH	2.500%	02/20/50	1,526,803	1,289,709
GNMA, Series 2020-93, Class CP	2.900%	04/20/50	2,625,104	2,255,207
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	909,363	645,142
GNMA, Series 2020-065, Class YC	2.000%	05/20/50	1,088,304	884,898
GNMA, Series 2020-84, Class LB	1.250%	06/20/50	4,327,365	3,413,360
GNMA, Series 2021-58, Class NA	1.000%	07/20/50	468,360	363,221
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	1,243,278
GNMA, Series 2020-133, Class ZM	1.000%	09/20/50	505,598	181,881
GNMA, Series 2020-160, Class QD	1.000%	10/20/50	163,028	81,054
GNMA, Series 2020-165, Class BP	1.000%	11/20/50	430,904	363,861
GNMA, Series 2020-183, Class AE	1.250%	12/20/50	598,103	315,623
GNMA, Series 2021-089, Class JY	1.250%	03/20/51	1,524,647	887,987
GNMA, Series 2021-86, Class MB	1.000%	05/20/51	707,571	548,176
GNMA, Series 2021-081, Class KE	1.500%	05/20/51	4,136,177	2,351,922
GNMA, Series 2021-097, Class PA	1.000%	06/20/51	1,957,471	1,517,326
GNMA, Series 2021-096, Class JK	1.500%	06/20/51	2,529,678	1,570,557
GNMA, Series 2021-121, Class JW	1.500%	07/20/51	1,708,699	962,942
GNMA, Series 2021-149, Class ZB	3.000%	08/20/51	321,653	189,309
GNMA, Series 2022-69, Class BY	2.000%	10/20/51	1,000,000	781,185
GNMA, Series 2022-206, Class GZ	4.500%	10/20/51	1,185,804	1,053,695

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 20.6% (Continued)
GNMA, Series 2021-196, Class YZ	1.500%	11/20/51	$1,139,727	$530,386
GNMA, Series 2021-205, Class ZL	1.500%	11/20/51	4,747,556	2,167,268
GNMA, Series 2021-216, Class QM	1.500%	12/20/51	1,172,581	666,810
GNMA, Series 2021-216, Class Z	1.500%	12/20/51	5,987,656	3,421,411
GNMA, Series 2022-160, Class GZ	1.750%	01/20/52	14,917,027	8,984,333
GNMA, Series 2022-10, Class QJ	1.750%	01/20/52	1,253,095	739,954
GNMA, Series 2023-152, Class JL	6.000%	01/20/52	2,362,155	2,454,319
GNMA, Series 2022-84, Class AL	3.500%	05/20/52	2,812,353	2,448,435
GNMA, Series 2022-101, Class PL	4.500%	06/20/52	9,199,000	8,570,959
GNMA, Series 2022-205, Class CH	5.000%	06/20/52	3,242,719	3,217,095
GNMA, Series 2022-129, Class PL	4.000%	07/20/52	3,595,000	3,082,976
GNMA, Series 2022-125, Class JW	5.000%	07/20/52	2,000,000	1,883,015
GNMA, Series 2022-136, Class PB	4.000%	08/20/52	1,585,000	1,346,294
GNMA, Series 2022-160, Class QL	4.500%	09/20/52	5,500,000	5,196,496
GNMA, Series 2022-172, Class MZ	5.500%	10/20/52	2,187,423	2,196,173
GNMA, Series 2022-190, Class DZ	5.750%	11/20/52	2,300,101	2,340,671
GNMA, Series 2022-197, Class JB	6.000%	11/20/52	1,500,715	1,543,397
GNMA, Series 2022-205, Class CE	5.000%	12/20/52	2,180,598	2,095,143
GNMA, Series 2022-209, Class JW	5.500%	12/20/52	2,038,000	2,075,724
GNMA, Series 2023-13, Class JB	5.250%	01/20/53	505,050	453,951
GNMA, Series 2023-4, Class BZ	5.500%	01/20/53	1,764,765	1,660,035
GNMA, Series 2023-058, Class PZ	5.500%	01/20/53	6,542,560	6,486,736
GNMA, Series 2023-004, Class PB	5.500%	01/20/53	3,932,000	3,845,215
GNMA, Series 2023-070, Class BZ	6.000%	01/20/53	5,212,109	5,407,337
GNMA, Series 2023-35, Class DB	4.500%	02/20/53	1,233,954	1,156,173
GNMA, Series 2023-018, Class ZA	5.000%	02/20/53	1,863,992	1,731,023
GNMA, Series 2023-45, Class HZ	5.000%	03/20/53	3,399,134	3,150,077
GNMA, Series 2023-45, Class EZ	6.000%	03/20/53	2,109,402	2,205,754
GNMA, Series 2023-065, Class LZ	5.500%	05/20/53	1,331,500	1,278,839
GNMA, Series 2023-066, Class ZE	6.500%	05/20/53	3,267,609	3,466,455
GNMA, Series 2023-082, Class GZ	6.000%	06/20/53	2,687,713	2,756,672
GNMA, Series 2023-081, Class KB	6.500%	06/20/53	3,836,791	4,022,731
GNMA, Series 2023-096, Class CB	6.500%	07/20/53	1,843,572	1,943,495
GNMA, Series 2023-128, Class LZ	6.000%	08/20/53	7,179,815	7,465,026
GNMA, Series 2023-117, Class LZ	6.000%	08/20/53	7,730,208	8,070,954

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 20.6% (Continued)
GNMA, Series 2023-113, Class QC	6.000%	08/20/53	$6,188,700	$6,473,071
GNMA, Series 2023-152, Class MY	6.000%	10/20/53	1,592,333	1,654,464
GNMA, Series 2023-152, Class GX	6.000%	10/20/53	6,587,217	6,867,743
GNMA, Series 2023-148, Class CB	6.500%	10/20/53	4,188,291	4,409,458
GNMA, Series 2023-167, Class CZ	6.500%	11/20/53	8,867,637	9,540,907
GNMA, Series 2023-169, Class MB	6.500%	11/20/53	2,150,480	2,276,857
GNMA, Series 2023-171, Class BZ	6.500%	11/20/53	4,174,795	4,370,648
GNMA, Series 2023-165, Class AZ	7.000%	11/20/53	5,495,017	6,081,029
GNMA, Series 2024-28, Class GM	6.500%	02/20/54	4,864,697	5,084,754
GNMA, Series 2024-23, Class AZ	6.500%	02/20/54	8,741,732	9,188,960
GNMA, Series 2017-H18, Class EB (b)	4.811%	06/20/63	40,245	40,100
GNMA, Series 2023-152, Class TW	6.500%	10/20/63	10,605,596	11,183,731
GNMA, Series 2014-H14, Class FA (1* TSFR1M + 61) (b)	4.942%	07/20/64	97,983	98,001
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (b)	5.075%	05/20/66	82,894	83,494
GNMA, Series 2017-H16, Class DB (b)	4.506%	08/20/67	13,799	13,651
				606,059,679
Agency MBS CMO Derivatives - 0.5%
FHLMC, Series 3919, Class QS (IO) (-1* SOFR + 670) (b)	2.213%	08/15/30	495,160	19,428
FHLMC, Series 226, Class (PO), Pool #S0-3651	0.000%	02/01/34	67,211	57,875
FHLMC, Series 3102, Class TA (IO) (-7.5* SOFR30A + 64) (b)	7.500%	01/15/36	147,733	147,336
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	46,278	39,915
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (b)	2.113%	05/15/36	198,870	22,432
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	62,830	53,746
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	181,392	155,534
FHLMC, Series 3852, Class NT (IO) (-1* SOFR30A + 611) (b)	1.513%	05/15/41	1,448,365	1,246,819
FHLMC, Series 4422, Class DO (PO)	0.000%	10/15/41	627,202	492,509
FHLMC, Series 4074, Class SJ (IO) (-1* SOFR + 662) (b)	2.133%	07/15/42	555,446	70,414
FHLMC, Class (PO), Pool #S0-6050	0.000%	08/15/42	113,213	88,175

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 0.5% (Continued)
FHLMC, Class (PO), Pool #S0-6829	0.000%	09/15/43	$208,541	$161,787
FHLMC, Series 322, Class (PO), Pool #S0-7033 (-1.6* SOFR30A + 955) (b)	2.262%	12/15/43	1,074,806	997,952
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	27,274	415
FNMA, Series 2004-91, Class SP (IO) (-2.4* SOFR + 1680) (b)	6.071%	10/25/31	83,976	90,121
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	178,634	162,541
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	638,399	43,716
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	285,062	13,110
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	278,758	13,499
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	302,583	39,625
FNMA, Series 2005-52, Class JH (IO) (-1* SOFR + 660) (b)	2.137%	05/25/35	152,046	7,262
FNMA, Class (IO) (b)	5.000%	06/25/35	371,103	49,888
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	202,019	13,064
FNMA, Class (IO)	5.000%	02/25/36	257,398	31,334
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	11,150	10,142
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	448,136	78,288
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (b)	2.079%	05/25/40	33,673	3,407
FNMA, Series 409, Class C1 (IO)	4.000%	04/01/42	684,474	123,369
FNMA, Series 2012-99, Class QS (IO) (-1* SOFR + 660) (b)	2.137%	09/25/42	1,302,338	189,254
FNMA, Series 2012-128, Class WS (IO) (-1* SOFR + 400) (b)	0.000%	11/25/42	1,065,507	718,349
FNMA, Series 2012-128, Class SH (IO) (-1* SOFR + 400) (b)	0.000%	11/25/42	4,502,962	3,175,411
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	11,453	4,786
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	397,272	10,776
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	431,546	21,072
GNMA, Series 2011-139, Class LS (IO) (-1* TSFR1M + 511) (b)	0.532%	03/16/38	1,704,118	87,431
GNMA, Series 2013-147, Class SD (IO) (-1* TSFR1M + 676) (b)	2.195%	12/20/39	987,091	122,495

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 0.5% (Continued)
GNMA, Series 2011-21, Class SA (IO) (-1* TSFR1M + 611) (b)	1.739%	02/16/41	$1,134,478	$115,383
GNMA, Series 2013-113, Class QS (IO) (-1* TSFR1M + 631) (b)	1.745%	02/20/42	176,971	14,260
GNMA, Series 2013-82, Class NS (IO) (-1* TSFR1M + 411) (b)	0.000%	05/20/43	1,294,967	706,780
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	402,734	18,879
GNMA, Series 2016-32, Class MS (IO) (-1* TSFR1M + 616) (b)	1.595%	03/20/46	1,336,830	161,137
GNMA, Series 2019-098, Class BI (IO)	3.000%	06/20/49	847,484	206,015
GNMA, Series 2022-200, Class SC (IO) (-3.67* SOFR30A + 23) (b)	6.618%	11/20/52	4,531,369	5,010,159
				14,795,890
Agency MBS Passthrough - 8.4%
FHLMC, Pool #U5-9010	4.000%	11/01/34	180,525	179,018
FHLMC, Pool #G6-1909	4.500%	12/01/37	212,011	212,251
FHLMC, Pool #G0-6085	6.500%	09/01/38	28,311	29,804
FHLMC, Pool #RB-5090	2.000%	12/01/40	13,662,911	11,836,956
FHLMC, Pool #2B-7995	2.523%	10/01/50	3,503,141	3,268,842
FHLMC, Pool #RE-6080	1.500%	11/01/50	4,353,613	3,263,460
FHLMC, Pool #RE-0015	3.000%	11/01/50	5,121,143	4,588,978
FHLMC, Pool #RE-6085	1.500%	02/01/51	761,011	570,449
FHLMC, Pool #RE-6093	1.500%	04/01/51	1,174,137	880,130
FHLMC, Series 4839, Class AL	4.000%	04/15/51	2,326,401	1,998,646
FHLMC, Pool #8C-0205	1.854%	02/01/52	3,339,016	3,120,153
FHLMC, Pool #QH-7551	6.000%	12/01/53	4,829,202	4,963,614
FNMA, Pool #252409	6.500%	03/01/29	21,329	21,684
FNMA, Pool #AS7287	3.500%	06/01/31	157,285	155,540
FNMA, Pool #AL3200	3.500%	02/01/33	153,495	149,219
FNMA, Pool #AT7120	3.500%	06/01/33	232,558	227,482
FNMA, Pool #AL5166	3.000%	11/01/33	1,085,647	1,041,180
FNMA, Pool #AL6685	4.000%	01/01/35	438,196	432,186
FNMA, Pool #MA2198	3.500%	03/01/35	172,319	167,544
FNMA, Pool #MA3050	4.500%	06/01/37	282,842	285,491
FNMA, Pool #FS7218	1.500%	02/01/42	2,808,368	2,367,437

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough - 8.4% (Continued)
FNMA, Pool #BM7598	3.000%	02/01/43	$5,221,616	$4,796,396
FNMA, Pool #AS4073	4.000%	12/01/44	140,616	135,440
FNMA, Pool #AS5236	4.000%	05/01/45	878,144	844,911
FNMA, Pool #MA2778	3.500%	10/01/46	75,011	69,224
FNMA, Series 2017-10, Class LZ	3.000%	03/25/47	4,300,143	3,791,841
FNMA, Pool #BM6504	3.500%	01/01/48	8,813,966	8,188,544
FNMA, Pool #BM6530	3.000%	10/01/48	264,019	239,025
FNMA, Pool #BM6732	4.000%	11/01/48	13,131,414	12,781,374
FNMA, Pool #CA6940	2.247%	09/01/50	2,243,251	2,084,775
FNMA, Pool #BP7449	2.041%	10/01/50	735,658	710,654
FNMA, Pool #BM6452	2.114%	10/01/50	2,791,089	2,576,950
FNMA, Pool #BQ5239	2.222%	10/01/50	1,453,503	1,409,176
FNMA, Pool #MA4199	1.500%	11/01/50	735,630	551,430
FNMA, Pool #CA8249	1.500%	12/01/50	7,112,734	5,491,113
FNMA, Pool #BK8466	2.241%	12/01/50	1,016,653	940,178
FNMA, Pool #CA9112	1.500%	02/01/51	14,944,040	11,202,117
FNMA, Pool #MA4294	1.500%	03/01/51	2,719,150	2,038,292
FNMA, Pool #BR9977	1.782%	06/01/51	2,315,114	2,093,758
FNMA, Pool #DA1521	6.000%	10/01/53	7,683,195	7,897,032
FNMA, Pool #FS9979	6.000%	09/01/54	24,213,630	24,933,578
FNMA, Pool #DC6991	5.000%	12/01/54	30,695,926	30,500,880
FNMA, Pool #DC6393	6.000%	04/01/55	14,493,539	14,941,153
GNMA, Pool #MA5738M	4.000%	02/20/34	115,452	115,477
GNMA, Pool #MA7385M	2.000%	06/20/36	1,274,841	1,124,299
GNMA, Pool #784279	5.500%	11/15/38	200,394	205,901
GNMA, Pool #711522X	4.500%	07/15/40	189,567	191,743
GNMA, Pool #784991	3.000%	04/20/46	3,254,850	2,893,299
GNMA, Pool #78541	4.500%	06/15/46	76,338	76,272
GNMA, Pool #784792	4.500%	08/20/49	358,805	337,936
GNMA, Pool #MA7248	3.000%	03/20/51	1,003,589	878,954
GNMA, Pool #CI6717	3.000%	10/20/51	1,768,054	1,579,058
GNMA, Pool #MA7929M	3.500%	03/20/52	6,183,848	5,548,949
GNMA, Pool #787258	3.500%	08/20/52	8,751,104	7,873,898
GNMA, Pool #CM7497C	5.000%	08/20/52	4,308,912	4,287,823
GNMA, Pool #CX4361C	8.000%	11/20/53	333,884	350,926

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough - 8.4% (Continued)
GNMA, Pool #MA9367	8.000%	12/20/53	$3,846,793	$4,023,924
GNMA, Pool #MA9428M	8.000%	01/20/54	1,343,648	1,388,782
GNMA, Pool #CR2128	3.000%	04/20/55	806,264	707,050
GNMA, Pool #CN5057	4.500%	07/20/62	1,703,459	1,635,606
GNMA, Pool #CN5236C	4.000%	08/20/62	3,725,320	3,455,537
GNMA, Pool #CN5237	4.500%	08/20/62	1,541,771	1,480,354
GNMA, Pool #CP5023C	6.000%	08/20/62	1,769,482	1,792,204
GNMA, Pool #CQ3549	3.000%	10/20/62	220,234	193,117
GNMA, Pool #CS5780	3.000%	02/20/63	324,677	284,702
GNMA, Pool #DJ1126	7.000%	04/20/65	27,377,852	28,078,209
				246,481,925
ARM - 0.0% (c)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (b)	5.683%	12/25/33	3,705	3,646

Auto Loan - 2.8%
ACM Auto Trust, Series 2024-2A, Class A (d)	6.060%	02/20/29	316,831	316,635
ACM Auto Trust, Series 2025-3A, Class A (d)	5.010%	01/22/30	4,765,475	4,747,813
ACM Auto Trust, Series 2024-1A, Class B (d)	11.400%	01/21/31	1,466,881	1,480,928
ACM Auto Trust, Series 2024-2A, Class B (d)	9.210%	08/20/31	600,000	603,496
ACM Auto Trust, Series 2025-1A, Class B (d)	7.870%	11/20/31	3,000,000	3,004,051
ACM Auto Trust, Series 2025-2A, Class B (d)	7.250%	02/20/32	1,200,000	1,182,197
ACM Auto Trust, Series 2025-3A, Class B (d)	6.080%	07/20/32	2,600,000	2,529,259
AgoraCapital Auto Securities Trust, Series 2025-1A, Class A (d)	6.400%	11/25/32	4,810,341	4,823,505
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (d)	9.840%	03/15/29	2,700,000	2,826,372
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B (d)	6.870%	06/17/30	2,000,000	2,052,092
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B (d)	5.110%	11/15/31	5,640,000	5,655,141
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D (d)	5.820%	01/15/32	2,975,000	2,982,289
Exeter Automobile Receivables Trust, Series 2021-2, Class D	1.400%	04/15/27	2,835,724	2,808,529

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 2.8% (Continued)
FHF Trust, Series 2021-2A, Class B (d)	1.630%	09/15/27	$3,945,635	$3,939,979
FinBe USA Trust, Series 2025-1A, Class B (d)	6.600%	12/16/30	3,400,000	3,401,531
First Help Financial, LLC, Series 2023-2, Class D (d)	9.503%	10/15/30	1,750,000	1,856,401
Hertz Vehicle Financing, LLC, Series 2024-2A, Class C (d)	7.650%	01/27/31	5,000,000	5,152,394
Huntington National Bank (The), Series 2025-2, Class B1 (d)	4.835%	09/20/33	5,621,384	5,635,136
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (d)	8.200%	05/20/36	4,000,000	4,062,626
Research-Driven Pagaya Motor Asset Trust I, Series 2024-1A, Class B (d)	7.960%	06/25/32	5,348,702	5,408,211
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class C (d)	6.675%	06/27/33	9,800,000	9,906,180
Tricolor Auto Securitization Trust, Series 2024-1A, Class B (d)(e)(f)	6.530%	12/15/27	4,000,000	4,000,000
Tricolor Auto Securitization Trust, Series 2024-3A, Class B (d)(e)(f)	5.360%	09/15/28	1,625,000	1,592,500
Tricolor Auto Securitization Trust, Series 2024-3A, Class C (d)(e)(f)	5.730%	12/15/28	1,920,000	1,854,720
US Bank NA, Series 2023-1, Class B (d)	6.789%	08/25/32	336,493	340,408
				82,162,393
CRE/CLO - 1.4%
Acre Commercial Mortgage Trust, Series 2021-FL4, Class C (d)	6.500%	12/18/37	1,850,000	1,819,009
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (b)(d)	7.350%	12/18/37	1,000,000	980,622
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (b)(d)	7.850%	12/18/37	675,000	658,222
Arbor Realty Collateralized Loan Obligation Ltd., Series 2021-FL3, Class AS (1* TSFR1M + 151) (b)(d)	5.665%	08/15/34	2,557,000	2,556,189
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class B (1* TSFR1M + 319) (b)(d)	7.527%	01/18/41	2,500,000	2,498,763

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 1.4% (Continued)
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C (1* TSFR1M + 369) (b)(d)	8.027%	01/18/41	$4,000,000	$3,998,012
Arbor Realty Commerical Real Estate Notes, Series 2025-FL1, Class C (1* TSFR1M + 269) (b)(d)	7.033%	08/20/42	2,400,000	2,398,613
AREIT CRE Trust, Series 2022-CRE7, Class C (1* SOFR + 384) (b)(d)	7.986%	06/17/39	900,000	900,589
BXMT Ltd., Series 2020-FL3, Class A (1* TSFR1M + 151) (b)(d)	6.378%	11/15/37	2,972,213	2,973,051
BXMT Ltd., Series 2020-FL3, Class D (1* TSFR1M + 291) (b)(d)	7.778%	11/15/37	1,500,000	1,450,052
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (b)(d)	6.128%	02/15/38	2,240,000	2,228,860
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (b)(d)	6.678%	02/15/38	3,134,000	3,066,036
BXMT Ltd., Series 2021-FL4, Class C (1* TSFR1M + 186) (b)(d)	6.228%	05/15/38	1,600,000	1,551,429
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (b)(d)	6.728%	05/15/38	2,250,000	2,157,759
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class AS (1* TSFR1M + 156) (b)(d)	5.700%	07/16/36	4,431,000	4,427,703
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class B (1* TSFR1M + 374) (b)(d)	7.869%	09/17/37	3,000,000	3,001,398
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (b)(d)	9.863%	09/17/37	750,000	753,600
PFP III, Series 2024-11, Class D (1* TSFR1M + 409) (b)(d)	8.305%	09/17/39	2,500,000	2,465,525
				39,885,432
Credit Cards - 0.4%
Genesis Sales Finance Master Trust, Series 2024-B, Class D (b)(d)	7.040%	12/20/32	5,000,000	5,039,809

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 0.4% (Continued)
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B (d)	7.430%	07/20/29	$5,000,000	$5,057,741
Mission Lane Credit Card Master Trust, Series 2024-A, Class C (d)	7.320%	08/15/29	3,000,000	3,026,094
				13,123,644
Equipment - 0.8%
Blue Bridge Funding, Inc., Series 2023-1, Class A (d)	7.370%	11/15/30	626,877	632,749
CLI Funding VI, LLC, Series 2020-1, Class B (d)	3.620%	09/18/45	321,524	305,598
CPF IV, LLC, Series 2023-2, Class A (d)	7.480%	03/15/32	943,133	951,681
CPF IV, LLC, Series 2023-2, Class C (d)	7.560%	03/15/32	2,000,000	1,988,497
Dext ABS, Series 2023-2, Class D (d)	8.300%	05/15/34	1,500,000	1,597,500
MMP Capital, LLC, Series 2025-A, Class A (d)	5.360%	12/15/31	8,423,722	8,487,448
NMEF Funding, LLC, Series 2022-B, Class C (d)	8.540%	06/15/29	4,500,000	4,616,181
NMEF Funding, LLC, Series 2023-A, Class C (d)	8.040%	06/17/30	3,500,000	3,658,547
Stellar Jay Ireland DAC, Series 2021-1, Class B (d)	5.926%	10/15/41	333,773	334,467
				22,572,668
HECM - 4.0%
Boston Lending Trust, Series 2022-1, Class M2 (d)	2.750%	02/25/62	552,643	510,129
Brean Asset Backed Securities Trust, Series 2022-RM4, Class M1 (d)	3.000%	07/25/62	1,101,086	948,626
Brean Asset Backed Securities Trust, Series 2022-RM5, Class M2 (d)	4.500%	09/25/62	2,970,598	2,658,947
Brean Asset Backed Securities Trust, Series 2022-RM5, Class M1 (d)	4.500%	09/25/62	2,627,837	2,445,313
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A (d)	4.500%	09/25/62	4,393,594	4,309,473
Brean Asset Backed Securities Trust, Series 2023-RM6, Class M2 (d)	5.250%	01/25/63	3,094,873	2,944,957
Brean Asset Backed Securities Trust, Series 2023-RM6, Class M1 (d)	5.250%	01/25/63	3,094,873	3,011,746
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M3 (d)	4.000%	09/25/63	3,085,932	2,771,909

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 4.0% (Continued)
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M1 (d)	4.000%	09/25/63	$3,248,349	$3,167,519
Brean Asset Backed Securities Trust, Series 2024-RM9, Class A1 (d)	5.000%	09/25/64	3,154,539	3,133,230
Brean Asset Backed Securities Trust, Series 2025-RM10, Class A2 (d)	5.000%	01/25/65	6,800,000	6,610,188
Brean Asset Backed Securities Trust, Series 2025-RM12, Class A2 (d)	4.500%	07/25/65	6,675,000	6,295,332
Brean Asset Backed Securities Trust, Series 2025-RM12, Class M3 (d)	4.500%	07/25/65	2,315,839	1,865,687
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M1 (d)	4.500%	03/25/78	3,249,380	3,028,991
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A2 (d)	4.500%	03/25/78	6,039,000	5,844,708
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A1 (d)	4.500%	03/25/78	7,792,428	7,672,306
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M3 (b)(d)	3.000%	05/25/34	2,000,000	1,895,322
Cascade Funding Mortgage Trust, Series 2024-2, Class M3 (b)(d)	3.000%	06/25/34	4,000,000	3,804,441
Cascade Funding Mortgage Trust, Series 2024-2, Class M2 (d)	3.000%	06/25/34	2,000,000	1,916,955
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3 (b)(d)	4.000%	08/25/34	5,500,000	5,298,203
Ocwen Loan Investment Trust, Series 2023-HB1, Class M2 (d)	3.000%	06/25/36	3,000,000	2,947,452
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (d)	3.000%	06/25/36	4,000,000	3,912,658
Ocwen Loan Investment Trust, Series 2024-HB1, Class M2 (d)	3.000%	02/25/37	1,500,000	1,448,155
Ocwen Loan Investment Trust, Series 2024-HB1, Class M3 (d)	3.000%	02/25/37	3,500,000	3,343,145
Onity Loan Investment Trust, Series 2024-HB2, Class M3 (d)	5.000%	08/25/37	2,500,000	2,440,824

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 4.0% (Continued)
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (d)	3.690%	11/25/31	$1,550,000	$1,478,185
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (d)	4.704%	11/25/31	5,000,000	4,750,495
RMF Buyout Issuance Trust, Series 2020-HB1, Class AI (b)(d)	1.719%	10/25/50	1,674,732	1,575,378
RMF Buyout Issuance Trust, Series 2020-HB1, Class AB (d)	1.744%	10/25/50	3,038,721	2,840,475
RMF Buyout Issuance Trust, Series 2020-HB1, Class M1 (d)	2.619%	10/25/50	1,500,000	1,290,430
RMF Proprietary Issuance Trust, Series 2021-2, Class A (d)	2.125%	09/25/61	4,086,881	3,802,185
RMF Proprietary Issuance Trust, Series 2022-1, Class A (d)	3.000%	01/25/62	1,970,741	1,879,128
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (d)	3.750%	06/25/62	1,100,000	978,459
RMF Proprietary Issuance Trust, Series 2022-3, Class A (d)	4.000%	08/25/62	4,890,345	4,771,118
RMF Proprietary Issuance Trust, Series 2022-3, Class M1 (d)	4.000%	08/25/62	5,000,000	4,659,908
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (d)	4.000%	08/25/62	2,500,000	2,219,986
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (d)	3.000%	01/25/62	1,400,000	1,298,219
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (d)	3.000%	01/25/62	1,000,000	907,450
				116,677,632
Hospitality - 0.5%
BHMS Commerical Mortgage Trust, Series 2025-ATLS, Class B (1* TSFR1M + 255) (b)(d)	6.700%	08/15/42	3,500,000	3,502,188
BHMS Commerical Mortgage Trust, Series 2025-ATLS, Class C (1* TSFR1M + 330) (b)(d)	7.450%	08/15/42	5,850,000	5,853,656

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality - 0.5% (Continued)
INTOWN Mortgage Trust, Series 2025-STAY, Class D (1* TSFR1M + 285) (b)(d)	7.000%	03/15/42	$3,150,000	$3,146,063
MCR Mortgage Trust, Series 2024-TWA, Class D (d)	7.402%	06/12/39	3,500,000	3,549,459
				16,051,366
Industrial - 0.7%
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D (1* TSFR1M + 259) (b)(d)	6.742%	03/15/30	5,750,000	5,742,813
BX Trust, Series 2025-VLT7, Class D (1* TSFR1M + 325) (b)(d)	7.400%	07/15/27	7,500,000	7,556,250
BX Trust, Series 2025-BCAT, Class D (1* TSFR1M + 265) (b)(d)	7.000%	08/15/42	3,449,825	3,459,409
DK Trust, Series 2025-LXP, Class C (d)	6.592%	08/15/37	3,150,000	3,152,953
DK Trust, Series 2025-LXP, Class D (d)	7.241%	08/15/37	1,650,000	1,652,063
				21,563,488
Laboratory - 1.6%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (d)	7.970%	08/13/41	4,400,000	4,378,167
Commercial Mortgage Trust, Series 2020-CX, Class A (d)	2.173%	11/10/46	11,815,000	10,191,416
Commercial Mortgage Trust, Series 2020-CX, Class B (d)	2.446%	11/10/46	7,260,000	6,175,738
Life Financial Services Trust, Series 2021-BMR, Class D (1* TSFR1M + 151) (b)(d)	5.664%	03/15/38	4,550,000	4,521,563
Life Financial Services Trust, Series 2021-BMR, Class E (1* TSFR1M + 186) (b)(d)	6.014%	03/15/38	1,064,700	1,055,384
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (b)(d)	5.445%	05/15/39	10,250,000	9,968,125
Life Financial Services Trust, Series 2022-BMR2, Class B (1* TSFR1M + 179) (b)(d)	5.944%	05/15/39	3,000,000	2,812,289
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A (d)	2.130%	10/10/42	9,060,000	7,742,920
				46,845,602

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Manufactured Housing - 0.0% (c)
Cascade Manufactured Housing Asset Trust, Series 2019-MH1, Class M (b)(d)	5.985%	11/25/44	$100,000	$96,789

Multifamily - 1.4%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (b)(d)	7.239%	08/15/39	7,770,420	7,789,804
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* SOFR + 205) (b)(d)	6.519%	10/25/25	491,756	491,061
FREMF Mortgage Trust, Series 2019-KF58, Class B (1* SOFR30A + 226) (b)(d)	6.619%	01/25/26	1,688,582	1,679,298
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (b)(d)	6.619%	01/25/28	236,208	228,597
FREMF Mortgage Trust, Series 2018-KF46, Class B (1* SOFR30A + 206) (b)(d)	6.419%	03/25/28	137,837	132,955
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (b)(d)	6.519%	06/25/28	1,438,424	1,366,472
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (b)(d)	6.369%	07/25/28	338,254	325,221
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (b)(d)	6.719%	01/25/29	1,054,297	1,007,723
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (b)(d)	6.719%	08/25/29	172,191	163,587
Multifamily Connecticut Avenue, Series 2024-01, Class M7 (1* SOFR30A + 275) (b)(d)	7.106%	07/25/54	5,893,378	5,970,037
Multifamily Connecticut Avenue, Series 2025-01, Class M1 (1* SOFR30A + 240) (b)(d)	6.756%	05/25/55	4,598,690	4,616,560
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (b)(d)	6.798%	10/25/44	3,213,796	3,236,898
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-1 (1* SOFR30A + 205) (b)(d)	6.405%	02/25/45	3,030,833	3,005,867
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-2 (1* SOFR30A + 285) (b)(d)	7.205%	02/25/45	1,550,000	1,546,688

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 1.4% (Continued)
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (b)(d)	6.356%	01/25/51	$684,696	$682,820
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class M-1 (1* SOFR + 230) (b)(d)	6.656%	11/25/51	4,830,206	4,838,543
MultiFamily Structured Credit Risk Notes, Series 2022-MN4, Class M-1 (1* SOFR + 425) (b)(d)	8.598%	05/25/52	2,771,251	2,842,021
				39,924,152
Non-Agency MBS 2.0 - 0.6%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (b)	5.906%	02/25/50	569,001	537,402
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (b)(d)	5.656%	03/25/51	524,255	523,236
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (b)(d)	6.156%	03/25/51	1,450,842	1,429,992
Redwood Funding Trust, Series 2025-RR1, Class A1 (d)	6.767%	06/27/28	5,846,976	5,860,436
Redwood Funding Trust, Series 2025-2, Class A (d)	7.112%	05/27/55	1,717,066	1,724,877
REMIC Funding Trust, Series 2024-2, Class A1 (d)	7.112%	09/27/28	4,949,145	4,945,462
REMIC Funding Trust, Series 2024-2, Class A2 (d)	8.806%	09/27/28	1,960,057	1,958,664
				16,980,069
Non-Performing Loan - 0.2%
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1 (d)	7.774%	05/25/30	4,808,372	4,843,059

Office - 1.7%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (d)	2.627%	01/15/32	2,350,000	2,075,676
Banc of America Merrill Lynch Commercial Mortgage, Series 2016-SS1, Class A (d)	3.665%	12/15/35	5,950,000	5,604,147

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Office - 1.7% (Continued)
Banc of America Merrill Lynch Commericial Mortgage, Series 2020-BOC, Class B (d)	2.829%	01/15/32	$4,500,000	$3,749,997
COLEM Mortgage Trust, Series 2022-HLNE, Class B (d)	2.461%	04/12/42	3,000,000	2,661,318
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (d)	5.414%	10/15/43	3,500,000	3,400,469
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (b)(d)	5.964%	10/15/43	13,300,000	12,622,531
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B (1* TSFR1M + 169) (b)(d)	5.842%	02/15/42	3,000,000	2,997,456
NYC Commerical Mortgage Trust, Series 2025-3BP, Class D (1* TSFR1M + 244) (b)(d)	6.591%	02/15/42	1,600,000	1,592,500
NYT Mortgage Trust, Series 2019-NYT, Class C (1* TSFR1M + 200) (b)(d)	6.361%	12/15/35	2,700,000	2,622,542
NYT Mortgage Trust, Series 2019-NYT, Class D (1* TSFR1M + 230) (b)(d)	6.661%	12/15/35	3,850,000	3,674,797
Wells Fargo Commerical Mortgage Trust, Series 2025-1918, Class B (d)	6.013%	09/15/40	5,000,000	5,018,242
Wells Fargo Commerical Mortgage Trust, Series 2025-1918, Class D (d)	8.623%	09/15/40	4,250,000	4,289,429
				50,309,104
Residential Transition Loan - 2.2%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (d)	3.280%	01/25/26	357,960	340,565
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (d)(e)	7.610%	01/25/26	72,345	2,808
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (d)	5.104%	03/28/29	166,456	166,456
Easy STG Mortage Loan Trust, Series 2025-RTL1, Class A1 (d)	6.456%	05/25/40	4,450,000	4,513,557
Easy STG Mortage Loan Trust, Series 2025-RTL1, Class A2 (d)	8.299%	05/25/40	3,400,000	3,433,433
Fidelis Mortgage Trust, Series 25-RTL1, Class A-2 (d)	6.220%	02/27/40	2,200,000	2,230,594

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 2.2% (Continued)
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A-2 (d)	8.570%	07/25/29	$2,300,000	$2,310,663
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A-2 (d)	6.369%	09/25/39	4,000,000	4,014,730
LHOME Mortgage Trust, Series 2024-RTL1, Class A2 (d)	9.165%	01/25/29	2,500,000	2,530,450
LHOME Mortgage Trust, Series 2024-RTL1, Class M (d)	11.949%	01/25/29	2,000,000	2,032,185
LHOME Mortgage Trust, Series 2024-RTL2, Class A2 (d)	9.537%	03/25/29	1,500,000	1,515,534
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (d)	8.373%	05/25/29	4,000,000	4,045,281
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 (d)	5.652%	01/25/40	8,000,000	8,056,050
LHOME Mortgage Trust, Series 2025-RTL1, Class A2 (d)	5.952%	01/25/40	8,950,000	9,012,431
New York Mortgage Trust, Series 2024-BPL1, Class A1 (d)	7.154%	02/25/29	5,750,000	5,783,000
New York Mortgage Trust, Series 2024-BPL1, Class A2 (d)	8.617%	02/25/29	2,500,000	2,514,036
ROC Mortgage Trust, Series 2025-RTL1, Class A2 (d)	6.114%	02/25/40	8,000,000	8,071,650
ROC Securities Trust, Series 2021-RTL1, Class A2 (d)	3.351%	08/25/26	3,004,535	2,998,711
TVC Mortgage Trust, Series 2024-RRTL1, Class A2 (d)	5.956%	07/25/39	2,000,000	2,009,456
				65,581,590
Retail - 0.2%
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* SOFR + 145) (b)(d)	5.815%	02/15/40	2,123,200	2,122,046
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (b)(d)	6.165%	02/15/40	580,000	581,245
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (b)(d)	6.865%	02/15/40	2,324,000	2,322,735
				5,026,026

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Second Lien - 1.6%
Achieve Mortgage, Series 2024-HE2, Class A (d)	5.350%	10/25/39	$3,198,834	$3,205,857
Achieve Mortgage, Series 2025-HE1, Class A (d)	5.920%	03/25/55	4,923,161	5,005,075
HTAP Trust, Series 2024-1, Class A (d)	7.000%	04/25/37	5,958,436	5,995,037
HTAP Trust, Series 2024-1, Class B (d)	7.500%	04/25/37	2,630,000	2,574,371
HTAP Trust, Series 2024-2, Class A (d)	6.500%	04/25/42	10,201,330	10,172,708
Point Securitization Trust, Series 2024-1, Class A1 (d)	6.500%	06/25/54	4,257,476	4,258,606
Point Securitization Trust, Series 2025-1, Class A1 (d)	6.250%	06/25/55	2,824,463	2,824,890
Unlock HEA Trust, Series 24-1, Class A (d)	7.000%	04/25/39	8,443,627	8,464,386
Unlock HEA Trust, Series 2024-2, Class A (d)	6.500%	10/25/39	4,471,634	4,463,501
				46,964,431
Single Family Rental - 1.1%
American Homes 4 Rent, Series 2015-SFR2, Class A (d)	3.732%	10/17/52	3,714,367	3,707,100
Home Partners of America Trust, Series 2019-1, Class B (d)	3.157%	09/17/39	457,309	445,443
Home Partners of America Trust, Series 2019-2, Class B (d)	2.922%	10/19/39	4,121,329	4,006,655
Progress Residential Trust, Series 2021-SFR3, Class E2 (d)	2.688%	05/17/26	2,292,061	2,270,580
Progress Residential Trust, Series 2024-SFR5, Class E1 (d)	3.375%	08/09/29	3,000,000	2,772,424
Progress Residential Trust, Series 2021-SFR5, Class E1 (d)	2.209%	07/17/38	2,500,000	2,443,258
Progress Residential Trust, Series 2021-SFR5, Class E2 (d)	2.359%	07/17/38	3,600,000	3,519,003
Progress Residential Trust, Series 2023-SFR2, Class E1 (d)	4.750%	10/17/40	2,000,000	1,958,737
Progress Residential Trust, Series 2024-SFR2, Class E1 (d)	3.400%	04/17/41	2,000,000	1,853,567
Progress Residential Trust, Series 2024-SFR2, Class E2 (d)	3.650%	04/17/41	1,500,000	1,388,952

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental - 1.1% (Continued)
Progress Residential Trust, Series 2025-SFR1, Class D (d)	3.650%	02/17/42	$4,500,000	$4,204,353
Progress Residential Trust, Series 2025-SFR1, Class E1 (d)	3.750%	02/17/42	3,600,000	3,337,778
Tricon American Homes Trust, Series 2020-SFR1, Class A (d)	1.499%	07/17/38	1,270,031	1,242,739
				33,150,589
Small Business - 0.8%
Credibility Asset Securitization, Series 2024-1A, Class A (d)	6.440%	11/15/29	4,000,000	4,053,836
Kapitus Asset Securitization, LLC, Series 2024-4R, Class A (d)	5.490%	09/10/31	4,700,000	4,721,213
Kapitus Asset Securitization, LLC, Series 2024-4R, Class C (d)	7.150%	09/10/31	4,000,000	4,028,975
Kapitus Asset Securitization, LLC, Series 2024-4, Class C (d)	7.150%	09/10/31	350,000	352,535
Newtek Alternative Loan Program, Series 2024-1, Class B (d)	7.710%	12/27/49	2,896,770	2,933,795
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (b)(d)	7.500%	10/25/49	723,606	714,871
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (b)(d)	8.000%	07/25/50	1,941,601	1,928,515
OnDeck Asset Securitization Trust, Series 2024-2A, Class B (d)	5.420%	10/17/31	1,300,000	1,302,412
RFS Asset Securitization II, LLC, Series 2024-1, Class C (d)	8.349%	07/15/31	2,000,000	2,044,881
				22,081,033
Student Loan - 0.4%
Ascent Career Funding Trust, Series 2024-1A, Class A (d)	6.770%	10/25/32	2,034,014	2,047,922
Ascent Career Funding Trust, Series 2024-1A, Class B (d)	9.730%	10/25/32	2,000,000	2,058,198
Bayview Opportunity Master Fund, Series 2025-EDU1, Class D (1* SOFR30A + 225) (b)(d)	6.583%	07/27/48	4,200,000	4,200,000

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 0.4% (Continued)
College Ave Student Loans, Series 2018-A, Class B (d)	4.750%	12/26/47	$37,457	$37,087
College Ave Student Loans, Series 2018-A, Class C (d)	5.500%	12/26/47	31,815	31,328
College Ave Student Loans, Series 2019-A, Class C (d)	4.460%	12/28/48	106,156	103,762
College Ave Student Loans, Series 2019-A, Class A1 (1* SOFR + 140) (b)(d)	5.837%	12/28/48	61,665	61,853
College Ave Student Loans, Series 2021-A, Class B (d)	2.320%	07/25/51	296,018	275,236
College Ave Student Loans, Series 2021-A, Class D (d)	4.120%	07/25/51	225,957	217,260
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (b)(d)	5.696%	07/25/51	138,449	138,321
SMB Private Education Loan Trust, Series 2018-C, Class B (d)	4.000%	11/17/42	200,000	195,678
Social Professional Loan Program, Series 2020-A, Class BFX (d)	3.120%	05/15/46	425,000	374,357
Social Professional Loan Program, Series 2018-D, Class BFX (d)	4.140%	02/25/48	500,000	483,312
Social Professional Loan Program, Series 2019-B, Class BFX (d)	3.730%	08/17/48	750,000	703,292
Social Professional Loan Program, Series 2019-C, Class BFX (d)	3.050%	11/16/48	1,669,000	1,500,121
				12,427,727
Unsecured Consumer - 4.4%
ACHV ABS Trust, Series 2023-3PL, Class D (d)	8.360%	08/19/30	2,323,348	2,354,198
ACHV ABS Trust, Series 2024-3AL, Class D (d)	6.750%	12/26/31	3,160,441	3,206,348
Affirm, Inc., Series 2022-Z1, Class B (d)	6.490%	06/15/27	569,173	570,879
Affirm, Inc., Series 2025-X1, Class D (d)	6.110%	04/15/30	5,750,000	5,779,337
AMCR ABS Trust, Series 2023-1, Class B (d)	8.700%	01/21/31	1,719,838	1,734,906
AMCR ABS Trust, Series 2024-A, Class A (d)	6.260%	08/18/31	328,490	329,657
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (d)	8.150%	12/17/36	1,000,000	1,045,847

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 4.4% (Continued)
Cherry Securitization Trust, Series 2024-1A, Class A (d)	5.700%	04/15/32	$2,750,000	$2,776,166
Cherry Securitization Trust, Series 2025-1A, Class A (d)	6.130%	11/15/32	12,400,000	12,601,367
Freedom Financial Trust, Series 2022-3FP, Class D (d)	7.360%	08/20/29	2,002,133	2,014,613
Lendmark Funding Trust, Series 2020-2, Class B (d)	3.540%	04/21/31	1,195,000	1,168,812
Lendmark Funding Trust, Series 2020-2A, Class C (d)	4.690%	04/21/31	550,000	540,268
Lendmark Funding Trust, Series 2021-1A, Class C (d)	3.410%	11/20/31	750,000	714,849
Lendmark Funding Trust, Series 2025-2A, Class D (d)	5.980%	10/20/34	7,800,000	7,846,772
Mariner Finance Issuance Trust, Series 2021-AA, Class D (d)	4.340%	03/20/36	1,000,000	965,464
Mariner Finance Issuance Trust, Series 2024-AA, Class D (d)	6.770%	09/22/36	3,250,000	3,335,384
Oportun Funding, LLC, Series 2024-3, Class C (d)	6.250%	08/15/29	1,725,000	1,736,873
Oportun Funding, LLC, Series 2024-1A, Class B (d)	6.546%	04/08/31	719,444	719,684
Oportun Funding, LLC, Series 2024-1A, Class C (d)	7.421%	04/08/31	1,000,000	1,003,389
Oportun Funding, LLC, Series 2021-B, Class A (d)	1.470%	05/08/31	876,178	858,499
Oportun Funding, LLC, Series 2021-B, Class C (d)	3.650%	05/08/31	1,995,950	1,976,201
Oportun Funding, LLC, Series 2021-C, Class A (d)	2.180%	10/08/31	1,010,942	991,873
Oportun Funding, LLC, Series 2021-C, Class B (d)	2.670%	10/08/31	1,677,447	1,648,286
Oportun Funding, LLC, Series 2025-A, Class C (d)	5.890%	02/08/33	3,840,000	3,845,622

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 4.4% (Continued)
Oportun Funding, LLC, Series 2025-C, Class D (d)	5.910%	07/08/33	$3,300,000	$3,313,549
Pagaya AI Debt Selection Trust, Series 2024-1, Class A (d)	6.660%	07/15/31	492,029	495,257
Pagaya AI Debt Selection Trust, Series 2024-2, Class C (d)	7.573%	08/15/31	2,060,527	2,080,912
Pagaya AI Debt Selection Trust, Series 2025-1, Class D (d)	6.282%	07/15/32	4,699,599	4,747,858
Pagaya AI Debt Selection Trust, Series 2025-5, Class B (d)	5.440%	03/15/33	7,775,000	7,837,017
Pagaya Point of Sale Holdings, Series 2025-1, Class A (d)	5.715%	01/20/34	5,500,000	5,564,401
Pagaya Point of Sale Holdings, Series 2025-1, Class D (d)	6.739%	01/20/34	2,500,000	2,527,533
RCKT Trust, Series 2025-1A, Class C (d)	5.160%	07/25/34	4,050,000	4,073,817
RCKT Trust, Series 2025-1A, Class D (d)	5.420%	07/25/34	1,850,000	1,862,432
Reach Financial, LLC, Series 2024-1A, Class B (d)	6.290%	02/18/31	3,000,000	3,028,782
Reach Financial, LLC, Series 2024-1A, Class C (d)	6.900%	02/18/31	1,150,000	1,185,540
Reach Financial, LLC, Series 2025-1A, Class B (d)	5.340%	08/16/32	4,500,000	4,566,919
Reach Financial, LLC, Series 2025-1A, Class C (d)	5.990%	08/16/32	1,800,000	1,832,335
Regional Management Issuance Trust, Series 2021-1, Class C (d)	3.040%	03/17/31	1,148,731	1,143,632
Regional Management Issuance Trust, Series 2021-2, Class C (d)	3.230%	08/15/33	650,000	610,847
Republic Finance Issuance Trust, Series 2024-A, Class C (d)	8.350%	08/20/32	1,750,000	1,795,268
Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class NT (d)	6.110%	06/15/32	7,817,788	7,909,185
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class B (d)	5.254%	09/15/32	5,500,000	5,516,144

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 61.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 4.4% (Continued)
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class C (d)	5.923%	09/15/32	$10,450,000	$10,527,722
Upstart Pass-Through Trust, Series 2021-ST4, Class A (d)	2.000%	07/20/27	70,141	70,018
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (d)	4.250%	06/17/30	200,060	199,301
				130,653,763

Total Securitized (Cost $1,788,562,114)				$1,795,801,796

Treasury - 20.1%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes (a)	1.625%	02/15/26	$5,000,000	$4,957,227
U.S. Treasury STRIPS	0.125%	04/15/26	6,158,850	6,126,312
U.S. Treasury Notes	2.250%	08/15/27	2,000,000	1,950,391
U.S. Treasury Notes	0.500%	10/31/27	11,000,000	10,318,516
U.S. Treasury Notes	1.250%	09/30/28	30,000,000	27,982,031
U.S. Treasury Notes (a)	3.875%	11/30/29	17,600,000	17,713,437
U.S. Treasury Notes	0.625%	08/15/30	71,000,000	61,212,539
U.S. Treasury STRIPS	0.000%	11/15/31	5,000,000	3,925,929
U.S. Treasury STRIPS	0.000%	02/15/33	2,000,000	1,482,268
U.S. Treasury STRIPS	0.000%	05/15/33	2,100,000	1,538,062
U.S. Treasury STRIPS	0.000%	08/15/33	7,000,000	5,066,356
U.S. Treasury Notes (a)	4.000%	02/15/34	60,000,000	59,842,969
U.S. Treasury STRIPS	0.000%	08/15/34	12,000,000	8,257,150
U.S. Treasury STRIPS	0.000%	11/15/34	5,000,000	3,396,014
U.S. Treasury STRIPS	0.000%	05/15/35	5,000,000	3,308,987
U.S. Treasury STRIPS	0.000%	02/15/36	15,000,000	9,539,285
U.S. Treasury STRIPS	0.000%	02/15/37	15,000,000	9,061,171
U.S. Treasury STRIPS	0.000%	02/15/38	40,000,000	22,857,839
U.S. Treasury STRIPS	0.000%	11/15/38	40,000,000	21,931,697
U.S. Treasury Bonds	1.125%	08/15/40	60,000,000	37,837,500
U.S. Treasury Bonds	1.375%	11/15/40	45,000,000	29,358,985
U.S. Treasury STRIPS	0.000%	08/15/41	15,000,000	7,023,471

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Treasury - 20.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury STRIPS	0.625%	02/15/43	$33,720,720	$25,592,186
U.S. Treasury STRIPS	0.000%	08/15/43	15,000,000	6,255,856
U.S. Treasury Bonds	2.250%	08/15/46	60,000,000	40,031,250
U.S. Treasury Bonds	3.000%	02/15/48	144,500,000	109,120,078
U.S. Treasury Bonds	1.250%	05/15/50	20,000,000	9,810,156
U.S. Treasury Bonds	1.625%	11/15/50	85,000,000	45,607,813
Total Treasury (Cost $604,614,480)				$591,105,475

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Registered Investment Companies - 5.0%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.09% (g)	105,217,291	$105,217,291
State Street Navigator Securities Lending Portfolio I, 3.94% (g)(h)	42,922,155	42,922,155
Total Registered Investment Companies (Cost $148,139,446)		$148,139,446

Total Investment Securities - 101.2% (Cost $2,975,883,119)		$2,976,545,870

Liabilities in Excess of Other Assets - (1.2)%		(35,637,115)

Net Assets - 100.0%		$2,940,908,755

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $95,320,882.
(b)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2025. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(c)	Percentage rounds to less than 0.1%.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of September 30, 2025 was $967,749,527, representing 32.9% of net assets.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total value of these securities as of September 30, 2025 was $10,759,680 representing 0.4% of net assets.
(f)	Non-income producing security - security in default.
(g)	The rate shown is the 7-day effective yield as of September 30, 2025.
(h)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $56,055,129.

BV - Besloten Vennootschap

CV - Convertible Security

IO - Interest Only

NA - National Association

NV - Naamloze Vennootschap

plc - Public Limited Company

PO - Principal Only

Prime - Short-term interest rate in the banking system of the U.S.

REIT - Real Estate Investment Trust

SA - Societe Anonyme

SOFR - Secured Overnight Financing Rate

TSFR - CME Term SOFR

Diamond Hill Core Plus Bond Fund

Schedule of Investments

September 30, 2025 (Unaudited)

Corporate Credit - 18.4%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 4.0%
American Express Co. (a)	5.085%	01/30/31	$25,000	$25,775
Bank of America Corp.	3.194%	07/23/30	250,000	240,799
Bank of America Corp. (a)	2.687%	04/22/32	150,000	136,647
Bank of America Corp., Series N (a)	2.972%	02/04/33	80,000	72,851
Bank of New York Mellon Corp. (The)	5.225%	11/20/35	50,000	51,648
Bank of New York Mellon Corp. (The), Series J (b)	5.316%	06/06/36	75,000	77,601
Bank OZK (TSFR3M + 209) (a)	2.750%	10/01/31	100,000	92,734
Capital One Financial Corp.	3.273%	03/01/30	100,000	96,371
Capital One Financial Corp.	5.197%	09/11/36	40,000	39,560
Citigroup, Inc.	1.462%	06/09/27	100,000	98,098
Citigroup, Inc. (a)	2.666%	01/29/31	250,000	232,394
Citigroup, Inc. (a)	2.561%	05/01/32	50,000	45,065
Citigroup, Inc. (a)(b)	3.057%	01/25/33	125,000	113,798
Goldman Sachs Group, Inc. (The)	4.692%	10/23/30	200,000	202,549
Goldman Sachs Group, Inc. (The) (a)	1.992%	01/27/32	40,000	35,297
Huntington Bancshares (a)	5.272%	01/15/31	50,000	51,533
JPMorgan Chase & Co. (1* TSFR3M + 121) (a)	3.509%	01/23/29	80,000	78,946
JPMorgan Chase & Co. (b)	4.603%	10/22/30	250,000	252,923
JPMorgan Chase & Co. (a)(b)	1.953%	02/04/32	500,000	441,984
KeyCorp (b)	4.789%	06/01/33	100,000	99,662
Morgan Stanley (a)(b)	4.654%	10/18/30	200,000	202,186
Morgan Stanley, Series GMTN (1* SOFR + 114) (a)	2.699%	01/22/31	375,000	350,413
PNC Financial Services Group, Inc. (The) (a)	6.037%	10/28/33	75,000	80,927
Royal Bank of Canada (b)	4.522%	10/18/28	50,000	50,414
State Street Corp.	4.330%	10/22/27	100,000	100,914
Toronto-Dominion Bank (The)	4.861%	01/31/28	75,000	76,311
Truist Financial Corp., Series I (b)	5.071%	05/20/31	50,000	51,265
US Bancorp	2.677%	01/27/33	175,000	156,567
Wells Fargo & Co. (a)(b)	2.572%	02/11/31	100,000	92,933
Wells Fargo & Co. (a)(b)	5.211%	12/03/35	100,000	102,174
Western Alliance Bancorp	3.000%	06/15/31	50,000	48,495
				3,798,834

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Corporate Credit - 18.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Basic Industry - 0.4%
Celanese US Holdings, LLC (b)	6.750%	04/15/33	$30,000	$29,873
CVR Partners, LP (c)	6.125%	06/15/28	75,000	74,879
FMC Corp. (a)	8.450%	11/01/55	100,000	105,538
Huntsman International, LLC	5.700%	10/15/34	35,000	31,898
Tronox, Inc. (b)(c)	9.125%	09/30/30	150,000	146,958
				389,146
Brokerage Asset Managers Exchanges - 0.3%
Osaic Holdings, Inc. (c)	6.750%	08/01/32	75,000	77,463
Osaic Holdings, Inc. (c)	8.000%	08/01/32	75,000	77,730
StoneX Escrow Issuer, LLC (c)	6.875%	07/15/32	100,000	102,932
				258,125
Capital Goods - 0.9%
Bluelinx Holdings, Inc. (c)	6.000%	11/15/29	50,000	49,223
Caterpillar, Inc.	5.200%	05/15/35	50,000	51,730
John Deere Capital Corp.	4.400%	09/08/31	100,000	100,680
Johnson Controls International plc	4.900%	12/01/32	50,000	50,912
L3 Harris Technologies, Inc.	1.800%	01/15/31	70,000	61,623
Queen MergerCo, Inc. (c)	6.750%	04/30/32	100,000	103,540
Republic Services, Inc. (b)	2.375%	03/15/33	65,000	56,692
RTX Corp.	2.375%	03/15/32	100,000	88,354
Standard Building Solutions, Inc. (c)	6.250%	08/01/33	100,000	101,339
Textron Financial Corp. (1* TSFR3M + 200) (a)(c)	6.323%	02/15/42	125,000	112,950
Waste Management, Inc. (b)	4.950%	03/15/35	50,000	50,749
				827,792
Communications - 0.6%
AT&T, Inc.	2.550%	12/01/33	75,000	63,863
Comcast Corp. (b)	4.950%	05/15/32	25,000	25,634
Deluxe Corp. (c)	8.125%	09/15/29	75,000	78,316
Getty Images, Inc. (c)	11.250%	02/21/30	100,000	95,493
Snap, Inc. (c)	6.875%	03/01/33	75,000	76,657
Telus Corp. (a)	7.000%	10/15/55	100,000	105,442
T-Mobile USA, Inc. (b)	5.050%	07/15/33	100,000	102,146
				547,551

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Corporate Credit - 18.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical - 2.8%
Advance Auto Parts, Inc. (c)	7.375%	08/01/33	$75,000	$77,344
American Honda Finance	4.450%	10/22/27	100,000	100,861
American Honda Finance (b)	4.250%	09/01/28	20,000	20,051
ANGI Group, LLC (c)	3.875%	08/15/28	75,000	70,489
Aptiv plc / Aptiv Global Financing DAC (a)	6.875%	12/15/54	200,000	204,330
Bath & Body Works, Inc.	6.875%	11/01/35	70,000	72,802
Champions Financing, Inc. (b)(c)	8.750%	02/15/29	20,000	19,315
CVS Health Corp.	3.750%	04/01/30	100,000	96,871
Dollar Tree, Inc.	4.200%	05/15/28	100,000	99,735
Dream Finders Home, Inc. (c)	6.875%	09/15/30	125,000	125,744
EZCorp, Inc. (c)	7.375%	04/01/32	100,000	106,548
Ford Motor Co., Class B	3.250%	02/12/32	85,000	74,373
Garrett Motion Holdings, Inc. (c)	7.750%	05/31/32	70,000	73,430
General Motors Financial Co., Inc. (b)	5.900%	01/07/35	50,000	51,587
Great Canadian Gaming Co. (c)	8.750%	11/15/29	100,000	98,884
Hyundai Capital America (c)	5.400%	06/24/31	100,000	102,999
Hyundai Capital America, Series A (c)	4.750%	09/26/31	75,000	75,145
K Hovnanian Enterprises, Inc. (c)	8.000%	04/01/31	100,000	102,543
K Hovnanian Enterprises, Inc. (b)(c)	8.375%	10/01/33	100,000	102,525
Lowe's Cos., Inc.	2.800%	09/15/41	125,000	90,509
Millrose Properties, Inc. (c)	6.375%	08/01/30	100,000	101,699
Mohegan Tribal Gaming Authority / MS Digital (c)	8.250%	04/15/30	60,000	62,342
Mohegan Tribal Gaming Authority / MS Digital (c)	11.875%	04/15/31	40,000	41,928
New Flyer Holdings, Inc. (c)	9.250%	07/01/30	100,000	107,037
Target Corp.	5.000%	04/15/35	50,000	50,623
Toyota Motor Credit Corp	4.650%	09/03/32	20,000	20,136
Toyota Motor Credit Corp., Series B (b)	5.350%	01/09/35	50,000	52,287
Under Armour, Inc. (c)	7.250%	07/15/30	150,000	149,815
VF Corp.	6.450%	11/01/37	100,000	93,970
Victoria's Secret & Co. (c)	4.625%	07/15/29	50,000	47,727
Victra Holdings, LLC (b)(c)	8.750%	09/15/29	100,000	104,837
Wayfair, LLC (c)	7.250%	10/31/29	70,000	72,173
				2,670,659

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Corporate Credit - 18.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical - 1.2%
AbbVie, Inc.	4.950%	03/15/31	$100,000	$103,363
AMN Healthcare, Inc. (c)	6.500%	01/15/31	100,000	100,309
Champ Acquisition Corp. (c)	8.375%	12/01/31	70,000	74,419
Global Medical Response, Inc. (c)	7.375%	10/01/32	100,000	102,931
Kroger Co. (The) (b)	1.700%	01/15/31	50,000	43,688
Land O Lakes Capital Trust I (c)	7.450%	03/15/28	50,000	51,571
Pfizer, Inc.	7.200%	03/15/39	50,000	60,047
Phillip Morris International, Inc.	5.375%	02/15/33	125,000	130,539
Turning Point Brands, Inc. (c)	7.625%	03/15/32	100,000	105,820
U.S. Acute Care Solutions, LLC (c)	9.750%	05/15/29	150,000	153,597
Viking Baked Goods Acquisition Corp. (b)(c)	8.625%	11/01/31	110,000	110,024
Whirlpool Corp.	6.500%	06/15/33	100,000	99,794
				1,136,102
Electric - 0.9%
Algonquin Power & Utilities Corp., Series 2022-B (a)	4.750%	01/18/82	120,000	117,090
Dominion Energy South Carolina, Inc., Series A	5.300%	01/15/35	50,000	51,633
Duke Energy Carolinas, LLC	5.250%	03/15/35	100,000	103,481
Duke Energy Corp. (b)	4.950%	09/15/35	30,000	29,803
Florida Power & Light Co.	3.800%	12/15/42	50,000	41,344
NextEra Energy Operating Partners, LP (b)(c)	7.250%	01/15/29	75,000	77,004
NYSEG Storm Funding, LLC, Series 2025-A	4.713%	05/01/31	150,000	151,216
Public Service Electric & Gas Co.	4.900%	08/15/35	90,000	90,698
Swepco Storm Recovery Funding, LLC, Series 2024-A	4.880%	09/01/39	125,697	126,324
Transalta Corp.	6.500%	03/15/40	100,000	99,253
				887,846
Energy - 1.8%
Altagas Ltd. (a)(c)	7.200%	10/15/54	100,000	103,441
BP Capital Markets America, Inc.	4.812%	02/13/33	50,000	50,588
CHC Group, LLC (c)	11.750%	09/01/30	125,000	123,249
Civitas Resources, Inc. (c)	9.625%	06/15/33	50,000	52,810
Energy Transfer, LP	5.600%	09/01/34	150,000	153,947
Excelerate Energy, LP (c)	8.000%	05/15/30	150,000	159,670

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Corporate Credit - 18.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 1.8% (Continued)
Global Partners, LP / GLP Finance Corp. (c)	7.125%	07/01/33	$100,000	$102,498
Helmerich & Payne, Inc. (b)	4.650%	12/01/27	50,000	50,214
HF Sinclair Corp.	5.750%	01/15/31	100,000	103,503
Hilcorp Energy I, LP / Hilcorp Finance Co. (c)	7.250%	02/15/35	50,000	48,864
MPLX, LP	5.500%	06/01/34	42,000	42,802
Phillips 66 Co. (b)	4.950%	03/15/35	50,000	49,491
SESI, LLC (c)	7.875%	09/30/30	125,000	125,000
Sunoco, LP (c)	5.875%	03/15/34	150,000	148,701
TransCanada Pipelines Ltd.	7.000%	06/01/65	75,000	77,067
Transmontaigne Partners, LLC (c)	8.500%	06/15/30	75,000	78,152
Valero Energy Corp.	5.150%	02/15/30	25,000	25,735
Weatherford International Ltd. (c)	6.750%	10/15/33	200,000	200,139
				1,695,871
Finance Companies - 0.8%
Atlanticus Holdings Corp. (c)	9.750%	09/01/30	50,000	49,681
Bread Financial Holdings, Inc. (c)	8.375%	06/15/35	50,000	51,342
Freedom Mortgage Holdings, LLC (c)	7.875%	04/01/33	100,000	103,018
LFS Topco, LLC (c)	8.750%	07/15/30	100,000	100,451
Pennymac Financial Services, Inc. (c)	6.750%	02/15/34	100,000	102,009
PROG Holdings, Inc. (c)	6.000%	11/15/29	100,000	98,208
Prospect Capital Corp. (b)	3.364%	11/15/26	75,000	72,490
Provident Funding Associates, LP / PFG Finance Corp. (c)	9.750%	09/15/29	70,000	73,964
TrueNoord Capital DAC (c)	8.750%	03/01/30	75,000	79,687
				730,850
Financial-Other - 0.7%
Burford Capital Global Finance, LLC (c)	7.500%	07/15/33	200,000	203,520
Icahn Enterprises, LP (c)	10.000%	11/15/29	100,000	100,442
Ion Platform Finance US, Inc. (c)	7.875%	09/30/32	200,000	198,686
PPH Escrow Issuer, LLC (c)	9.875%	11/01/29	100,000	101,363
				604,011
Industrials-Other - 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc. (c)	7.500%	02/01/32	100,000	101,035

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Corporate Credit - 18.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 2.1%
Anthem, Inc.	4.600%	09/15/32	$90,000	$89,453
APH Somerset Investment II, LLC (c)	7.875%	11/01/29	100,000	104,362
Equitable Financial Life Global Funding (c)	1.800%	03/08/28	25,000	23,603
Equitable Financial Life Global Funding (c)	5.000%	03/27/30	25,000	25,616
Jackson National Life Global Funding (c)	4.900%	01/13/27	150,000	151,227
Jackson National Life Global Funding (c)	4.550%	09/09/30	20,000	20,020
Lincoln Financial Global Funding (c)	4.625%	08/18/30	40,000	40,241
MassMutual Global Funding (c)	5.150%	05/30/29	200,000	206,126
Met Life Global Funding I (b)(c)	5.050%	01/08/34	150,000	153,247
Nassau Cos. of NY (c)	7.875%	07/15/30	125,000	127,664
New York Life Global Funding (c)	4.600%	12/05/29	100,000	101,566
Northwestern Mutual Global, Series 2025-1 (c)	4.960%	01/13/30	100,000	102,558
Northwestern Mutual Global Funding (c)	5.160%	05/28/31	50,000	51,888
Pacific Life Global Fund II (c)	1.450%	01/20/28	100,000	94,259
Pricoa Global Funding I (b)(c)	5.350%	05/28/35	150,000	155,500
Principal Life Global Funding II, Series 50 (c)	4.800%	01/09/28	100,000	101,295
Protective Life Global Funding (c)	4.772%	12/09/29	150,000	152,717
Protective Life Global Funding (c)	5.432%	01/14/32	150,000	156,081
UnitedHealth Group, Inc. (b)	5.000%	04/15/34	100,000	101,567
				1,958,990
Natural Gas - 0.2%
Sempra Energy (a)	6.400%	10/01/54	100,000	102,179
Venture Global Pipelines (c)	7.500%	05/01/33	50,000	55,251
Venture Global Pipelines (c)	7.750%	05/01/35	50,000	56,435
				213,865
Other Utility - 0.1%
American Water Capital Corp.	2.800%	05/01/30	100,000	94,193

REITS - 0.1%
CubeSmart, LP	2.250%	12/15/28	70,000	65,917
Extra Space Storage, LP	5.700%	04/01/28	50,000	51,641
				117,558
Technology - 0.8%
Advanced Micro Devices, Inc.	4.319%	03/24/28	50,000	50,436

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Corporate Credit - 18.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Technology - 0.8% (Continued)
Alphabet, Inc.	5.300%	05/15/65	$10,000	$9,950
Broadcom, Inc. (c)	4.150%	04/15/32	100,000	98,067
Broadcom, Inc.	4.800%	02/15/36	55,000	54,832
Capstone Borrower, Inc. (c)	8.000%	06/15/30	75,000	78,434
Cloud Software Group, Inc. (c)	6.625%	08/15/33	75,000	76,347
Crane Co.	4.200%	03/15/48	75,000	49,481
Dell International, LLC / EMC Corp.	6.020%	06/15/26	50,000	50,403
Oracle Corp.	3.600%	04/01/40	260,000	208,817
Shift4 Payments, LLC (c)	6.750%	08/15/32	100,000	103,389
				780,156
Transportation - 0.6%
Beacon Mobility Finance Corp. (c)	7.250%	08/01/30	175,000	181,940
Latam Airlines Group SA (c)	7.625%	01/07/31	150,000	155,315
Norfolk Southern Corp.	5.100%	05/01/35	75,000	76,575
Ryder System, Inc.	4.900%	12/01/29	50,000	51,111
United Parcel Service, Inc. (b)	5.250%	05/14/35	25,000	25,869
Vistajet Malta / VM Holdings (b)(c)	9.500%	06/01/28	70,000	72,872
				563,682

Total Corporate Credit (Cost $17,011,401)				$17,376,266

Securitized - 58.7%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 3.5%
GoodLeap Sustainable Home Improvement Loan Trust, Series 2023-1, Class A (c)	5.520%	02/22/55	$81,349	$76,682
GoodLeap Sustainable Home Improvement Loan Trust, Series 2024-1, Class A (c)	6.250%	06/20/57	177,372	172,332
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	296,048	274,754
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	308,893	274,430
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	141,825	131,971
Hero Funding Trust, Series 2017-3A, Class A2 (c)	3.950%	09/20/48	18,429	17,319

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 58.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 3.5% (Continued)
Loanpal Solar Loan Ltd., Series 2020-2GF, Class B (c)	3.860%	07/20/47	$278,139	$217,298
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	279,498	210,447
Luminace ABS-2022 Issuer, LLC, Series 2024-1, Class B (c)	6.960%	10/30/31	119,929	115,832
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	131,891	118,813
Mosaic Solar Loans, LLC, Series 2022-2A, Class A (c)	4.380%	01/21/53	347,155	320,882
Mosaic Solar Loans, LLC, Series 2023-1A, Class A (c)	5.320%	06/20/53	150,727	143,690
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	260,916	238,485
Service Experts Issuer, Series 2025-1A, Class B (c)	7.620%	01/20/37	400,000	403,309
US Bank NA, Series 2025-SUP2, Class D (1* SOFR30A + 220) (a)(c)	6.586%	09/25/32	250,000	250,252
US Bank NA, Series 2025-SUP2, Class E (1* SOFR30A + 370) (a)(c)	8.086%	09/25/32	350,000	350,408
				3,316,904
Agency CMBS - 0.5%
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (c)	2.540%	07/25/51	213,242	174,252
Farmer Mac Agricultural Real Estate, Series 2025-1, Class A (c)	5.220%	08/01/55	291,942	286,053
				460,305
Agency MBS CMO - 26.8%
FHLMC, Series 4109, Class HC	2.500%	09/15/32	205,151	195,229
FHLMC, Series 4613, Class AF (1* SOFR + 110) (a)	5.587%	11/15/37	185,722	185,593
FHLMC, Series 3652, Class AP	4.500%	03/15/40	91,990	92,644
FHLMC, Series 3746, Class KZ	3.500%	07/15/40	126,319	117,147
FHLMC, Series 5228, Class JL	2.500%	10/25/41	500,000	419,262
FHLMC, Series 4143, Class AV	2.000%	12/15/42	371,445	299,488

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 58.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 26.8% (Continued)
FHLMC, Series 4141, Class PL	2.500%	12/15/42	$110,000	$79,119
FHLMC, Series 4210, Class Z	3.000%	05/15/43	254,894	213,872
FHLMC, Series 4274, Class EM	4.000%	11/15/43	400,000	371,233
FHLMC, Series 4487, Class TL	3.000%	05/15/45	559,000	510,595
FHLMC, Series 5202, Class NK	2.250%	01/25/47	200,000	157,303
FHLMC, Series 4710, Class JE	2.750%	06/15/47	191,088	172,007
FHLMC, Series 4736, Class CL	3.000%	12/15/47	322,000	281,506
FHLMC, Series 5227, Class BA	3.500%	08/25/48	149,992	143,361
FHLMC, Series 5147, Class PA	1.000%	10/25/48	592,654	470,633
FHLMC, Series 4988, Class AK	1.000%	07/25/50	484,099	380,734
FHLMC, Series 5129, Class GU	1.000%	08/25/50	608,645	464,356
FHLMC, Series 5013, Class ME, Pool #5013	1.000%	09/25/50	192,697	149,861
FHLMC, Series 5013, Class MC, Pool #5013	1.500%	09/25/50	192,697	155,443
FHLMC, Series 5038, Class PJ	0.750%	10/25/50	503,904	368,081
FHLMC, Series 5038, Class QP	0.750%	10/25/50	325,536	237,009
FHLMC, Series 5035, Class ZA	2.000%	11/25/50	553,462	291,617
FHLMC, Series 5150, Class KD	1.000%	10/25/51	624,502	502,798
FHLMC, Series 5156, Class GD	2.000%	10/25/51	454,048	290,341
FHLMC, Series 5201, Class PY	2.500%	03/25/52	252,513	192,835
FNMA, Series 2018-16, Class HW	3.000%	06/25/38	728,000	645,421
FNMA, Series 2010-126, Class JU	2.125%	11/25/40	121,751	114,623
FNMA, Series 2013-56, Class GZ	4.500%	08/25/41	521,526	487,836
FNMA, Series 2012-42, Class PY	3.500%	11/25/41	100,000	86,487
FNMA, Series 2011-116, Class ZA	3.500%	11/25/41	348,478	333,129
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	92,000	83,427
FNMA, Series 2012-152, Class TA	2.500%	09/25/42	315,768	289,358
FNMA, Series 2012-110, Class CA	3.000%	10/25/42	344,425	318,205
FNMA, Series 2013-9, Class KD	2.500%	12/25/42	305,000	231,598
FNMA, Series 2013-13, Class YC	2.500%	01/25/43	130,027	117,579
FNMA, Series 2013-4, Class PL	2.000%	02/25/43	367,000	276,268
FNMA, Series 4292, Class PB	3.500%	01/15/44	420,000	383,221
FNMA, Series 2024-20, Class ZQ	4.000%	10/25/45	423,281	375,779
FNMA, Series 2016-31, Class TM	3.000%	12/25/45	330,000	299,797
FNMA, Series 2021-65, Class JA	2.000%	01/25/46	366,760	330,376
FNMA, Series 4767, Class VX	4.000%	08/14/47	297,810	279,812

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 58.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 26.8% (Continued)
FNMA, Series 2019-37, Class CA	3.000%	10/25/47	$130,397	$125,298
FNMA, Series 2018-55, Class GA	3.375%	08/25/48	401,012	385,775
FNMA, Series 2009-50, Class HZ	5.540%	02/25/49	755,426	768,153
FNMA, Series 2019-69, Class JB	3.000%	12/25/49	520,330	397,097
FNMA, Series 2020-92, Class NB	1.000%	05/25/50	662,143	505,624
FNMA, Series 2020-47, Class GZ	2.000%	07/25/50	666,368	408,205
FNMA, Series 2021-6, Class KU	1.500%	02/25/51	209,827	120,634
FNMA, Series 2021-78, Class PA	2.500%	11/25/51	278,484	246,921
GNMA, Series 2016-118, Class GZ	3.000%	02/16/40	281,690	211,722
GNMA, Series 2023-81, Class AL	4.500%	08/20/40	575,000	569,127
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	260,000	194,261
GNMA, Series 2013-4, Class ML	2.500%	10/16/42	366,000	287,456
GNMA, Series 2019-151, Class GC	1.750%	12/20/42	95,691	84,916
GNMA, Series 2013-165, Class LB	4.000%	03/20/43	235,000	206,514
GNMA, Series 2014-118, Class ZD	2.500%	08/16/44	791,338	702,341
GNMA, Series 2014-140, Class BW	3.500%	09/20/44	197,323	188,187
GNMA, Series 2019-136, Class P	1.500%	10/20/45	318,167	264,159
GNMA, Series 2017-179, Class NZ	2.500%	12/20/47	459,241	313,440
GNMA, Series 2018-27, Class KY	3.500%	02/20/48	1,608,166	1,334,463
GNMA, Series 2018-079, Class LM	3.250%	06/20/48	335,000	303,796
GNMA, Series 2018-120, Class LH	3.500%	09/20/48	593,318	461,007
GNMA, Series 2019-012, Class PY	3.500%	02/20/49	592,649	539,595
GNMA, Series 2022-45, Class B	2.500%	05/20/50	188,677	167,902
GNMA, Series 2020-95, Class EA	1.500%	07/20/50	1,110,010	885,112
GNMA, Series 2020-123, Class LA	1.000%	08/20/50	294,598	144,873
GNMA, Series 2022-063, Class LM	3.500%	10/20/50	900,000	763,816
GNMA, Series 2021-29, Class AG	5.000%	02/20/51	705,595	703,686
GNMA, Series 2021-91, Class MF	1.000%	05/20/51	213,601	165,488
GNMA, Series 2021-223, Class P	2.000%	06/20/51	216,835	189,080
GNMA, Series 2021-116, Class CV	1.500%	07/20/51	233,382	131,458
GNMA, Series 2021-136, Class TC	1.500%	08/20/51	499,448	320,221
GNMA, Series 2021-136, Class TU	1.500%	08/20/51	324,994	164,292
GNMA, Series 2022-64, Class MA	2.500%	11/20/51	873,002	812,606
GNMA, Series 2023-13, Class HL	5.000%	01/20/53	244,634	235,499

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 58.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 26.8% (Continued)
GNMA, Series 2025-71, Class NL	5.000%	04/20/55	$620,005	$574,065
				25,271,772
Agency MBS CMO Derivatives - 1.0%
FNMA, Series 2013-105, Class KO (PO)	0.000%	10/25/43	425,092	374,912
GNMA, Series 2022-31, Class MS (IO) (-2.5* SOFR30A + 900) (a)	0.000%	02/20/52	669,096	526,085
				900,997
Agency MBS Passthrough - 2.3%
FNMA, Pool #MA0633	5.000%	01/01/41	238,684	240,906
FNMA, Pool #BM6504	3.500%	01/01/48	719,507	668,453
GNMA, Pool #MA9367	8.000%	12/20/53	230,706	241,329
GNMA, Pool #DJ1126	7.000%	04/20/65	944,064	968,214
				2,118,902
Auto Loan - 1.7%
ACM Auto Trust, Series 2025-1A, Class B (c)	7.870%	11/20/31	200,000	200,270
ACM Auto Trust, Series 2025-2A, Class B (c)	7.250%	02/20/32	100,000	98,516
ACM Auto Trust, Series 2025-3A, Class B (c)	6.080%	07/20/32	250,000	243,198
AgoraCapital Auto Securities Trust, Series 2025-1A, Class B (c)	7.270%	11/25/32	150,000	151,314
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D (c)	5.820%	01/15/32	175,000	175,429
FinBe USA Trust, Series 2025-1A, Class B (c)	6.600%	12/16/30	50,000	50,023
Huntington National Bank (The), Series 2025-2, Class B1 (c)	4.835%	09/20/33	193,841	194,315
Research-Driven Pagaya Motor Asset Trust I, Series 2024-3A, Class C (c)	6.460%	03/25/33	125,000	126,175
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class C (c)	6.675%	06/27/33	100,000	101,083
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class D (c)	6.012%	06/26/34	225,000	225,000
				1,565,323
CRE/CLO - 1.6%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class B (1* TSFR1M + 319) (a)(c)	7.527%	01/18/41	100,000	99,951

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 58.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 1.6% (Continued)
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C (1* TSFR1M + 369) (a)(c)	8.027%	01/18/41	$100,000	$99,950
Arbor Realty Commerical Real Estate Notes, Series 2025-FL1, Class C (1* TSFR1M + 269) (a)(c)	7.033%	08/20/42	100,000	99,942
BXMT Ltd., Series 2020-FL3, Class A (1* TSFR1M + 151) (a)(c)	6.378%	11/15/37	231,172	231,237
BXMT Ltd., Series 2020-FL3, Class D (1* TSFR1M + 291) (a)(c)	7.778%	11/15/37	100,000	96,670
BXMT Ltd., Series 2020-FL2, Class AS (1* TSFR1M + 151) (a)(c)	5.878%	02/15/38	200,000	199,261
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (a)(c)	6.678%	02/15/38	100,000	97,831
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(c)	6.728%	05/15/38	100,000	95,900
BXMT Ltd., Series 2021-FL4, Class A (1* TSFR1M + 116) (a)(c)	5.528%	05/17/38	242,430	241,720
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class C (1* TSFR1M + 196) (a)(c)	6.100%	07/16/36	250,000	249,430
				1,511,892
Credit Cards - 0.2%
Genesis Sales Finance Master Trust, Series 2024-B, Class D (c)	7.040%	12/20/32	150,000	151,194

Equipment - 0.2%
NMEF Funding, LLC, Series 2022-B, Class C (c)	8.540%	06/15/29	220,000	225,680

HECM - 3.6%
Brean Asset Backed Securities Trust, Series 2021-RM1, Class M1 (c)	1.600%	10/25/63	214,873	187,941
Brean Asset Backed Securities Trust, Series 2025-RM10, Class A2 (c)	5.000%	01/25/65	100,000	97,209

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 58.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 3.6% (Continued)
Brean Asset Backed Securities Trust, Series 2025-RM12, Class M3 (c)	4.500%	07/25/65	$125,861	$101,396
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A2 (c)	4.500%	03/25/78	180,000	174,209
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1 (c)	4.250%	04/25/33	250,000	247,268
Cascade Funding Mortgage Trust, Series 2022-AB2, Class M3 (c)	2.000%	02/25/52	268,677	249,912
Finance of America HECM Buyout, Series 2024-HB1, Class M2 (c)	6.000%	10/01/34	250,000	251,449
Ocwen Loan Investment Trust, Series 2023-HB1, Class M1 (c)	3.000%	06/25/36	250,000	246,369
Ocwen Loan Investment Trust, Series 2023-HB1, Class M2 (c)	3.000%	06/25/36	300,000	294,745
RMF Buyout Issuance Trust, Series 2020-HB1, Class AB (c)	1.744%	10/25/50	202,581	189,365
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	398,720	370,945
RMF Proprietary Issuance Trust, Series 2022-2, Class A (c)	3.750%	06/25/62	472,334	445,080
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (c)	4.000%	08/25/62	150,000	133,199
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (c)	3.000%	01/25/62	400,000	370,920
				3,360,007
Hospitality - 0.4%
BHMS Commerical Mortgage Trust, Series 2025-ATLS, Class B (1* TSFR1M + 255) (a)(c)	6.700%	08/15/42	100,000	100,063
BHMS Commerical Mortgage Trust, Series 2025-ATLS, Class C (1* TSFR1M + 330) (a)(c)	7.450%	08/15/42	150,000	150,094
INTOWN Mortgage Trust, Series 2025-STAY, Class D (1* TSFR1M + 285) (a)(c)	7.000%	03/15/42	100,000	99,875
				350,032

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 58.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Industrial - 1.1%
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D (1* TSFR1M + 259) (a)(c)	6.742%	03/15/30	$175,000	$174,781
BX Trust, Series 2025-VLT7, Class D (1* TSFR1M + 325) (a)(c)	7.400%	07/15/27	150,000	151,125
BX Trust, Series 2025-BCAT, Class D (1* TSFR1M + 265) (a)(c)	7.000%	08/15/42	95,828	96,095
DK Trust, Series 2025-LXP, Class C (c)	6.592%	08/15/37	400,000	400,375
DK Trust, Series 2025-LXP, Class D (c)	7.241%	08/15/37	250,000	250,313
				1,072,689
Laboratory - 2.5%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (c)	7.970%	08/13/41	100,000	99,504
Commercial Mortgage Trust, Series 2020-CX, Class B (c)	2.446%	11/10/46	550,000	467,859
Life Financial Services Trust, Series 2021-BMR, Class D (1* TSFR1M + 151) (a)(c)	5.664%	03/15/38	175,000	173,906
Life Financial Services Trust, Series 2021-BMR, Class E (1* TSFR1M + 186) (a)(c)	6.014%	03/15/38	350,000	346,938
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (a)(c)	5.445%	05/15/39	250,000	243,125
Life Financial Services Trust, Series 2022-BMR2, Class B (1* TSFR1M + 179) (a)(c)	5.944%	05/15/39	250,000	234,357
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (a)(c)	6.243%	05/15/39	250,000	228,438
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A (c)	2.130%	10/10/42	300,000	256,388
VRTX Trust, Series 2025-HQ, Class D (c)	6.815%	09/05/30	300,000	305,374
				2,355,889
Multifamily - 0.7%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (a)(c)	7.239%	08/15/39	280,859	281,559
Multifamily Connecticut Avenue, Series 2025-01, Class M1 (1* SOFR30A + 240) (a)(c)	6.756%	05/25/55	199,943	200,720

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 58.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 0.7% (Continued)
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (a)(c)	6.798%	10/25/44	$192,731	$194,117
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (a)(c)	6.356%	01/25/51	12,257	12,223
				688,619
Non-Agency MBS 2.0 - 0.4%
Redwood Funding Trust, Series 2025-2, Class A (c)	7.112%	05/27/55	90,372	90,783
Redwood Funding Trust, Series 2025-3, Class B (c)	7.749%	12/27/56	275,000	274,817
				365,600
Non-Performing Loan - 0.1%
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1 (c)	7.774%	05/25/30	125,436	126,341

Non-QM - 0.8%
Angel Oak Mortgage Trust, Series 2025-5, Class A1 (c)	5.573%	04/25/70	562,992	568,027
COLT Funding, LLC, Series 2024-7, Class A1 (c)	5.538%	12/26/69	218,699	220,353
				788,380
Office - 1.7%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (c)	2.627%	01/15/32	100,000	88,327
Banc of America Merrill Lynch Commercial Mortgage, Series 2016-SS1, Class A (c)	3.665%	12/15/35	223,621	210,623
Banc of America Merrill Lynch Commerical Mortgage, Series 2020-BOC, Class D (c)	3.289%	01/15/32	100,000	75,410
Banc of America Merrill Lynch Commericial Mortgage, Series 2020-BOC, Class B (c)	2.829%	01/15/32	100,000	83,333
COLEM Mortgage Trust, Series 2022-HLNE, Class B (c)	2.461%	04/12/42	100,000	88,711
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (a)(c)	5.414%	10/15/43	450,000	437,203

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 58.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Office - 1.7% (Continued)
NYT Mortgage Trust, Series 2019-NYT, Class C (1* TSFR1M + 200) (a)(c)	6.361%	12/15/35	$100,000	$97,131
NYT Mortgage Trust, Series 2019-NYT, Class D (1* TSFR1M + 230) (a)(c)	6.661%	12/15/35	150,000	143,174
Wells Fargo Commerical Mortgage Trust, Series 2025-1918, Class B (c)	6.013%	09/15/40	200,000	200,730
Wells Fargo Commerical Mortgage Trust, Series 2025-1918, Class D (c)	8.623%	09/15/40	200,000	201,855
				1,626,497
Residential Transition Loan - 1.7%
Easy STG Mortage Loan Trust, Series 2025-RTL1, Class A1 (c)	6.456%	05/25/40	100,000	101,428
Easy STG Mortage Loan Trust, Series 2025-RTL1, Class A2 (c)	8.299%	05/25/40	125,000	126,229
Fidelis Mortgage Trust, Series 25-RTL1, Class A-2 (c)	6.220%	02/27/40	100,000	101,391
Fidelis Mortgage Trust, Series 2025-RTL2, Class B (c)	8.400%	07/25/40	100,000	97,677
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (c)	6.894%	05/25/29	500,000	505,795
LHOME Mortgage Trust, Series 2025-RTL1, Class A2 (c)	5.952%	01/25/40	100,000	100,698
LHOME Mortgage Trust, Series 2025-RTL2, Class A1 (c)	5.612%	04/25/40	300,000	302,863
New York Mortgage Trust, Series 2024-BPL2, Class A1 (c)	6.509%	05/25/39	200,000	202,041
ROC Mortgage Trust, Series 2025-RTL1, Class A2 (c)	6.114%	02/25/40	100,000	100,896
				1,639,018
Second Lien - 1.2%
Achieve Mortgage, Series 2025-HE1, Class A (c)	5.920%	03/25/55	89,512	91,001
HTAP Trust, Series 2024-1, Class A (c)	7.000%	04/25/37	187,667	188,820
HTAP Trust, Series 2024-2, Class A (c)	6.500%	04/25/42	181,357	180,848

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 58.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Second Lien - 1.2% (Continued)
Point Securitization Trust, Series 2025-1, Class A1 (c)	6.250%	06/25/55	$97,393	$97,408
Unlock HEA Trust, Series 2025-1, Class A (c)	6.750%	07/25/41	99,654	99,915
Vista Point Securitization Trust, Series 2024-CES3, Class A1 (c)	5.679%	01/25/55	86,828	87,223
Vista Point Securitization Trust, Series 2024-CES3, Class A2 (c)	5.995%	01/25/55	400,000	404,606
				1,149,821
Single Family Rental - 1.5%
Home Partners of America Trust, Series 2021-3, Class A (c)	2.200%	01/17/41	165,203	153,434
Progress Residential Trust, Series 2021-SFR3, Class E1 (c)	2.538%	05/17/26	375,000	371,389
Progress Residential Trust, Series 2021-SFR3, Class E2 (c)	2.688%	05/17/26	230,000	227,844
Progress Residential Trust, Series 2021-SFR5, Class E1 (c)	2.209%	07/17/38	335,000	327,397
Progress Residential Trust, Series 2021-SFR5, Class E2 (c)	2.359%	07/17/38	230,000	224,825
Progress Residential Trust, Series 2025-SFR1, Class E1 (c)	3.750%	02/17/42	100,000	92,716
				1,397,605
Small Business - 0.5%
Kapitus Asset Securitization, LLC, Series 2024-4R, Class A (c)	5.490%	09/10/31	150,000	150,677
Kapitus Asset Securitization, LLC, Series 2024-4R, Class C (c)	7.150%	09/10/31	100,000	100,724
Kapitus Asset Securitization, LLC, Series 2025-1A, Class C (c)	7.400%	04/10/32	225,000	227,012
				478,413
Student Loan - 0.8%
Bayview Opportunity Master Fund, Series 2025-EDU1, Class D (1* SOFR30A + 225) (a)(c)	6.583%	07/27/48	250,000	250,000

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 58.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 0.8% (Continued)
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	$147,153	$145,697
Social Professional Loan Program, Series 2019-B, Class BFX (c)	3.730%	08/17/48	400,000	375,089
				770,786
Unsecured Consumer - 3.9%
ACHV ABS Trust, Series 2024-1PL, Class D (c)	7.290%	04/25/31	92,542	94,294
ACHV ABS Trust, Series 2024-3AL, Class D (c)	6.750%	12/26/31	86,587	87,845
Affirm, Inc., Series 2025-X1, Class D (c)	6.110%	04/15/30	250,000	251,276
AMCR ABS Trust, Series 2023-1, Class B (c)	8.700%	01/21/31	53,745	54,216
AMCR ABS Trust, Series 2024-A, Class A (c)	6.260%	08/18/31	65,698	65,931
Cherry Securitization Trust, Series 2025-1A, Class A (c)	6.130%	11/15/32	200,000	203,248
Oportun Funding, LLC, Series 2024-3, Class C (c)	6.250%	08/15/29	125,000	125,860
Oportun Funding, LLC, Series 2021-C, Class C (c)	3.610%	10/08/31	67,098	66,229
Oportun Funding, LLC, Series 2025-A, Class C (c)	5.890%	02/08/33	140,000	140,205
Oportun Funding, LLC, Series 2025-C, Class D (c)	5.910%	07/08/33	200,000	200,821
Pagaya AI Debt Selection Trust, Series 2024-1, Class C (c)	8.344%	07/15/31	62,423	63,181
Pagaya AI Debt Selection Trust, Series 2025-1, Class D (c)	6.282%	07/15/32	99,991	101,018
Pagaya AI Debt Selection Trust, Series 2024-11, Class D (c)	6.307%	07/15/32	124,986	125,505
Pagaya AI Debt Selection Trust, Series 2025-6, Class B (c)	4.883%	04/15/33	350,000	349,737
Pagaya Point of Sale Holdings, Series 2025-1, Class A (c)	5.715%	01/20/34	100,000	101,171
Pagaya Point of Sale Holdings, Series 2025-1, Class D (c)	6.739%	01/20/34	150,000	151,652
Pagaya Point of Sale Holdings, Series 2025-1, Class E (c)	11.276%	01/20/34	100,000	103,243

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Securitized - 58.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 3.9% (Continued)
Reach Financial, LLC, Series 2025-1A, Class B (c)	5.340%	08/16/32	$200,000	$202,974
Reach Financial, LLC, Series 2025-1A, Class C (c)	5.990%	08/16/32	100,000	101,796
Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class NT (c)	6.110%	06/15/32	173,729	175,760
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class B (c)	5.254%	09/15/32	200,000	200,587
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class C (c)	5.923%	09/15/32	300,000	302,231
Upgrade Receivables Trust, Series 2024-1A, Class C (c)	6.470%	01/15/31	100,000	101,077
Upstart Securitization Trust, Series 2025-3, Class C (c)	5.430%	09/20/35	225,000	224,248
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B (c)	8.540%	11/15/30	25,386	25,466
				3,619,571

Total Securitized (Cost $54,030,058)				$55,312,237

Treasury - 20.6%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes	3.875%	11/30/29	$175,000	$176,128
U.S. Treasury Notes	0.625%	08/15/30	4,850,000	4,181,420
U.S. Treasury STRIPS	0.000%	08/15/33	100,000	72,377
U.S. Treasury Notes (b)	4.000%	02/15/34	6,250,000	6,233,643
U.S. Treasury STRIPS	0.000%	08/15/34	150,000	103,214
U.S. Treasury STRIPS	0.000%	02/15/36	250,000	158,988
U.S. Treasury STRIPS	0.000%	02/15/37	250,000	151,020
U.S. Treasury STRIPS	0.000%	02/15/38	1,000,000	571,446
U.S. Treasury STRIPS	0.000%	11/15/38	300,000	164,488
U.S. Treasury Bonds	1.125%	08/15/40	1,000,000	630,625
U.S. Treasury Bonds	1.375%	11/15/40	850,000	554,559
U.S. Treasury STRIPS	0.000%	08/15/41	200,000	93,646

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

September 30, 2025 (Unaudited)

Treasury - 20.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury STRIPS	0.625%	02/15/43	$491,761	$373,219
U.S. Treasury STRIPS	0.000%	08/15/43	300,000	125,117
U.S. Treasury Bonds	2.250%	08/15/46	1,000,000	667,188
U.S. Treasury Bonds	3.000%	02/15/48	5,500,000	4,153,359
U.S. Treasury Bonds	1.250%	05/15/50	400,000	196,203
U.S. Treasury Bonds	1.625%	11/15/50	1,500,000	804,844
Total Treasury (Cost $19,334,083)				$19,411,484

Registered Investment Companies - 6.2%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.09% (d)	3,233,818	$3,233,818
State Street Navigator Securities Lending Portfolio I, 3.94% (d)(e)	2,599,510	2,599,510
Total Registered Investment Companies (Cost $5,833,328)		$5,833,328

Total Investment Securities - 103.9% (Cost $96,208,870)		$97,933,315

Liabilities in Excess of Other Assets - (3.9)%		(3,695,969)

Net Assets - 100.0%		$94,237,346

(a)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2025. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $9,225,489.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of September 30, 2025 was $35,688,195, representing 37.9% of net assets.
(d)	The rate shown is the 7-day effective yield as of September 30, 2025.
(e)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $6,994,725.

IO - Interest Only

NA - National Association

plc - Public Limited Company

PO - Principal Only

REIT - Real Estate Investment Trust

SA - Societe Anonyme

SOFR - Secured Overnight Financing Rate

TSFR - CME Term SOFR